UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-22865

Forethought Variable Insurance Trust
(Exact name of registrant as specified in charter)

10 West Market Street, Suite 2300

            Indianapolis, Indiana 46204

(Address of principal executive offices) (Zip code)

The Corporation Trust Company
             1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant's telephone number, including area code: 877-355-1820

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Semi-Annual Report

June 30, 2022

Global Atlantic Portfolios

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Selects Managed Risk Portfolio

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Global Atlantic Growth Managed Risk Portfolio

Global Atlantic Moderate Growth Managed Risk Portfolio

Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio

Class II shares

Each a separate series of the Forethought Variable Insurance Trust

Distributed by Global Atlantic Distributors, LLC
Member FINRA

Dear Shareholders/Contract Owners:

Similar to the first half of 2020, which saw one of the most volatile periods in financial markets history, the six months ending June 30, 2022 (the "Period") were volatile as well, albeit for different reasons. The 2020 period marked the start of the COVID-19 pandemic (the "Pandemic"), whereas the Period was driven primarily by concerns over inflation, interest rates, the Russian invasion of Ukraine, and to a lesser extent, the lingering Pandemic. From an inflation perspective, global prices are increasing at the fastest rate seen in decades, particularly in food and energy. The two main drivers of this are, one, the Russia/Ukraine conflict, where Russia is one of the largest energy suppliers, while Ukraine is one of the world's largest producers and exporters of wheat, and two, supply chain disruptions. The latter has been exacerbated by sporadic resurgences of COVID-19, particularly in China where entire cities have been shut down for weeks.

Given the significant and swift rise in inflation, central banks are changing their years long accommodative and stimulative policies, forced to raise interest rates quickly in an attempt to lower inflation. In the U.S., the Federal Reserve (the "Fed") raised the interest rates by 25 basis points in March, another 50 basis points in May, a further 75 basis points in June, and indicated that several more increases were likely over the remainder of 2022. With these central bank moves, government bond yields have risen substantially as illustrated by the U.S. 10-year Treasury, which has doubled during the Period from 1.51% at the end of 2021 to 3.02% as of June 30, 2022, a level not seen since 2011. In conjunction with the rise in interest rates, economic growth expectations have come down, with U.S. GDP now estimated to be 1.5%-2.0% for the year versus prior estimates of 2.5%-3.0%.

These aforementioned factors have led to increased volatility in the financial markets. While spikes in volatility, as measured by the CBOE Volatility Index ("VIX"), have occurred persistently over the past 2 years, more recent increases have lasted longer. Furthermore, the normalized range to which the VIX subsequently declines following these spikes has also risen to 20-25, up from 15-20 in recent years.

As shown in the chart, the 6-month periods ending June 30, 2022 and June 30, 2021 stand in stark contrast to one another. Whereas markets were very strong during the 2021 period, concerns over inflation, interest rates, the Ukraine/Russia conflict and as a result, the possibility of a recession, weighed heavily in the first half of 2022 with many global equity indices in or near a bear market, which is defined as down 20%. Not only have equity markets struggled, but the rapid rise in interest rates has led to negative returns across much of fixed income, as evidenced by the Bbg US Agg, which was down 10.35% during the Period.

We expect inflation, interest rates, the Ukraine/Russia conflict and economic growth to be the primary concerns for the remainder of 2022 and likely into 2023. In addition, while the Pandemic has eased somewhat with the greater adoption of vaccines globally, COVID-19 has not been eliminated and may continue to pose a risk as new variants emerge.

Given the hardships endured in recent years, we hope this shareholder letter finds you healthy and wish you all the best for the remainder of 2022 and beyond.

Thank you for investing in the Global Atlantic Portfolios.

Sincerely,

Eric D. Todd, CFA	Cameron Jeffreys, CFA
President	Senior Vice President
Global Atlantic Investment Advisors, LLC	Global Atlantic Investment Advisors, LLC

Portfolio	Benchmark
Global Atlantic American Funds® Managed Risk Portfolio	S&P Global Managed Risk LargeMidCap Index – Moderate Conservative
Global Atlantic Balanced Managed Risk Portfolio	S&P Global Managed Risk LargeMidCap Index – Conservative
Global Atlantic BlackRock Selects Managed Risk Portfolio	S&P Global Managed Risk LargeMidCap Index – Moderate Conservative
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	S&P 500 Managed Risk Index – Moderate
Global Atlantic Growth Managed Risk Portfolio	S&P Global Managed Risk LargeMidCap Index – Moderate Aggressive
Global Atlantic Moderate Growth Managed Risk Portfolio	S&P Global Managed Risk LargeMidCap Index – Moderate Conservative
Global Atlantic Select Advisor Managed Risk Portfolio	S&P Global Managed Risk LargeMidCap Index – Moderate
Global Atlantic Wellington Research Managed Risk Portfolio	S&P 500 Managed Risk Index – Moderate Conservative

The indices shown are for informational purposes only and are not reflective of any investment. As it is not possible to invest directly in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features. Past performance is no guarantee of future results.

This report contains the current opinions of Global Atlantic Investment Advisors, LLC and/or sub-advisers at the time of its publication and should not be considered investment advice or a recommendation of any particular security, strategy or investment product. Such opinions are subject to change without notice and securities described herein may no longer be included in, or may at any time be removed from, a Portfolio's portfolio. This report is distributed for informational purposes only. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed.

Index Definitions:

Bloomberg U.S. Aggregate Bond Index ("Bbg US Agg"). An index weighted according to market capitalization and includes, among other categories, Treasury securities, mortgage-backed securities, government agency bonds and corporate bonds. To be included in the index, bonds must be rated investment grade by Moody's and S&P Global Ratings.

CBOE Volatility Index ("VIX"). An index that reflects a market estimate of future volatility, based on the weighted average of the implied volatilities for a wide range of strikes.

MSCI EAFE Total Return Index ("MSCI EAFE"). An index created by Morgan Stanley Capital International (MSCI) that serves as a benchmark of the performance in major developed international equity markets as represented by 21 major MSCI indexes from Europe, Australasia and the Far East.

Russell 2000® Index ("Russell 2000"). An index measuring the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000 serves as a benchmark for small-cap stocks in the United States.

S&P 500 Managed Risk Index – Moderate. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 30% to the underlying bond index.

S&P 500 Managed Risk Index – Moderate Conservative. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 40% to the underlying bond index.

S&P 500 Index ("S&P 500"). A market capitalization weighted price index composed of 500 widely held U.S. common stocks. Frequently used as a measure of U.S. stock market performance.

S&P Global Managed Risk LargeMidCap Index – Conservative. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 50% to the underlying bond index.

S&P Global Managed Risk LargeMidCap Index – Moderate. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 30% to the underlying bond index.

S&P Global Managed Risk LargeMidCap Index – Moderate Aggressive. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 20% to the underlying bond index.

S&P Global Managed Risk LargeMidCap Index – Moderate Conservative. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 40% to the underlying bond index.

S&P MidCap 400 Total Return Index ("S&P MidCap 400"). A capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market.

4865434.2

Performance Summary

The Portfolio's performance figures for the periods ended June 30, 2022 as compared to its benchmarks:

			Annualized				Operating Expenses*
	Inception Date	Six Months Ended 6/30/22	One Year Ended 6/30/22	Three Years Ended 6/30/22	Five Years Ended 6/30/22	Since Inception 6/30/22	Gross Ratios	Net Ratios
Global Atlantic American Funds® Managed Risk Portfolio^
Class II	10/31/13	(14.85)%	(11.42)%	3.61%	4.37%	4.76%	1.63%	1.23%
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative[1]		(14.12)%	(11.18)%	2.62%	4.03%	4.17%
Global Atlantic Balanced Managed Risk Portfolio^^
Class II	10/31/13	(13.11)%	(10.17)%	2.54%	3.25%	3.76%	1.00%	1.00%
S&P Global Managed Risk LargeMidCap Index - Conservative[2]		(13.18)%	(10.70)%	2.07%	3.54%	3.85%
Global Atlantic BlackRock Selects Managed Risk Portfolio^^^
Class II	10/31/13	(13.72)%	(10.68)%	3.73%	3.35%	2.65%	1.17%	1.17%
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative[1]		(14.12)%	(11.18)%	2.62%	4.03%	4.17%
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio^^^^
Class II	4/30/14	(14.04)%	(6.56)%	4.65%	5.87%	5.24%	1.21%	1.20%
S&P 500 Managed Risk Index - Moderate[3]		(13.22)%	(6.26)%	5.48%	6.66%	6.68%
Global Atlantic Growth Managed Risk Portfolio^^
Class II	4/30/14	(13.34)%	(8.69)%	4.16%	4.63%	4.02%	1.01%	0.99%
S&P Global Managed Risk LargeMidCap Index - Moderate Agressive[4]		(15.78)%	(11.97)%	3.64%	4.95%	4.47%
Global Atlantic Moderate Growth Managed Risk Portfolio^^
Class II	4/30/14	(13.72)%	(9.93)%	3.26%	3.90%	4.01%	1.01%	1.01%
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative[1]		(14.12)%	(11.18)%	2.62%	4.03%	3.93%
Global Atlantic Select Advisor Managed Risk Portfolio^
Class II	10/31/13	(14.64)%	(11.00)%	3.35%	4.49%	4.78%	1.78%	1.17%
S&P Global Managed Risk LargeMidCap Index - Moderate[5]		(14.84)%	(11.46)%	3.18%	4.52%	4.47%
Global Atlantic Wellington Research Managed Risk Portfolio^^^^^
Class II	10/31/13	(15.02)%	(10.66)%	4.15%	4.91%	5.79%	1.21%	1.20%
S&P 500 Managed Risk Index - Moderate Conservative[6]		(12.74)%	(6.70)%	4.76%	5.97%	6.46%

^  The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser's asset allocation decisions.

Performance Summary (Continued)

^^  The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser's asset allocation decisions. From October 1, 2016 to May 1, 2021, BlackRock Financial Management, Inc. served as a sub-adviser to the Capital Appreciation and Income Component of the Portfolio. In addition, effective May 1, 2021 the sub-adviser to the Capital Appreciation and Income Component of the Portfolio changed from BlackRock Financial Management, Inc. to BlackRock Investment Management, LLC. No changes were made to the Portfolio's principal investment strategies or to the portfolio management team as a result of the change in sub-adviser.

^^^  The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to May 1, 2019, the Capital Appreciation and Income Component of the Portfolio was managed pursuant to a different investment strategy by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser and the prior investment strategy.

^^^^  The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to July 5, 2017, the fixed-income sleeve of the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser's asset allocation decisions. The sub-adviser to the equity sleeve of the Capital Appreciation and Income Component of the Portfolio changed effective March 1, 2018 due to an organizational restructuring whereby all of the investment personnel responsible for the management of the equity sleeve transitioned from Franklin Advisory Services, LLC to Franklin Advisers.

^^^^^  The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

*  The estimated operating expense ratios for Class II shares, as disclosed in the most recent prospectus dated May 1, 2022. Ratios include Acquired Fund Fees and Expenses indirectly incurred by the Portfolio, if applicable. Gross operating expense ratio reflects the ratio of expenses absent waivers and/or reimbursements by the Adviser. The operating expense ratios presented here may differ from the expense ratios disclosed in the Financial Highlights table in this report.

1  The S&P Global Managed Risk LargeMidCap Index - Moderate Conservative is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 40% to the underlying bond index.

2  The S&P Global Managed Risk LargeMidCap Index - Conservative is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 50% to the underlying bond index.

3  The S&P 500 Managed Risk Index - Moderate is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 30% to the underlying bond index.

4  The S&P Global Managed Risk LargeMidCap Index - Moderate Aggressive is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 20% to the underlying bond index.

5  The S&P Global Managed Risk LargeMidCap Index - Moderate is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 30% to the underlying bond index.

6  The S&P 500 Managed Risk Index - Moderate Conservative is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 40% to the underlying bond index.

Global Atlantic American Funds® Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2022

	Shares/ Principal	Fair Value
VARIABLE INSURANCE TRUSTS - 84.9%
DEBT FUNDS - 33.8%
American Funds Insurance Series - American High-Income Trust, Class 1	587,365	$5,186,437
American Funds Insurance Series - The Bond Fund of America, Class 1	4,904,202	48,649,684
American Funds Insurance Series - U.S. Government Securities Fund, Class 1	839,049	9,053,342
TOTAL DEBT FUNDS		62,889,463
EQUITY FUNDS - 51.1%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	1,469,241	16,646,497
American Funds Insurance Series - Global Small Capitalization Fund, Class 1*	211,450	3,302,848
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	2,102,963	25,782,328
American Funds Insurance Series Growth Fund, Class 1	333,862	25,577,181
American Funds Insurance Series Growth-Income Fund, Class 1	486,786	23,750,271
TOTAL EQUITY FUNDS		95,059,125
TOTAL VARIABLE INSURANCE TRUSTS (Cost - $162,294,437)		157,948,588
	Shares/ Principal	Fair Value
MUTUAL FUNDS - 8.3%
EQUITY FUNDS - 8.3%
International Growth and Income Fund (Cost - $18,417,543)	492,001	$15,414,398
SHORT-TERM INVESTMENTS - 4.7%
MONEY MARKET FUNDS - 4.7%
Dreyfus Government Cash Management, 1.35% (a)	8,414,562	8,414,562
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 1.21% (a)	283,700	283,700
TOTAL SHORT-TERM INVESTMENTS (Cost - $8,698,262)		8,698,262
TOTAL INVESTMENTS - 97.9% (Cost - $189,410,242)		$182,061,248
OTHER ASSETS LESS LIABILITIES - NET 2.1%		3,981,817
TOTAL NET ASSETS - 100.0%		$186,043,065

*  Non-income producing security.

(a)  The rate shown is the annualized seven-day yield at period end.

Holdings by Asset Class	% of Net Assets
Variable Insurance Trusts	84.9%
Mutual Funds	8.3%
Short-Term Investments	4.7%
Other Assets less Liabilities - Net	2.1%
100.0%

FUTURES CONTRACTS
SHORT FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Future	Goldman Sachs & Co.	37	9/16/2022	$3,159,800	$175,553
MSCI EAFE Future	Goldman Sachs & Co.	183	9/16/2022	16,987,890	178,715
MSCI Emerging Markets Index Futures	Goldman Sachs & Co.	107	9/16/2022	5,364,445	12,480
S&P 500 E-Mini Future	Goldman Sachs & Co.	182	9/16/2022	34,484,450	987,587
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	25	9/16/2022	5,670,000	275,255
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$1,629,590

See accompanying notes to financial statements.

Global Atlantic Balanced Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2022

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 93.9%
DEBT FUNDS - 46.3%
iShares 10+ Year Investment Grade Corporate Bond ETF	46,927	$2,501,678
iShares 10-20 Year Treasury Bond ETF	19,045	2,288,257
iShares 1-3 Year Treasury Bond ETF	67,838	5,616,308
iShares 1-5 Year Investment Grade Corporate Bond ETF	50,641	2,559,903
iShares 20+ Year Treasury Bond ETF	11,046	1,268,854
iShares 3-7 Year Treasury Bond ETF	31,699	3,782,959
iShares 5-10 Year Investment Grade Corporate Bond ETF	39,022	1,992,463
iShares 7-10 Year Treasury Bond ETF	7,595	776,968
iShares Broad USD High Yield Corporate Bond ETF	24,795	858,403
iShares Core Total USD Bond Market ETF	220,887	10,341,929
iShares Core U.S. Aggregate Bond ETF	71,006	7,219,890
iShares Fallen Angels USD Bond ETF	49,939	1,229,498
iShares TIPS Bond ETF	43,927	5,003,725
TOTAL DEBT FUNDS		45,440,835
EQUITY FUNDS - 47.6%
iShares Core High Dividend ETF	17,923	1,800,007
iShares Core MSCI EAFE ETF	90,620	5,332,987
iShares Core S&P 500 ETF	60,779	23,044,358
iShares Core S&P Mid-Cap ETF	15,965	3,611,762
iShares Core S&P Small-Cap ETF	20,596	1,903,276
iShares ESG Aware MSCI USA ETF	79,274	6,651,089
	Shares/ Principal	Fair Value
EQUITY FUNDS - 47.6% (Continued)
iShares MSCI EAFE Growth ETF	9,166	$737,771
iShares MSCI EAFE Value ETF	45,517	1,975,438
iShares MSCI Emerging Markets Min Vol Factor ETF	3,460	191,788
iShares S&P Small-Cap 600 Value ETF	7,543	671,553
iShares U.S. Energy ETF	15,627	595,701
iShares U.S. Infrastructure ETF	7,972	271,367
TOTAL EQUITY FUNDS		46,787,097
TOTAL EXCHANGE TRADED FUNDS (Cost - $89,337,598)		92,227,932
SHORT-TERM INVESTMENTS - 4.2%
MONEY MARKET FUNDS - 4.2%
Dreyfus Government Cash Management, 1.35% (a)	3,171,030	3,171,030
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 1.21% (a)	905,236	905,236
TOTAL SHORT-TERM INVESTMENTS (Cost - $4,076,266)		4,076,266
TOTAL INVESTMENTS - 98.1% (Cost - $93,413,864)		$96,304,198
OTHER ASSETS LESS LIABILITIES - NET 1.9%		1,825,087
TOTAL NET ASSETS - 100.0%		$98,129,285

(a)  The rate shown is the annualized seven-day yield at period end.

TIPS - Treasury Inflation Protected Security

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	93.9%
Short-Term Investments	4.2%
Other Assets less Liabilities - Net	1.9%
100.0%

FUTURES CONTRACTS
SHORT FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Future	Goldman Sachs & Co.	23	9/16/2022	$1,964,200	$115,570
MSCI EAFE Future	Goldman Sachs & Co.	52	9/16/2022	4,827,160	36,815
MSCI Emerging Market Index Future	Goldman Sachs & Co.	6	9/16/2022	300,810	5,290
S&P 500 E-Mini Future	Goldman Sachs & Co.	97	9/16/2022	18,379,075	502,903
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	16	9/16/2022	3,628,800	201,980
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$862,558

See accompanying notes to financial statements.

Global Atlantic BlackRock Selects Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2022

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 72.3%
DEBT FUNDS - 30.1%
iShares 1-3 Year Treasury Bond ETF	175,434	$14,524,181
iShares 20+ Year Treasury Bond ETF	16,616	1,908,680
iShares 3-7 Year Treasury Bond ETF	97,240	11,604,621
iShares 7-10 Year Treasury Bond ETF	47,129	4,821,297
iShares iBoxx $ Investment Grade Corporate Bond ETF	42,393	4,664,502
iShares iBoxx High Yield Corporate Bond ETF	24,556	1,807,567
iShares MBS ETF	39,364	3,837,596
iShares Short Treasury Bond ETF	132,546	14,593,315
TOTAL DEBT FUNDS		57,761,759
EQUITY FUNDS - 42.2%
iShares Core Dividend Growth ETF	113,958	5,428,959
iShares Core MSCI EAFE ETF	147,207	8,663,132
iShares Core MSCI Emerging Markets ETF	36,816	1,806,193
iShares Core S&P U.S. Growth ETF	315,751	26,428,359
iShares Core S&P U.S. Value ETF	199,872	13,367,439
iShares Global Healthcare ETF	34,724	2,817,506
iShares MSCI Eurozone ETF	186,235	6,769,642
iShares MSCI Global Min Vol Factor ETF	58,898	5,565,861
iShares U.S. Basic Materials ETF	13,786	1,623,026
iShares U.S. Consumer Discretionary ETF	30,407	1,725,293
iShares U.S. Energy ETF	125,030	4,766,144
	Shares/ Principal	Fair Value
EQUITY FUNDS - 42.2% (Continued)
iShares U.S. Industrials ETF	20,041	$1,766,213
TOTAL EQUITY FUNDS		80,727,767
TOTAL EXCHANGE TRADED FUNDS (Cost - $135,549,804)		138,489,526
VARIABLE INSURANCE TRUSTS - 22.0%
ASSET ALLOCATION FUND - 22.0%
BlackRock Global Allocation VI Fund, Class I (Cost - $42,898,851)*	2,826,136	42,052,902
SHORT-TERM INVESTMENTS - 3.8%
MONEY MARKET FUNDS - 3.8%
Dreyfus Government Cash Management, 1.35% (a)	5,761,675	5,761,675
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 1.21% (a)	1,458,730	1,458,730
TOTAL SHORT-TERM INVESTMENTS (Cost - $7,220,405)		7,220,405
TOTAL INVESTMENTS - 98.1% (Cost - $185,669,060)		$187,762,833
OTHER ASSETS LESS LIABILITIES - NET 1.9%		3,616,719
TOTAL NET ASSETS - 100.0%		$191,379,552

*  Non-income producing security.

(a)  The rate shown is the annualized seven-day yield at period end.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	72.3%
Variable Insurance Trusts	22.0%
Short-Term Investments	3.8%
Other Assets less Liabilities - Net	1.9%
100.0%

FUTURES CONTRACTS
SHORT FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Future	Goldman Sachs & Co.	32	9/16/2022	$2,732,800	$142,063
MSCI EAFE Future	Goldman Sachs & Co.	166	9/16/2022	15,409,780	148,630
MSCI Emerging Market Index Future	Goldman Sachs & Co.	80	9/16/2022	4,010,800	6,485
S&P 500 E-Mini Future	Goldman Sachs & Co.	168	9/16/2022	31,831,800	895,275
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	28	9/16/2022	6,350,400	311,490
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$1,503,943

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2022

	Shares/ Principal	Fair Value
COMMON STOCKS - 68.1%
AEROSPACE & DEFENSE - 3.1%
General Dynamics Corp.	10,665	$2,359,631
Raytheon Technologies Corp.	48,545	4,665,660
		7,025,291
AIR FREIGHT & LOGISTICS - 1.6%
United Parcel Service, Inc., Class B	19,720	3,599,689
BANKS - 0.8%
JPMorgan Chase & Co.	16,950	1,908,740
BEVERAGES - 1.3%
PepsiCo, Inc.	18,500	3,083,210
BIOTECHNOLOGY - 1.2%
AbbVie, Inc.	17,795	2,725,482
BUILDING PRODUCTS - 1.8%
Carlisle Cos., Inc.	7,677	1,831,809
Johnson Controls International PLC	45,915	2,198,410
		4,030,219
CAPITAL MARKETS - 0.8%
Nasdaq, Inc.	12,166	1,855,802
CHEMICALS - 6.6%
Air Products and Chemicals, Inc.	16,000	3,847,680
Albemarle Corp.	14,815	3,096,039
Ecolab, Inc.	12,100	1,860,496
Linde PLC	18,375	5,283,364
Sherwin-Williams Co. (The)	4,500	1,007,595
		15,095,174
COMMERCIAL SERVICES & SUPPLIES - 1.4%
Cintas Corp.	8,388	3,133,170
CONSUMER DISCRETIONARY SERVICES - 0.0%†
24 Hour Fitness Worldwide, Inc.*	671	253
ELECTRICAL EQUIPMENT - 0.4%
nVent Electric PLC	32,860	1,029,504
ENERGY EQUIPMENT & SERVICES - 0.0%†
Weatherford International PLC*	1,897	40,160
FOOD & STAPLES RETAILING - 0.9%
Walmart, Inc.	17,280	2,100,902
FOOD PRODUCTS - 1.4%
McCormick & Co., Inc.	28,640	2,384,280
Mondelez International, Inc., Class A	11,900	738,871
		3,123,151
	Shares/ Principal	Fair Value
HEALTH CARE EQUIPMENT & SUPPLIES - 6.6%
Abbott Laboratories	30,543	$3,318,497
Becton Dickinson and Co.	16,300	4,018,439
Medtronic PLC	36,800	3,302,800
Stryker Corp.	22,775	4,530,631
		15,170,367
HEALTH CARE PROVIDERS & SERVICES - 2.5%
CVS Health Corp.	8,530	790,390
UnitedHealth Group, Inc.	9,450	4,853,803
		5,644,193
HOTELS, RESTAURANTS & LEISURE - 1.7%
McDonald's Corp.	12,788	3,157,101
Starbucks Corp.	8,800	672,232
		3,829,333
HOUSEHOLD PRODUCTS - 2.1%
Colgate-Palmolive Co.	24,416	1,956,698
Procter & Gamble Co. (The)	19,600	2,818,284
		4,774,982
INDUSTRIAL CONGLOMERATES - 1.5%
Honeywell International, Inc.	20,303	3,528,864
INSURANCE - 0.5%
Erie Indemnity Co., Class A	6,300	1,210,797
IT SERVICES - 4.1%
Accenture PLC, Class A	20,171	5,600,478
Visa, Inc., Class A	19,510	3,841,324
		9,441,802
LIFE SCIENCES TOOLS & SERVICES - 1.6%
Danaher Corp.	1,700	430,984
West Pharmaceutical Services, Inc.	11,060	3,344,212
		3,775,196
MACHINERY - 1.9%
Donaldson Co., Inc.	17,929	863,102
Dover Corp.	17,765	2,155,250
Pentair PLC	28,670	1,312,226
		4,330,578
MULTILINE RETAIL - 1.3%
Target Corp.	20,830	2,941,821
OIL, GAS & CONSUMABLE FUELS - 2.2%
Chevron Corp.	13,700	1,983,486
EOG Resources, Inc.	15,905	1,756,548
Exxon Mobil Corp.	14,330	1,227,221
		4,967,255

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
PHARMACEUTICALS - 2.2%
Johnson & Johnson	19,100	$3,390,441
Pfizer, Inc.	32,985	1,729,404
		5,119,845
ROAD & RAIL - 1.4%
JB Hunt Transport Services, Inc.	7,400	1,165,278
Norfolk Southern Corp.	9,328	2,120,161
		3,285,439
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.2%
Analog Devices, Inc.	33,771	4,933,605
Texas Instruments, Inc.	30,800	4,732,420
		9,666,025
SOFTWARE - 8.6%
Microsoft Corp.	54,293	13,944,071
Roper Technologies, Inc.	14,615	5,767,810
		19,711,881
SPECIALTY RETAIL - 2.2%
Lowe's Cos., Inc.	18,695	3,265,456
Ross Stores, Inc.	26,115	1,834,056
		5,099,512
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.2%
Apple, Inc.	2,900	396,488
TEXTILES, APPAREL & LUXURY GOODS - 1.2%
NIKE, Inc., Class B	27,425	2,802,835
TRADING COMPANIES & DISTRIBUTORS - 0.8%
WW Grainger, Inc.	4,068	1,848,621
TOTAL COMMON STOCKS (Cost - $78,102,968)		156,296,581
U.S. TREASURY SECURITIES AND AGENCY BONDS - 8.8%
U.S. Treasury Bond 1.13%, 5/15/40	$465,000	325,627
1.13%, 8/15/40	1,160,000	806,291
1.75%, 8/15/41	280,000	214,255
3.13%, 11/15/41	28,000	27,022
2.50%, 5/15/46††	915,000	781,253
2.25%, 8/15/46	795,000	645,875
2.75%, 8/15/47	150,000	135,129
2.75%, 11/15/47	319,000	287,910
3.13%, 5/15/48	100,000	97,488
3.00%, 8/15/48	330,000	314,183
2.88%, 5/15/49	100,000	93,969
1.25%, 5/15/50	875,000	561,743
2.38%, 5/15/51	275,000	234,072
1.88%, 11/15/51	140,000	105,963
	Shares/ Principal		Fair Value
U.S. TREASURY SECURITIES AND AGENCY BONDS - 8.8% (Continued)
U.S. Treasury Inflation Indexed Note, 0.63%, 1/15/26		$590,114	$597,600
U.S. Treasury Note 2.50%, 4/30/24		540,000	535,739
1.75%, 3/15/25		1,298,000	1,256,220
0.25%, 6/30/25		900,000	829,547
0.25%, 7/31/25		300,000	275,754
0.25%, 9/30/25		1,900,000	1,737,832
0.38%, 11/30/25		2,065,000	1,888,265
0.38%, 12/31/25		3,050,000	2,783,006
1.88%, 2/28/27		1,580,000	1,502,111
2.75%, 4/30/27		2,200,000	2,173,531
1.88%, 2/15/32		2,100,000	1,907,719
TOTAL U.S. TREASURY SECURITIES AND AGENCY BONDS (Cost - $21,495,477)			20,118,104
CORPORATE BONDS AND NOTES - 6.4%
AEROSPACE & DEFENSE - 0.1%
Boeing Co. (The), 5.15%, 5/1/30		150,000	144,382
AGRICULTURE - 0.1%
Altria Group, Inc., 3.40%, 5/6/30		300,000	255,133
AIRLINES - 0.2%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25 (a)		300,000	291,674
International Consolidated Airlines Group SA, 3.75%, 3/25/29	EUR	200,000	147,618
United Airlines 2020-1 Class B Pass-Through Trust, 4.88%, 1/15/26		41,500	39,217
United Airlines, Inc., 4.38%, 4/15/26 (a)		100,000	89,250
			567,759
BANKS - 1.1%
Banco de Chile, 2.99%, 12/9/31 (a)		200,000	167,000
Banco Santander SA, 2.75%, 12/3/30		200,000	159,236
Bank of America Corp.
3.86%, (3 Month US Libor + 0.94%), 7/23/24 (b)		200,000	199,326
3.50%, 4/19/26		500,000	487,703
2.59%, (SOFR + 2.15%), 4/29/31 (b)		100,000	85,048
Citigroup, Inc.
4.04%, (3 Month US Libor + 1.02%), 6/1/24 (b)		200,000	199,436
2.57%, (SOFR + 2.11%), 6/3/31 (b)		100,000	84,265
3.06%, (SOFR + 1.35%), 1/25/33 (b)		200,000	170,249
Goldman Sachs Group, Inc. (The), 1.99%, (SOFR + 1.09%), 1/27/32 (b)		300,000	237,617
JPMorgan Chase & Co., 4.49%, (SOFR + 3.79%), 3/24/31 (b)		400,000	390,355
Morgan Stanley, 3.88%, 1/27/26		400,000	394,370
			2,574,605

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
BEVERAGES - 0.0%†
Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	$100,000	$96,135
BIOTECHNOLOGY - 0.1%
Royalty Pharma PLC, 2.15%, 9/2/31	300,000	234,746
BUILDING MATERIALS - 0.0%†
Mohawk Industries, Inc., 3.63%, 5/15/30	125,000	111,798
CHEMICALS - 0.1%
Sasol Financing USA LLC, 6.50%, 9/27/28	200,000	181,100
COSMETICS & PERSONAL CARE - 0.1%
Oriflame Investment Holding PLC, 5.13%, 5/4/26 (a)	200,000	126,500
DIVERSIFIED FINANCIAL SERVICES - 0.0%†
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	150,000	118,814
ELECTRIC - 1.1%
Colbun SA, 3.15%, 3/6/30 (a)	200,000	166,948
Comision Federal de Electricidad, 3.35%, 2/9/31 (a)	200,000	152,352
Dominion Energy, Inc., 3.38%, 4/1/30	100,000	91,675
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000	110,356
Duke Energy Corp., 3.75%, 9/1/46	100,000	79,227
EDP Finance BV, 1.71%, 1/24/28 (a)	200,000	171,682
Electricite de France SA, 5.25%, (USD 10 Year Swap + 3.71%), 7/29/70 (a),(b)	400,000	376,360
Enel Finance International NV, 3.50%, 4/6/28 (a)	200,000	185,165
Exelon Corp., 4.05%, 4/15/30	200,000	192,361
InterGen NV, 7.00%, 6/30/23 (a)	200,000	192,350
Israel Electric Corp. Ltd., 4.25%, 8/14/28 (a)	200,000	192,200
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (a)	100,000	79,739
PacifiCorp, 6.10%, 8/1/36	100,000	109,815
Southern Co. (The), 3.70%, 4/30/30	50,000	46,503
Talen Energy Supply LLC, 7.25%, 5/15/27 (a)	100,000	98,465
Vistra Operations Co. LLC, 4.30%, 7/15/29 (a)	300,000	272,252
		2,517,450
FOOD - 0.1%
JBS Finance Luxembourg Sarl
2.50%, 1/15/27 (a)	200,000	173,548
3.63%, 1/15/32 (a)	200,000	161,500
		335,048
	Shares/ Principal	Fair Value
HEALTHCARE-PRODUCTS - 0.1%
PerkinElmer, Inc., 2.25%, 9/15/31	$200,000	$158,484
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	100,000	84,300
		242,784
HEALTHCARE-SERVICES - 0.3%
Anthem, Inc., 4.65%, 1/15/43	100,000	95,971
Centene Corp., 3.00%, 10/15/30	100,000	82,875
CHS/Community Health Systems, Inc., 5.63%, 3/15/27 (a)	100,000	84,625
DaVita, Inc., 4.63%, 6/1/30 (a)	100,000	77,986
Kaiser Foundation Hospitals, 3.27%, 11/1/49	140,000	111,784
Orlando Health Obligated Group, 3.78%, 10/1/28	35,000	33,464
Quest Diagnostics, Inc., 2.80%, 6/30/31	245,000	210,454
		697,159
INSURANCE - 0.1%
Arch Capital Group Ltd., 3.64%, 6/30/50	200,000	156,528
LODGING - 0.2%
Las Vegas Sands Corp., 3.90%, 8/8/29	100,000	82,647
Melco Resorts Finance Ltd., 5.75%, 7/21/28 (a)	200,000	128,000
Studio City Finance Ltd., 5.00%, 1/15/29 (a)	200,000	103,056
Wynn Macau Ltd., 5.63%, 8/26/28 (a)	200,000	123,200
		436,903
MACHINERY-CONSTRUCTION & MINING - 0.0%†
Caterpillar, Inc., 2.60%, 4/9/30	50,000	45,363
MEDIA - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital, 2.80%, 4/1/31	200,000	160,592
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 8/15/26 (a)	200,000	50,000
Fox Corp., 3.50%, 4/8/30	200,000	181,921
Time Warner Cable LLC, 6.75%, 6/15/39	100,000	99,794
		492,307
MULTI-NATIONAL - 0.2%
African Export-Import Bank (The), 3.99%, 9/21/29 (a)	200,000	171,816
Banque Ouest Africaine de Developpement, 5.00%, 7/27/27 (a)	200,000	181,752
		353,568
OIL & GAS - 0.4%
Aker BP ASA, 4.00%, 1/15/31 (a)	200,000	180,093
Ecopetrol SA
5.38%, 6/26/26	100,000	92,695

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
OIL & GAS - 0.4% (Continued)
4.63%, 11/2/31	$100,000	$75,749
Harvest Operations Corp., 4.20%, 6/1/23 (a)	100,000	100,727
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 4/15/30(a)	100,000	87,000
Occidental Petroleum Corp., 6.20%, 3/15/40	200,000	197,000
Petroleos Mexicanos, 6.63%, 6/15/35	80,000	54,611
Phillips 66, 2.15%, 12/15/30	100,000	81,899
		869,774
OIL & GAS SERVICES - 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 4.49%, 5/1/30	50,000	49,400
Schlumberger Holdings Corp., 3.90%, 5/17/28(a)	150,000	141,853
		191,253
PACKAGING & CONTAINERS - 0.0%†
Amcor Flexibles North America, Inc., 2.63%, 6/19/30	50,000	41,098
PHARMACEUTICALS - 0.2%
AbbVie, Inc., 4.55%, 3/15/35	100,000	97,882
Bayer US Finance II LLC, 4.38%, 12/15/28 (a)	100,000	97,551
CVS Health Corp., 4.78%, 3/25/38	100,000	94,957
Teva Pharmaceutical Finance Netherlands III BV, 5.13%, 5/9/29	100,000	82,375
		372,765
PIPELINES - 0.6%
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29 (a)	100,000	87,258
Energy Transfer LP
4.75%, 1/15/26	100,000	99,732
4.95%, 5/15/28	100,000	97,909
Enterprise Products Operating LLC
3.13%, 7/31/29	100,000	90,190
4.45%, 2/15/43	100,000	87,526
EQM Midstream Partners LP, 7.50%, 6/1/27 (a)	100,000	96,665
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	400,000	401,098
TransCanada PipeLines Ltd.
4.25%, 5/15/28	100,000	97,471
4.88%, 5/15/48	200,000	192,006
Venture Global Calcasieu Pass LLC, 4.13%, 8/15/31 (a)	100,000	85,729
Williams Cos., Inc. (The), 3.50%, 11/15/30	50,000	45,177
		1,380,761
	Shares/ Principal		Fair Value
REAL ESTATE - 0.0%†
Country Garden Holdings Co. Ltd., 7.25%, 4/8/26		$200,000	$108,100
REITS - 0.3%
Equinix, Inc., 1.45%, 5/15/26		50,000	44,437
Healthcare Trust of America Holdings LP, 2.00%, 3/15/31		300,000	233,165
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31		100,000	78,000
National Retail Properties, Inc., 4.30%, 10/15/28		300,000	292,049
			647,651
RETAIL - 0.1%
Kohl's Corp., 3.38%, 5/1/31		200,000	173,896
SEMICONDUCTORS - 0.1%
SK Hynix, Inc., 2.38%, 1/19/31 (a)		200,000	157,932
TELECOMMUNICATIONS - 0.3%
America Movil SAB de CV, 5.38%, 4/4/32 (a)		200,000	177,500
AT&T, Inc., 3.50%, 6/1/41		100,000	80,347
CommScope Technologies LLC, 5.00%, 3/15/27 (a)		100,000	73,848
T-Mobile USA, Inc.
3.88%, 4/15/30		300,000	280,741
3.30%, 2/15/51		100,000	73,266
			685,702
TRANSPORTATION - 0.1%
CSX Corp., 4.10%, 3/15/44		100,000	88,254
FedEx Corp., 4.05%, 2/15/48		100,000	84,206
			172,460
TRUCKING & LEASING - 0.1%
DAE Funding LLC, 1.55%, 8/1/24 (a)		200,000	187,499
TOTAL CORPORATE BONDS AND NOTES (Cost - $17,246,405)			14,676,973
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 5.2%
Adagio CLO VIII DAC, 1.65%, (3 Month EUR Libor + 1.65%), 4/15/32 (a),(b)	EUR	250,000	242,132
AMMC CLO 21 Ltd., 3.39%, (3 Month US Libor + 2.10%), 11/2/30 (a),(b)		300,000	283,431
AMMC CLO XI Ltd., 3.19%, (3 Month US Libor + 1.90%), 4/30/31 (a),(b)		400,000	371,881
Antares CLO 2018-1 Ltd., 2.71%, (3 Month US Libor + 1.65%), 4/20/31 (a),(b)		250,000	239,584

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal		Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 5.2% (Continued)
BlueMountain CLO 34 Ltd., 3.36%, (3 Month Term SOFR + 2.40%), 4/20/35 (a),(b)		$250,000	$236,577
BlueMountain Fuji Eur CLO V DAC, 1.55%, (3 Month EUR Libor + 1.55%), 1/15/33 (a),(b)	EUR	250,000	240,156
BRAVO Residential Funding Trust 2019-1, 3.50%, 3/25/58 (a)		25,557	25,802
BRAVO Residential Funding Trust 2019-NQM2, 3.50%, 10/25/44 (a),(c)		70,941	68,490
BX 2021-LBA3 Mortgage Trust, 2.22%, (1 Month US Libor + 0.90%), 10/15/36 (a),(b)		130,000	122,452
BX Commercial Mortgage Trust 2021-VOLT, 2.27%, (1 Month US Libor + 0.95%), 9/15/36 (a),(b)		130,000	122,157
BX Trust 2022-IND, 2.82%, (1 Month Term SOFR + 1.49%), 4/15/37 (a),(b)		220,000	214,060
Carlyle Global Market Strategies, 3.07%, (3 Month Term SOFR + 2.15%), 4/15/35 (a),(b)		250,000	232,472
Carlyle GMS Finance MM CLO 2015-1 LLC, 3.24%, (3 Month US Libor + 2.20%), 10/15/31 (a),(b)		250,000	240,785
CARLYLE US CLO 2017-4 Ltd., 3.84%, (3 Month US Libor + 2.80%), 1/15/30 (a),(b)		200,000	174,077
Cent CLO 21 Ltd., 4.42%, (3 Month US Libor + 3.20%), 7/27/30 (a),(b)		250,000	221,523
CIFC Funding 2022-II Ltd., 2.06%, (3 Month Term SOFR + 1.32%), 4/19/35 (a),(b)		310,000	298,254
CIM Trust 2018-INV1, 4.00%, 8/25/48 (a),(c)		23,824	23,389
CIM Trust 2019-INV1, 4.00%, 2/25/49 (a),(c)		16,277	16,508
COLT 2022-4 Mortgage Loan Trust, 4.30%, 3/25/67 (a),(c)		97,824	96,684
DBCG Mortgage Trust 2017-BBG, 2.03%, (1 Month US Libor + 0.70%), 6/15/34 (a),(b)		160,000	156,947
Dryden 97 CLO Ltd., 2.12%, (3 Month Term SOFR + 1.30%), 4/20/35 (a),(b)		250,000	239,720
Dryden Senior Loan Fund, 3.38%, (3 Month Term SOFR + 2.35%), 4/20/35 (a),(b)		250,000	236,005
Eleven Madison Trust 2015-11MD Mortgage Trust, 3.67%, 9/10/35 (a),(c)		250,000	243,865
Ellington CLO III Ltd., 2.71%, (3 Month US Libor + 1.65%), 7/20/30 (a),(b)		237,220	234,715
Fannie Mae Connecticut Avenue Securities
6.87%, (1 Month US Libor + 5.25%), 10/25/23 (b)		53,386	54,308
	Shares/ Principal		Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 5.2% (Continued)
6.02%, (1 Month US Libor + 4.40%), 1/25/24 (b)		$84,191	$85,134
4.22%, (1 Month US Libor + 2.60%), 5/25/24 (b)		75,417	75,512
4.52%, (1 Month US Libor + 2.90%), 7/25/24 (b)		53,259	53,318
6.52%, (1 Month US Libor + 4.90%), 11/25/24 (b)		102,909	105,403
7.62%, (1 Month US Libor + 6.00%), 9/25/28 (b)		195,974	203,713
6.92%, (1 Month US Libor + 5.30%), 10/25/28 (b)		210,115	217,417
6.07%, (1 Month US Libor + 4.45%), 1/25/29 (b)		71,394	74,408
FirstKey Homes 2020-SFR2 Trust, 1.27%, 10/19/37 (a)		148,939	137,294
Freddie Mac STACR REMIC Trust 2022-DNA3, 2.93%, (SOFR + 2.00%), 4/25/42 (a),(b)		104,804	104,539
Freddie Mac Structured Agency Credit Risk Debt Notes
5.62%, (1 Month US Libor + 4.00%), 8/25/24 (b)		85,235	86,489
5.52%, (1 Month US Libor + 3.90%), 12/25/27 (b)		6,678	6,691
6.32%, (1 Month US Libor + 4.70%), 4/25/28 (b)		112,203	116,463
6.22%, (1 Month US Libor + 5.55%), 7/25/28 (b)		272,528	288,079
6.27%, (1 Month US Libor + 4.65%), 10/25/28 (b)		208,070	216,397
6.77%, (1 Month US Libor + 5.15%), 11/25/28 (b)		121,664	127,841
Halcyon Loan Advisors Funding 2018-1 Ltd., 2.86%, (3 Month US Libor + 1.80%), 7/21/31 (a),(b)		170,000	160,359
Holland Park CLO DAC, 0.92%, (3 Month EUR Libor + 0.92%), 11/14/32 (a),(b)	EUR	500,000	501,541
Home Partners of America 2021-3 Trust, 2.65%, 1/17/41 (a)		76,785	69,960
Home Partners of America Trust 2021-2, 2.30%, 12/17/26 (a)		206,177	183,334
JP Morgan Mortgage Trust, 2.50%, 6/25/52 (a),(c)		109,573	100,680
JP Morgan Mortgage Trust 2021-13, 2.50%, 4/25/52 (a),(c)		230,829	211,636
JP Morgan Mortgage Trust 2021-14, 2.50%, 5/25/52 (a),(c)		172,267	160,480
LCM XXV Ltd., 3.36%, (3 Month US Libor + 2.30%), 7/20/30 (a),(b)		440,000	418,731
Madison Park Euro Funding VIII DAC, 0.82%, (3 Month EUR Libor + 0.82%), 4/15/32 (a),(b)		600,000	600,526

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 5.2% (Continued)
Madison Park Funding XXII Ltd., 3.04%, (3 Month US Libor + 2.00%), 1/15/33 (a),(b)	$250,000	$232,968
Mill City Mortgage Loan Trust 2018-4, 3.50%, 4/25/66 (a),(c)	106,210	104,346
Neuberger Berman Loan Advisers CLO 27 Ltd., 2.14%, (3 Month US Libor + 1.10%), 1/15/30 (a),(b)	649,000	625,540
New Economy Assets Phase 1 Sponsor LLC, 1.91%, 10/20/61 (a)	260,000	227,056
OBX 2021-J3 Trust, 2.50%, 10/25/51 (a),(c)	86,808	78,676
Octagon Investment Partners 33 Ltd., 3.81%, (3 Month US Libor + 2.75%), 1/20/31 (a),(b)	100,000	88,717
Octagon Investment Partners 35 Ltd., 2.16%, (3 Month US Libor + 1.10%), 1/20/31 (a),(b)	500,000	479,598
Provident Funding Mortgage Trust 2019-1, 3.00%, 12/25/49 (a),(c)	25,947	26,332
Provident Funding Mortgage Trust 2021-J1, 2.50%, 10/25/51 (a),(c)	152,843	139,004
PSMC 2021-3 Trust, 2.50%, 8/25/51 (a),(c)	297,252	267,716
Strata CLO I Ltd., 3.24%, (3 Month US Libor + 2.20%), 1/15/31 (a),(b)	200,000	196,058
TICP CLO VI Ltd., 2.16%, (3 Month US Libor + 1.12%), 1/15/34 (a),(b)	300,000	291,363
Towd Point Mortgage Trust 2017-1, 2.75%, 10/25/56 (a),(c)	24,458	24,277
Towd Point Mortgage Trust 2017-2, 2.75%, 4/25/57 (a),(c)	32,974	32,934
Towd Point Mortgage Trust 2017-3, 2.75%, 7/25/57 (a),(c)	31,750	31,489
Voya CLO 2014-1 Ltd., 3.84%, (3 Month US Libor + 2.80%), 4/18/31 (a),(b)	200,000	163,483
TOTAL ASSET BACKED AND COMMERCIAL BACKED SECURITIES (Cost - $12,726,473)		11,951,476
AGENCY MORTGAGE BACKED SECURITIES - 4.2%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.2%
Fannie Mae Pool, 3.00%, 11/1/48	258,290	244,283
Federal National Mortgage Association
3.50%, 7/1/52 (d)	2,600,000	2,500,875
4.00%, 7/1/52 (d)	3,497,000	3,450,009
4.50%, 7/1/52 (d)	3,441,000	3,455,517
		9,650,684
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $9,644,700)		9,650,684
	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 1.0%
DEBT FUNDS - 1.0%
SPDR Blackstone Senior Loan ETF (Cost - $2,496,711)	$54,600	$2,273,544
TERM LOANS - 1.0%
24 Hour Fitness Worldwide, Inc., 3.50%, (3 Month US Libor + 1.00%), 12/29/25 (b)	31,368	9,724
Acrisure LLC
5.42%, (1 Month US Libor + 3.75%), 2/15/27 (b)	5,826	5,439
5.92%, (1 Month US Libor + 4.25%), 2/15/27 (b)	3,397	3,199
Adient US LLC, 4.92%, (1 Month US Libor + 3.25%), 4/10/28 (b)	29,700	27,571
ADMI Corp.
5.04%, (1 Month US Libor + 3.38%), 12/23/27 (b)	4,045	3,677
5.17%, (1 Month US Libor + 3.50%), 12/23/27 (b)	5,392	4,929
AI Convoy (Luxembourg) Sarl, 0.00%, 1/18/27 (e)	51	49
Air Canada, 4.25%, (3 Month US Libor + 3.50%), 8/11/28 (b)	86,114	79,010
Alliant Holdings Intermediate LLC
4.92%, (1 Month US Libor + 3.25%), 5/9/25 (b)	38,017	35,709
5.01%, (1 Month US Libor + 3.50%), 11/5/27 (b)	11,332	10,513
Allied Universal Holdco LLC, 5.42%, (1 Month US Libor + 3.75%), 5/12/28 (b)	7,146	6,536
Amentum Government Services Holdings LLC, 4.78%, (3 Month US Libor + 4.00%), 2/15/29 (b)	12,952	12,297
American Airlines, Inc., 5.81%, (3 Month US Libor + 4.75%), 4/20/28 (b)	6,131	5,838
American Trailer World Corp., 5.38%, (1 Month US Libor + 3.75%), 3/3/28 (b)	33,867	28,928
Aptean, Inc., 5.92%, (1 Month US Libor + 4.25%), 4/23/26 (b)	11,878	11,215
Apx Group, Inc., 5.01%, (1 Month US Libor + 3.50%), 7/10/28 (b)	3,003	2,829
Arches Buyer, Inc., 4.92%, (1 Month US Libor + 3.25%), 12/6/27 (b)	6,357	5,785
ASP Blade Holdings, Inc, 5.67%, (1 Month US Libor + 4.00%), 10/13/28 (b)	12,085	10,554
ASP Unifrax Holdings, Inc., 6.00%, (3 Month US Libor + 3.75%), 12/12/25 (b)	9,948	8,755
AssuredPartners, Inc.
5.03%, (1 Month SOFR + 3.50%), 2/12/27 (b)	9,975	9,277
5.17%, (1 Month US Libor + 3.50%), 2/12/27 (b)	29,299	27,394

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
TERM LOANS - 1.0% (Continued)
5.17%, (1 Month US Libor + 3.50%), 2/12/27 (b)	$2,526	$2,362
Astoria Energy LLC, 5.17%, (3 Month US Libor + 3.50%), 12/10/27 (b)	1,213	1,140
Astro One Acquisition Corp., 7.75%, (3 Month US Libor + 5.50%), 9/15/28 (b)	4,498	3,947
Asurion LLC
4.79%, (1 Month US Libor + 3.13%), 11/3/23 (b)	13,480	12,923
4.92%, (1 Month US Libor + 3.25%), 12/23/26 (b)	9,047	8,182
4.92%, (1 Month US Libor + 3.25%), 7/31/27 (b)	8,357	7,543
6.92%, (1 Month US Libor + 5.25%), 1/31/28 (b)	354	301
6.92%, (1 Month US Libor + 5.25%), 1/20/29 (b)	26,001	21,971
AthenaHealth Group, Inc.
0.00%, 2/15/29 (e)	2,562	2,352
5.01%, (1 Month US Libor + 3.50%), 2/15/29 (b)	15,115	13,878
Atlas Purchaser, Inc., 6.62%, (1 Month US Libor + 5.25%), 5/8/28 (b)	22,040	18,072
Aveanna Healthcare LLC
0.00%, 7/17/28 (e)	1,145	1,003
5.35%, (1 Month US Libor + 3.75%), 7/17/28 (b)	4,885	4,281
Avis Budget Car Rental LLC, 3.42%, (1 Month US Libor + 1.75%), 8/6/27 (b)	84,213	79,541
AZZ, Inc., 5.88%, (1 Month US Libor + 4.35%), 5/11/29 (b)	6,693	6,375
Bally's Corp., 4.37%, (1 Month US Libor + 3.25%), 10/2/28 (b)	20,398	18,884
Banijay Entertainment SAS, 4.87%, (1 Month US Libor + 3.75%), 3/1/25 (b)	18,634	17,632
Barracuda Networks, Inc.
5.98%, (3 Month US Libor + 3.75%), 2/12/25 (b)	11,061	10,942
0.00%, 5/17/29 (e)	12,693	12,137
Bausch Health Companies, Inc., 6.55%, (1 Month US Libor + 5.35%), 2/1/27 (b)	13,127	11,222
BWay Holding Co., 4.31%, (1 Month US Libor + 3.25%), 4/3/24 (b)	19,895	18,673
Caesars Resort Collection LLC, 4.42%, (1 Month US Libor + 2.75%), 12/23/24 (b)	28,788	27,666
CCI Buyer, Inc., 6.05%, (3 Month US Libor + 4.00%), 12/17/27 (b)	20,435	18,596
CCRR Parent, Inc., 6.01%, (3 Month US Libor + 3.75%), 3/6/28 (b)	1,782	1,687
	Shares/ Principal	Fair Value
TERM LOANS - 1.0% (Continued)
Cengage Learning, Inc., 5.75%, (3 Month US Libor + 4.75%), 7/14/26 (b)	$19,823	$17,831
Charter Next Generation, Inc., 5.42%, (1 Month US Libor + 3.75%), 12/1/27 (b)	1,744	1,637
CHG Healthcare Services, Inc., 4.75%, (3 Month US Libor + 3.25%), 9/29/28 (b)	2,098	1,980
Citadel Securities LP, 4.14%, (1 Month US Libor + 2.61%), 2/2/28 (b)	9,875	9,477
City Brewing Co., LLC, 4.47%, (3 Month US Libor + 3.50%), 4/5/28 (b)	7,352	6,506
Clarios Global LP, 4.92%, (1 Month US Libor + 3.25%), 4/30/26 (b)	16,947	15,781
Clear Channel Outdoor Holdings, Inc., 4.74%, (3 Month US Libor + 3.50%), 8/21/26 (b)	4,279	3,664
Cloudera, Inc.
5.42%, (1 Month US Libor + 3.75%), 10/8/28 (b)	4,353	3,993
7.67%, (1 Month US Libor + 6.00%), 10/8/29 (b)	1,860	1,618
CNT Holdings I Corp., 4.69%, (1 Month US Libor + 3.50%), 11/8/27 (b)	1,730	1,639
Cobham Ultra US Co. Borrower LLC, 0.00%, 11/17/28 (e)	2,410	2,288
Commscope, Inc., 4.92%, (1 Month US Libor + 3.25%), 4/6/26 (b)	29,248	26,196
Conair Holdings LLC, 6.00%, (3 Month US Libor + 3.75%), 5/17/28 (b)	5,330	4,442
Cornerstone OnDemand, Inc., 5.42%, (1 Month US Libor + 3.75%), 10/16/28 (b)	8,051	7,179
Coty, Inc., 3.41%, (1 Month US Libor + 2.25%), 4/7/25 (b)	18,386	17,510
CPC Acquisition Corp., 6.00%, (3 Month US Libor + 3.75%), 12/29/27 (b)	13,071	11,383
CSC Holdings LLC, 3.57%, (1 Month US Libor + 2.25%), 7/17/25 (b)	36,085	33,487
Cushman & Wakefield U.S. Borrower, LLC., 4.42%, (1 Month US Libor + 2.75%), 8/21/25 (b)	9,849	9,251
Cyanco Intermediate 2 Corp., 5.17%, (1 Month US Libor + 3.50%), 3/16/25 (b)	11,743	11,035
DCert Buyer, Inc., 5.67%, (1 Month US Libor + 4.00%), 10/16/26 (b)	19,550	18,635

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
TERM LOANS - 1.0% (Continued)
Dermatology Intermediate Holdings III, Inc.
0.00%, 4/2/29 (e)	$540	$502
5.33%, (1 Month SOFR + 4.25%), 4/2/29 (b)	2,888	2,686
DexKo Global, Inc.
0.00%, 10/4/28 (e)	343	315
4.76%, (3 Month US Libor + 3.75%), 10/4/28 (b)	1,800	1,654
Diamond Sports Group LLC, 9.18%, (1 Month US Libor + 8.00%), 5/25/26 (b)	55,045	54,678
Dynasty Acquisition Co., Inc.
5.17%, (1 Month US Libor + 3.50%), 4/6/26 (b)	46,172	42,455
5.17%, (1 Month US Libor + 3.50%), 4/6/26 (b)	24,824	22,826
ECI Macola/Max Holding LLC, 6.00%, (3 Month US Libor + 3.75%), 11/9/27 (b)	7,034	6,607
Edelman Financial Engines Center LLC, (The), 5.17%, (1 Month US Libor + 3.50%), 4/7/28 (b)	19,800	18,280
Epicor Software Corp., 4.92%, (1 Month US Libor + 3.25%), 7/30/27 (b)	9,949	9,369
eResearch Technology, Inc., 6.17%, (1 Month US Libor + 4.50%), 2/4/27 (b)	22,060	20,323
Evergreen AcqCo 1 LP, 7.75%, (3 Month US Libor + 5.50%), 4/26/28 (b)	18,100	17,029
FINThrive Software Intermediate Holdings, Inc., 5.67%, (3 Month US Libor + 4.00%), 12/18/28 (b)	4,033	3,731
First Brands Group, LLC, 6.29%, (3 Month US Libor + 5.00%), 3/30/27 (b)	18,382	17,389
First Student Bidco, Inc.
5.23%, (3 Month US Libor + 3.00%), 7/21/28 (b)	2,464	2,196
5.23%, (3 Month US Libor + 3.00%), 7/21/28 (b)	914	815
Flynn Restaurant Group LP, 5.92%, (1 Month US Libor + 4.25%), 12/1/28 (b)	4,532	4,212
Gainwell Acquisition Corp., 6.25%, (1 Month US Libor + 4.00%), 10/1/27 (b)	28,327	26,733
Global Medical Response, Inc., 5.92%, (1 Month US Libor + 4.25%), 3/14/25 (b)	3,745	3,476
Global Tel Link Corp., 5.92%, (1 Month US Libor + 4.25%), 11/29/25 (b)	38,693	35,846
Golden Nugget LLC, 3.25%, (3 Month US Libor + 3.25%), 10/4/23 (b)	2,873	2,642
	Shares/ Principal	Fair Value
TERM LOANS - 1.0% (Continued)
Gray Television, Inc., 4.06%, (1 Month US Libor + 3.00%), 12/1/28 (b)	$9,950	$9,502
Great Outdoors Group LLC, 5.42%, (1 Month US Libor + 3.75%), 3/6/28 (b)	24,301	22,089
Greeneden US Holdings II LLC, 5.67%, (1 Month US Libor + 4.00%), 12/1/27 (b)	9,557	9,113
Hexion Holdings Corp., 5.92%, (3 Month US Libor + 4.65%), 3/15/29 (b)	10,787	9,627
Highline AfterMarket Acquisition LLC, 6.17%, (1 Month US Libor + 4.50%), 11/9/27 (b)	16,785	14,687
Hilton Grand Vacations Borrower LLC, 4.67%, (1 Month US Libor + 3.00%), 8/2/28 (b)	17,865	16,693
Hunter Holdco 3 Limited, 6.50%, (3 Month US Libor + 4.25%), 8/19/28 (b)	16,867	15,981
Hyland Software, Inc., 5.17%, (1 Month US Libor + 3.50%), 7/1/24 (b)	7,329	7,056
ICON Luxembourg SARL, 4.56%, (3 Month US Libor + 2.25%), 7/3/28 (b)	3,351	3,233
Idera, Inc., 4.82%, (1 Month US Libor + 3.75%), 3/2/28 (b)	12,856	11,820
IGT Holding IV AB, 5.65%, (3 Month US Libor + 3.40%), 3/31/28 (b)	16,277	15,138
Ineos US Petrochem, LLC, 4.42%, (1 Month US Libor + 2.75%), 1/29/26 (b)	17,405	16,387
IRB Holding Corp., 3.37%, (3 Month US Libor + 4.25%), 12/15/27 (b)	6,523	6,110
Ivanti Software, Inc., 5.85%, (3 Month US Libor + 4.25%), 12/1/27 (b)	19,900	17,048
Jane Street Group, LLC, 4.42%, (1 Month US Libor + 2.75%), 1/26/28 (b)	8,510	8,163
Jazz Financing Lux SARL, 5.17%, (1 Month US Libor + 3.50%), 5/5/28 (b)	23,688	22,551
Kenan Advantage Group, Inc. (The), 5.38%, (1 Month US Libor + 3.75%), 3/24/26 (b)	51,741	48,297
Klockner Pentaplast of America, Inc., 5.55%, (3 Month US Libor + 4.75%), 2/12/26 (b)	19,899	16,765
Knot Worldwide, Inc. (The), 4.67%, (1 Month US Libor + 4.50%), 12/19/25 (b)	2,346	2,241
KUEHG Corp., 6.00%, (3 Month US Libor + 3.75%), 2/21/25 (b)	39,385	36,557

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
TERM LOANS - 1.0% (Continued)
LaserShip, Inc, 7.38%, (3 Month US Libor + 4.50%), 5/8/28 (b)	$4,161	$3,693
LogMein, Inc., 6.35%, (1 Month US Libor + 4.75%), 8/31/27 (b)	32,373	24,523
LSF11 AS Holdco LLC, 5.14%, (1 Month US Libor + 3.61%), 10/15/28 (b)	971	906
Lucid Energy Group II Borrower LLC, 5.87%, (1 Month US Libor + 4.25%), 11/24/28 (b)	4,521	4,455
LUMMUS TECHNOLOGY HOLDINGS V LLC, 5.17%, (1 Month US Libor + 3.50%), 6/30/27 (b)	3,372	3,108
Madison IAQ LLC, 4.52%, (3 Month US Libor + 3.25%), 6/21/28 (b)	4,362	3,962
Magenta Buyer LLC, 5.98%, (3 Month US Libor + 4.75%), 7/27/28 (b)	16,859	15,107
McAfee Corp., 5.15%, (1 Month US Libor + 4.00%), 3/1/29 (b)	2,658	2,412
McGraw-Hill Education, Inc., 5.55%, (3 Month US Libor + 4.75%), 7/28/28 (b)	23,978	21,660
Medical Solutions Holdings, Inc.
0.00%, 11/1/28 (e)	555	520
6.38%, (3 Month US Libor + 3.50%), 11/1/28 (b)	2,909	2,721
Medline Borrower, LP, 4.92%, (1 Month US Libor + 3.25%), 10/23/28 (b)	4,726	4,375
Mercury Borrower, Inc., 5.81%, (3 Month US Libor + 3.50%), 8/2/28 (b)	9,034	8,402
MH Sub I, LLC, 5.42%, (1 Month US Libor + 3.75%), 9/13/24 (b)	8,265	7,767
Michaels Companies, Inc. (The), 6.50%, (3 Month US Libor + 4.25%), 4/15/28 (b)	9,900	8,129
Mitchell International, Inc., 5.35%, (1 Month US Libor + 3.75%), 10/16/28 (b)	9,275	8,431
Motion Finco, LLC
0.00%, 11/12/26 (e)	12,353	11,380
5.50%, (3 Month US Libor + 3.25%), 11/12/26 (b)	86,651	79,827
MPH Acquisition Holdings LLC, 5.82%, (3 Month US Libor + 4.25%), 9/1/28 (b)	6,267	5,753
Numericable U.S. LLC, 5.41%, (3 Month US Libor + 4.00%), 8/14/26 (b)	19,717	17,973
Organon & Co., 4.63%, (3 Month US Libor + 3.00%), 6/2/28 (b)	19,309	18,544
	Shares/ Principal	Fair Value
TERM LOANS - 1.0% (Continued)
Osmosis Buyer Ltd., 4.83%, (1 Month US Libor + 3.75%), 7/31/28 (b)	$8,539	$7,760
Osmosis Debt Merger Sub, Inc.
0.00%, 7/31/28 (e)	9,447	8,565
0.00%, 7/31/28 (e)	2,147	1,947
Owens & Minor, Inc., 5.38%, (1 Month SOFR + 3.85%), 3/29/29 (b)	3,560	3,524
Pacific Dental Services, 4.76%, (1 Month US Libor + 3.25%), 5/5/28 (b)	11,276	10,684
Pathway Vet Alliance LLC, 6.00%, (3 Month US Libor + 3.75%), 3/31/27 (b)	19,230	17,812
PECF USS Intermediate Holding Corp., 5.92%, (1 Month US Libor + 4.25%), 12/15/28 (b)	2,397	2,158
Penn National Gaming, Inc., 4.38%, (1 Month US Libor + 2.85%), 5/3/29 (b)	2,613	2,500
Peraton Corp., 5.42%, (1 Month US Libor + 3.75%), 2/1/28 (b)	13,076	12,252
Perrigo Investments, LLC, 3.65%, (1 Month US Libor + 2.50%), 4/20/29 (b)	4,517	4,336
PetsMart, LLC, 4.50%, (3 Month US Libor + 3.75%), 2/11/28 (b)	3,518	3,301
PetVet Care Centers LLC, 5.17%, (1 Month US Libor + 3.50%), 2/14/25 (b)	2,001	1,883
Phoenix Guarantor, Inc., 4.92%, (1 Month US Libor + 3.25%), 3/5/26 (b)	22,226	20,735
Phoenix Newco, Inc., 4.92%, (1 Month US Libor + 3.25%), 11/15/28 (b)	2,317	2,171
Pitney Bowes, Inc., 5.67%, (1 Month US Libor + 4.00%), 3/17/28 (b)	37,108	35,345
PMHC II, Inc., 5.29%, (3 Month US Libor + 4.25%), 4/20/29 (b)	6,711	5,825
Polaris Newco, LLC, 5.67%, (1 Month US Libor + 4.00%), 6/2/28 (b)	14,459	13,323
PRA Health Sciences, Inc., 4.56%, (3 Month US Libor + 2.25%), 7/3/28 (b)	835	805
Pre Paid Legal Services, Inc., 5.42%, (1 Month US Libor + 3.75%), 12/15/28 (b)	5,075	4,727
Precisely Software, Inc., 5.18%, (3 Month US Libor + 4.00%), 4/24/28 (b)	9,611	8,669
Primary Products Finance LLC, 4.50%, (3 Month US Libor + 4.00%), 4/2/29 (b)	3,081	2,990

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
TERM LOANS - 1.0% (Continued)
Prime Security Services Borrower, LLC, 3.50%, (3 Month US Libor + 2.75%), 9/23/26 (b)	$17,736	$16,520
Quest Software U.S. Holdings, Inc., 5.47%, (3 Month US Libor + 4.40%), 2/1/29 (b)	16,331	14,479
Quikrete Holdings, Inc., 3.76%, (1 Month US Libor + 3.00%), 6/11/28 (b)	10,000	9,413
Radiate Holdco LLC, 4.01%, (1 Month US Libor + 3.25%), 9/25/26 (b)	10,835	10,050
Radiology Partners, Inc., 5.89%, (1 Month US Libor + 4.25%), 7/9/25 (b)	5,069	4,529
Raptor Acquisition Corp., 6.10%, (1 Month US Libor + 4.00%), 11/1/26 (b)	3,709	3,480
Red Planet Borrower LLC, 5.42%, (3 Month US Libor + 3.75%), 10/2/28 (b)	4,425	3,867
Restoration Hardware, Inc., 4.17%, (1 Month US Libor + 2.50%), 10/20/28 (b)	6,633	5,791
Rocket Software, Inc., 5.92%, (1 Month US Libor + 4.25%), 11/28/25 (b)	9,181	8,516
Russell Investments U.S. Institutional Holdco, Inc., 5.00%, (3 Month US Libor + 3.50%), 5/30/25 (b)	14,879	13,856
Scientific Games, 4.36%, (1 Month US Libor + 3.00%), 4/13/29 (b)	3,849	3,647
Scientific Games Holdings LP, 4.18%, (1 Month SOFR + 3.50%), 4/4/29 (b)	15,180	14,022
SCIH Salt Holdings, Inc., 4.75%, (3 Month US Libor + 4.00%), 3/16/27 (b)	18,611	16,564
Sedgwick Claims Management Services, Inc., 4.92%, (1 Month US Libor + 3.25%), 12/31/25 (b)	9,847	9,227
Sovos Compliance LLC
0.00%, 8/11/28 (e)	333	312
6.17%, (1 Month US Libor + 4.50%), 8/11/28 (b)	1,917	1,801
Sparta U.S. HoldCo LLC, 4.37%, (1 Month US Libor + 3.25%), 8/2/28 (b)	4,676	4,454
Staples, Inc., 6.29%, (3 Month US Libor + 5.00%), 4/16/26 (b)	19,359	16,783
Thor Industries, Inc., 4.69%, (1 Month US Libor + 3.00%), 2/1/26 (b)	41,442	40,336
Tiger Acquisition LLC, 4.92%, (1 Month US Libor + 3.25%), 6/1/28 (b)	22,331	19,919
	Shares/ Principal	Fair Value
TERM LOANS - 1.0% (Continued)
Tory Burch LLC, 4.67%, (1 Month US Libor + 3.00%), 4/16/28 (b)	$2,487	$2,222
Triton Water Holdings, Inc., 5.75%, (3 Month US Libor + 3.50%), 3/31/28 (b)	48,587	42,844
Truck Hero, Inc., 5.17%, (1 Month US Libor + 3.50%), 1/31/28 (b)	2,154	1,921
U.S. Anesthesia Partners, Inc., 5.31%, (1 Month US Libor + 4.25%), 10/1/28 (b)	3,652	3,400
U.S. Renal Care, Inc., 6.69%, (1 Month US Libor + 5.00%), 6/26/26 (b)	15,205	10,355
U.S. Silica Co., 5.69%, (1 Month US Libor + 4.00%), 5/1/25 (b)	9,869	9,476
UKG, Inc., 4.21%, (1 Month US Libor + 3.25%), 5/4/26 (b)	5,175	4,835
United AirLines Inc, 5.39%, (1 Month US Libor + 3.75%), 4/21/28 (b)	29,724	27,551
Univision Communications, Inc., 4.92%, (1 Month US Libor + 3.25%), 3/15/26 (b)	14,521	13,692
US Radiology Specialists, Inc., 0.00%, 12/15/27 (e)	4,893	4,306
USIC Holdings, Inc., 5.17%, (1 Month US Libor + 3.50%), 5/12/28 (b)	7,691	7,137
Varsity Brands Holdings, 5.17%, (1 Month US Libor + 3.50%), 12/16/24 (b)	20,636	19,284
Verscend Holding Corp., 5.67%, (1 Month US Libor + 4.00%), 8/27/25 (b)	9,774	9,334
Vertex Aerospace Services Corp., 5.67%, (1 Month US Libor + 4.00%), 12/6/28 (b)	4,124	3,905
Vertical Midco GMBH, 4.02%, (3 Month US Libor + 3.50%), 7/30/27 (b)	15,544	14,524
Vision Solutions, Inc., 5.00%, (3 Months US Libor + 4.25%), 4/24/28 (b)	3,703	3,340
Waystar Technologies, Inc., 5.67%, (1 Month US Libor + 4.00%), 10/22/26 (b)	19,550	18,499
TOTAL TERM LOANS (Cost - $2,463,597)		2,278,043
MUNICIPAL BONDS - 0.9%
California Health Facilities Financing Authority
2.93%, 6/1/32	45,000	39,999
2.98%, 6/1/33	40,000	35,143
3.03%, 6/1/34	30,000	26,034
California State University, 2.72%, 11/1/52	90,000	66,940
City of Austin TX Electric Utility Revenue, 6.26%, 11/15/32	150,000	170,049

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal		Fair Value
MUNICIPAL BONDS - 0.9% (Continued)
Commonwealth Financing Authority, 2.99%, 6/1/42		$325,000	$258,964
County of Broward FL Airport System Revenue, 3.48%, 10/1/43		50,000	42,129
Foothill-Eastern Transportation Corridor Agency, 4.09%, 1/15/49		135,000	117,980
Gilroy Unified School District, 3.36%, 8/1/47		100,000	79,365
Golden State Tobacco Securitization Corp., 3.85%, 6/1/50		305,000	274,842
Greenville City School District, 3.54%, 1/1/51		110,000	92,055
Massachusetts School Building Authority, 3.40%, 10/15/40		85,000	71,791
Metropolitan Transportation Authority, 4.00%, 11/15/45		95,000	85,253
New York State Dormitory Authority, 3.14%, 7/1/43		45,000	38,019
Regents of The University of California Medical Center Pooled Revenue, 4.56%, 5/15/53		100,000	98,199
Salt Lake City Corp., 3.10%, 4/1/38		40,000	34,858
San Bernardino Community College District
2.69%, 8/1/41		250,000	193,785
2.86%, 8/1/49		150,000	107,573
San Jose Redevelopment Agency Successor Agency, 3.23%, 8/1/27		90,000	87,277
State of Illinois, 5.10%, 6/1/33		120,000	120,731
Texas State University System
2.94%, 3/15/33		35,000	31,108
3.29%, 3/15/40		30,000	25,412
University of Pittsburgh-of the Commonwealth System of Higher Education, 3.01%, 9/15/41		80,000	64,719
Utah Transit Authority, 3.44%, 12/15/42		60,000	50,300
TOTAL MUNICIPAL BONDS (Cost - $2,590,020)			2,212,525
SOVEREIGN DEBTS - 0.3%
Colombia Government International Bond, 5.00%, 6/15/45		200,000	133,660
Dominican Republic International Bond, 8.90%, 2/15/23 (a)	DOP	8,000,000	145,215
Panama Government International Bond, 3.75%, 4/17/26 (a)		70,000	67,900
Peruvian Government International Bond, 2.78%, 1/23/31		200,000	170,030
Romanian Government International Bond, 6.13%, 1/22/44 (a)		130,000	113,919
Turkey Government International Bond, 5.25%, 3/13/30		200,000	142,498
TOTAL SOVEREIGN DEBTS (Cost - $1,005,161)			773,222
	Shares/ Principal	Fair Value
PREFERRED STOCKS - 0.0%†
CONSUMER DISCRETIONARY SERVICES - 0.0%†
24 Hour Fitness Worldwide, Inc., 0.00% (Cost - $2,145)	$1,589	$1,589

	Contracts	Notional Amount		Fair Value
PURCHASED OPTIONS - 0.0%†
EUR/NOK, Citibank, October 2022, Call @ 9.37 NOK (Cost - $3,313)	227,000	2,126,990,000	NOK	159

	Shares/ Principal	Fair Value
SHORT-TERM INVESTMENTS - 5.6%
MONEY MARKET FUNDS - 5.6%
Dreyfus Government Cash Management, 1.35% (f)	7,590,710	7,590,710
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 1.21% (f)	5,212,875	5,212,875
TOTAL SHORT-TERM INVESTMENTS (Cost - $12,803,585)		12,803,585
TOTAL INVESTMENTS - 101.5% (Cost - $160,580,555)		$233,036,485
OTHER ASSETS LESS LIABILITIES - NET (1.5)%		(3,489,422)
TOTAL NET ASSETS - 100.0%		$229,547,063

*  Non-income producing security.

†  Represents less than 0.05%.

††  A portion of this investment is held as collateral for derivative investments.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2022, these securities amounted to $15,858,412 or 6.9% of net assets.

(b)  Variable rate security. The rate shown is the rate in effect at period end.

(c)  Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

(d)  When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.

(e)  The loan will settle after June 30, 2022. The interest rate, based on the LIBOR and the agreed upon spread on trade date, will be determined at the time of settlement.

(f)  The rate shown is the annualized seven-day yield at period end.

CLO - Collateralized Loan Obligation

DOP - Dominican Peso

EUR - EURO

Libor - London Interbank Offer Rate

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

Holdings by Asset Class	% of Net Assets
Common Stocks	68.1%
U.S. Treasury Securities and Agency Bonds	8.8%
Corporate Bonds and Notes	6.4%
Short-Term Investments	5.6%
Asset Backed and Commercial Backed Securities	5.2%
Agency Mortgage Backed Securities	4.2%
Exchange Traded Funds	1.0%
Term Loans	1.0%
Municipal Bonds	0.9%
Sovereign Debts	0.3%
Preferred Stocks	0.0%
Purchased Options	0.0%
Other Assets less Liabilities - Net	(1.5)%
100.0%

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
U.S. 2 Year Note Future	J. P. Morgan Securities LLC	8	9/30/2022	$1,680,125	$(9,408)
U.S. Ultra Bond Future	J. P. Morgan Securities LLC	12	9/21/2022	1,852,125	(36,000)
					(45,408)
SHORT FUTURES CONTRACTS
MSCI EAFE Future	Goldman Sachs & Co.	75	9/16/2022	6,962,250	70,370
S&P 500 E-Mini Future	Goldman Sachs & Co.	384	9/16/2022	72,758,400	2,205,027
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	27	9/16/2022	6,123,600	327,275
					2,602,672
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$2,557,264

INTEREST RATE SWAPS
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	At Maturity	SOFR	1.924%	08/12/27	500,000	$19,853	$41	$19,812
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPS						$19,853	$41	$19,812

CREDIT DEFAULT SWAPS
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	Avon Products, Inc.	Quarterly	Sell	-	5.00%	BB-	03/20/23	$135,000	$(4,011)	$(2,821)	$(1,190)
Citibank NA	Nabors Industries, Inc.	Quarterly	Buy	1.00%	-	CCC	12/20/23	170,000	(8,631)	(7,480)	(1,151)
Citibank NA	MCDX.NA.31	Quarterly	Buy	1.00%	-	NR	12/20/23	1,050,000	7,501	3,131	4,370
JP Morgan	Air France-KLM	Quarterly	Buy	5.00%	-	NR	06/20/26	80,000	(6,625)	1,127	(7,752)
Citibank NA	Carnival Corp.	Quarterly	Buy	1.00%	-	B-	06/21/27	200,000	(72,710)	(36,036)	(36,674)
Citibank NA	CDX.NA.HY.38	Quarterly	Sell	-	5.00%	NR	06/21/27	217,800	6,056	(9,660)	15,716
Citibank NA	CDX.NA.HY.38	Quarterly	Sell	-	5.00%	NR	06/21/27	237,600	6,826	(4,182)	11,008
Citibank NA	CDX.EM.37	Quarterly	Sell	-	1.00%	NR	06/21/27	285,000	28,497	27,162	1,335
Citibank NA	CDX.EM.37	Quarterly	Sell	-	1.00%	NR	06/21/27	285,000	28,497	26,594	1,903
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED DEPRECIATION ON CREDIT DEFAULT SWAPS									$(14,600)	$(2,165)	$(12,435)

*  Credit ratings for the underlying securities in the index are assigned based on the higher ratings of either Moody's or S&P. If both are unrated, then Fitch is used. If all three agencies are unrated, a credit rating is assigned using an internal credit analyst rating.

**  The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

NR - Not Rated

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

FORWARD FOREIGN CURRENCY CONTRACTS
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
07/21/22	JP Morgan Chase Bank	213,000	AUD	155,283	USD	$(8,793)
07/21/22	JP Morgan Chase Bank	182,500,000	KRW	153,811	USD	(13,214)
07/21/22	JP Morgan Chase Bank	160,267	USD	213,000	AUD	13,776
07/21/22	JP Morgan Chase Bank	143,735	USD	182,500,000	KRW	3,138
09/16/22	JP Morgan Chase Bank	736,446	USD	667,660	EUR	34,502
12/06/22	JP Morgan Chase Bank	1,241,198	USD	1,142,684	EUR	31,534
TOTAL NET UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$60,943

AUD - Australian Dollar

EUR - Euro

KRW - South Korean Won

USD - United States Dollar

See accompanying notes to financial statements.

Global Atlantic Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2022

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 91.9%
DEBT FUNDS - 15.0%
iShares 10+ Year Investment Grade Corporate Bond ETF	56,617	$3,018,252
iShares 10-20 Year Treasury Bond ETF	59,225	7,115,884
iShares 1-3 Year Treasury Bond ETF	140,053	11,594,988
iShares 1-5 Year Investment Grade Corporate Bond ETF	60,301	3,048,216
iShares 20+ Year Treasury Bond ETF	13,800	1,585,206
iShares 3-7 Year Treasury Bond ETF	36,104	4,308,651
iShares 5-10 Year Investment Grade Corporate Bond ETF	45,986	2,348,045
iShares 7-10 Year Treasury Bond ETF	10,080	1,031,184
iShares Core Total USD Bond Market ETF	6,012	281,482
iShares Core U.S. Aggregate Bond ETF	78,719	8,004,148
iShares TIPS Bond ETF	70,569	8,038,515
TOTAL DEBT FUNDS		50,374,571
EQUITY FUNDS - 76.9%
iShares Core High Dividend ETF	109,474	10,994,474
iShares Core MSCI EAFE ETF	492,766	28,999,279
iShares Core S&P 500 ETF	324,626	123,081,948
iShares Core S&P Mid-Cap ETF	88,334	19,983,801
iShares Core S&P Small-Cap ETF	116,616	10,776,484
iShares ESG Aware MSCI USA ETF	448,223	37,605,910
iShares MSCI EAFE Growth ETF	52,781	4,248,343
	Shares/ Principal	Fair Value
EQUITY FUNDS - 76.9% (Continued)
iShares MSCI EAFE Value ETF	229,514	$9,960,907
iShares MSCI Emerging Markets Min Vol Factor ETF	26,441	1,465,624
iShares MSCI USA Min Vol Factor ETF	40,113	2,816,334
iShares S&P Small-Cap 600 Value ETF	43,929	3,910,999
iShares U.S. Energy ETF	83,425	3,180,161
iShares U.S. Infrastructure ETF	49,648	1,690,018
TOTAL EQUITY FUNDS		258,714,282
TOTAL EXCHANGE TRADED FUNDS (Cost - $248,303,723)		309,088,853
SHORT-TERM INVESTMENTS - 5.1%
MONEY MARKET FUNDS - 5.1%
Dreyfus Government Cash Management, 1.35% (a)	13,969,127	13,969,127
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 1.21% (a)	3,063,245	3,063,245
TOTAL SHORT-TERM INVESTMENTS (Cost - $17,032,372)		17,032,372
TOTAL INVESTMENTS - 97.0% (Cost - $265,336,095)		$326,121,225
OTHER ASSETS LESS LIABILITIES - NET 3.0%		9,954,628
TOTAL NET ASSETS - 100.0%		$336,075,853

(a)  The rate shown is the annualized seven-day yield at period end.

TIPS - Treasury Inflation Protected Security

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	91.9%
Short-Term Investments	5.1%
Other Assets less Liabilities - Net	3.0%
100.0%

FUTURES CONTRACTS
SHORT FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Future	Goldman Sachs & Co.	125	9/16/2022	$10,675,000	$582,948
MSCI EAFE Future	Goldman Sachs & Co.	287	9/16/2022	26,642,210	287,755
MSCI Emerging Market Index Future	Goldman Sachs & Co.	13	9/16/2022	651,755	5,200
S&P 500 E-Mini Future	Goldman Sachs & Co.	541	9/16/2022	102,505,975	3,445,017
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	78	9/16/2022	17,690,400	1,018,815
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$5,339,735

See accompanying notes to financial statements.

Global Atlantic Moderate Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2022

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 93.0%
DEBT FUNDS - 31.7%
iShares 10+ Year Investment Grade Corporate Bond ETF	37,404	$1,994,007
iShares 10-20 Year Treasury Bond ETF	20,394	2,450,339
iShares 1-3 Year Treasury Bond ETF	63,576	5,263,457
iShares 1-5 Year Investment Grade Corporate Bond ETF	40,813	2,063,097
iShares 20+ Year Treasury Bond ETF	8,877	1,019,701
iShares 3-7 Year Treasury Bond ETF	24,956	2,978,249
iShares 5-10 Year Investment Grade Corporate Bond ETF	30,542	1,559,475
iShares 7-10 Year Treasury Bond ETF	6,973	713,338
iShares Broad USD High Yield Corporate Bond ETF	8,133	281,564
iShares Core Total USD Bond Market ETF	140,225	6,565,335
iShares Core U.S. Aggregate Bond ETF	56,579	5,752,953
iShares Fallen Angels USD Bond ETF	19,249	473,910
iShares TIPS Bond ETF	39,808	4,534,529
TOTAL DEBT FUNDS		35,649,954
EQUITY FUNDS - 61.3%
iShares Core High Dividend ETF	27,592	2,771,065
iShares Core MSCI EAFE ETF	128,110	7,539,273
iShares Core S&P 500 ETF	86,999	32,985,671
iShares Core S&P Mid-Cap ETF	23,582	5,334,956
iShares Core S&P Small-Cap ETF	30,645	2,831,904
iShares ESG Aware MSCI USA ETF	120,671	10,124,297
	Shares/ Principal	Fair Value
EQUITY FUNDS - 61.3% (Continued)
iShares MSCI EAFE Growth ETF	14,799	$1,191,172
iShares MSCI EAFE Value ETF	62,850	2,727,690
iShares MSCI Emerging Markets Min Vol Factor ETF	4,933	273,436
iShares MSCI USA Min Vol Factor ETF	13,547	951,135
iShares S&P Small-Cap 600 Value ETF	11,356	1,011,025
iShares U.S. Energy ETF	22,369	852,706
iShares U.S. Infrastructure ETF	10,632	361,913
TOTAL EQUITY FUNDS		68,956,243
TOTAL EXCHANGE TRADED FUNDS (Cost - $91,087,600)		104,606,197
SHORT-TERM INVESTMENTS - 4.7%
MONEY MARKET FUNDS - 4.7%
Dreyfus Government Cash Management, 1.35% (a)	4,117,311	4,117,311
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 1.21% (a)	1,145,113	1,145,113
TOTAL SHORT-TERM INVESTMENTS (Cost - $5,262,424)		5,262,424
TOTAL INVESTMENTS - 97.7% (Cost - $96,350,024)		$109,868,621
OTHER ASSETS LESS LIABILITIES - NET 2.3%		2,599,854
TOTAL NET ASSETS - 100.0%		$112,468,475

(a)  The rate shown is the annualized seven-day yield at period end.

TIPS - Treasury Inflation Protected Security

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	93.0%
Short-Term Investments	4.7%
Other Assets less Liabilities - Net	2.3%
100.0%
FUTURES CONTRACTS
SHORT FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Future	Goldman Sachs & Co.	32	9/16/2022	$2,732,800	$164,063
MSCI EAFE Future	Goldman Sachs & Co.	73	9/16/2022	6,776,590	61,525
MSCI Emerging Market Index Future	Goldman Sachs & Co.	4	9/16/2022	200,540	2,895
S&P 500 E-Mini Future	Goldman Sachs & Co.	140	9/16/2022	26,526,500	787,392
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	21	9/16/2022	4,762,800	278,535
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$1,294,410

See accompanying notes to financial statements.

Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2022

	Shares/ Principal	Fair Value
VARIABLE INSURANCE TRUSTS - 75.9%
DEBT FUNDS - 19.4%
MFS High Yield Portfolio*	339,272	$1,631,900
MFS Total Return Bond Series, Class I*	1,238,870	14,940,771
TOTAL DEBT FUNDS		16,572,671
EQUITY FUNDS - 56.5%
American Century VP Mid Cap Value, Class I	116,500	2,319,510
American Century VP Value Fund, Class I	605,944	7,016,828
MFS Growth Series*	225,220	12,612,340
MFS VIT II - International Intrinsic Value Portfolio, Class I*	196,850	5,419,280
MFS VIT II Blended Research Core Equity Portfolio, Class I*	69,083	3,889,385
MFS VIT Mid Cap Growth Series*	279,002	2,276,659
Putnam VT Growth Opportunities*	438,520	4,385,204
Putnam VT Large Cap Value Fund	403,236	10,246,232
TOTAL EQUITY FUNDS		48,165,438
TOTAL VARIABLE INSURANCE TRUSTS (Cost - $58,835,366)		64,738,109
EXCHANGE TRADED FUNDS - 16.5%
DEBT FUNDS - 4.7%
iShares 1-5 Year Investment Grade Corporate Bond ETF	48,641	2,458,803
iShares Core Total USD Bond Market ETF	33,037	1,546,792
TOTAL DEBT FUNDS		4,005,595
	Shares/ Principal	Fair Value
EQUITY FUNDS - 11.8%
iShares Core MSCI EAFE ETF	104,514	$6,150,649
iShares Core MSCI Emerging Markets ETF	32,678	1,603,182
iShares Core S&P Small-Cap ETF	25,342	2,341,854
TOTAL EQUITY FUNDS		10,095,685
TOTAL EXCHANGE TRADED FUNDS (Cost - $14,823,356)		14,101,280
SHORT-TERM INVESTMENTS - 5.0%
MONEY MARKET FUNDS - 5.0%
Dreyfus Government Cash Management, 1.35% (a)	3,985,416	3,985,416
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 1.21% (a)	298,864	298,864
TOTAL SHORT-TERM INVESTMENTS (Cost - $4,284,280)		4,284,280
TOTAL INVESTMENTS - 97.4% (Cost - $77,943,002)		$83,123,669
OTHER ASSETS LESS LIABILITIES - NET 2.6%		2,235,606
TOTAL NET ASSETS - 100.0%		$85,359,275

*  Non-income producing security.

(a)  The rate shown is the annualized seven-day yield at period end.

Holdings by Asset Class	% of Net Assets
Variable Insurance Trusts	75.9%
Exchange Traded Funds	16.5%
Short-Term Investments	5.0%
Other Assets less Liabilities - Net	2.6%
100.0%
FUTURES CONTRACTS
SHORT FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Future	Goldman Sachs & Co.	21	9/16/2022	$1,793,400	$105,270
MSCI EAFE Future	Goldman Sachs & Co.	106	9/16/2022	9,839,980	109,845
MSCI Emerging Market Index Future	Goldman Sachs & Co.	24	9/16/2022	1,203,240	4,415
S&P 500 E-Mini Future	Goldman Sachs & Co.	88	9/16/2022	16,673,800	515,988
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	27	9/16/2022	6,123,600	333,190
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$1,068,708

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2022

	Shares/ Principal	Fair Value
COMMON STOCKS - 57.1%
AEROSPACE & DEFENSE - 1.3%
Boeing Co. (The)*	5,473	$748,269
General Dynamics Corp.	5,805	1,284,356
L3Harris Technologies, Inc.	3,939	952,056
Raytheon Technologies Corp.	20,152	1,936,809
		4,921,490
AIR FREIGHT & LOGISTICS - 0.2%
FedEx Corp.	3,181	721,164
AIRLINES - 0.2%
JetBlue Airways Corp.*	80,931	677,392
AUTOMOBILES - 0.5%
Ford Motor Co.	34,238	381,069
Tesla, Inc.*	2,527	1,701,732
		2,082,801
BANKS - 0.5%
PNC Financial Services Group, Inc. (The)	12,015	1,895,607
BEVERAGES - 1.1%
Constellation Brands, Inc., Class A	12,597	2,935,857
Monster Beverage Corp.*	13,716	1,271,473
		4,207,330
BIOTECHNOLOGY - 1.0%
Alnylam Pharmaceuticals, Inc.*	769	112,159
Apellis Pharmaceuticals, Inc.*	1,756	79,406
Ascendis Pharma A/S, ADR*	1,473	136,930
Biogen, Inc.*	1,684	343,435
Blueprint Medicines Corp.*	965	48,742
Celldex Therapeutics, Inc.*	1,697	45,751
Exact Sciences Corp.*	2,191	86,303
Genmab A/S, ADR*	4,197	136,361
Horizon Therapeutics PLC*	1,627	129,770
Incyte Corp.*	2,210	167,894
Kymera Therapeutics, Inc.*	1,410	27,763
Mirati Therapeutics, Inc.*	995	66,794
Moderna, Inc.*	633	90,424
Myovant Sciences Ltd.*	23,803	295,871
Neurocrine Biosciences, Inc.*	901	87,829
PTC Therapeutics, Inc.*	1,581	63,335
Regeneron Pharmaceuticals, Inc.*	867	512,510
REVOLUTION Medicines, Inc.*	2,323	45,275
Sarepta Therapeutics, Inc.*	793	59,443
Seagen, Inc.*	1,671	295,667
United Therapeutics Corp.*	536	126,303
Vertex Pharmaceuticals, Inc.*	3,316	934,416
		3,892,381
BUILDING PRODUCTS - 0.4%
Builders FirstSource, Inc.*	12,116	650,629
Fortune Brands Home & Security, Inc.	4,037	241,736
	Shares/ Principal	Fair Value
BUILDING PRODUCTS - 0.4% (Continued)
Johnson Controls International PLC	16,760	$802,469
		1,694,834
CAPITAL MARKETS - 3.1%
Ares Management Corp., Class A	33,596	1,910,269
Charles Schwab Corp. (The)	48,225	3,046,856
CME Group, Inc.	9,316	1,906,985
Morgan Stanley	35,267	2,682,408
S&P Global, Inc.	8,056	2,715,355
		12,261,873
CHEMICALS - 1.7%
Cabot Corp.	15,951	1,017,514
Celanese Corp.	7,374	867,256
FMC Corp.	10,701	1,145,114
Ingevity Corp.*	6,213	392,289
Linde PLC	6,020	1,730,931
Livent Corp.*	13,687	310,558
PPG Industries, Inc.	8,768	1,002,533
		6,466,195
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Aurora Innovation, Inc.*	29,736	56,796
Clean Harbors, Inc.*	2,093	183,493
Waste Connections, Inc.	4,650	576,414
		816,703
COMMUNICATIONS EQUIPMENT - 0.3%
Arista Networks, Inc.*	10,757	1,008,361
CONSTRUCTION & ENGINEERING - 0.1%
Fluor Corp.*	20,367	495,733
CONSUMER FINANCE - 0.1%
OneMain Holdings, Inc.	8,659	323,673
CONTAINERS & PACKAGING - 0.1%
Ball Corp.	5,338	367,094
DIVERSIFIED FINANCIAL SERVICES - 0.4%
Equitable Holdings, Inc.	49,765	1,297,373
Voya Financial, Inc.	5,864	349,084
		1,646,457
DIVERSIFIED TELECOMMUNICATION - 0.3%
AT&T, Inc.	59,559	1,248,357
ELECTRIC UTILITIES - 2.0%
Constellation Energy Corp.	12,173	697,026
Duke Energy Corp.	21,743	2,331,067
Edison International	24,740	1,564,557
Exelon Corp.	36,121	1,637,004
FirstEnergy Corp.	45,526	1,747,743
		7,977,397

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
ELECTRICAL EQUIPMENT - 0.0%†
Emerson Electric Co.	2,428	$193,123
ENERGY EQUIPMENT & SERVICES - 0.2%
Schlumberger NV	25,704	919,175
ENTERTAINMENT - 0.3%
Electronic Arts, Inc.	2,605	316,898
Roku, Inc.*	9,221	757,413
		1,074,311
EQUITY REAL ESTATE INVESTMENT - 1.3%
American Tower Corp.	5,112	1,306,576
AvalonBay Communities, Inc.	2,930	569,153
Rexford Industrial Realty, Inc.	19,311	1,112,121
Ryman Hospitality Properties, Inc.*	10,540	801,356
Welltower, Inc.	16,267	1,339,587
		5,128,793
FOOD & STAPLES RETAILING - 1.8%
Performance Food Group Co.*	103,041	4,737,825
Sysco Corp.	25,094	2,125,713
		6,863,538
FOOD PRODUCTS - 1.2%
Hershey Co. (The)	7,007	1,507,626
Mondelez International, Inc., Class A	49,936	3,100,526
		4,608,152
HEALTH CARE EQUIPMENT & SUPPLIES - 1.7%
Align Technology, Inc.*	2,165	512,391
Baxter International, Inc.	17,615	1,131,411
Boston Scientific Corp.*	33,187	1,236,880
Dexcom, Inc.*	4,044	301,399
Edwards Lifesciences Corp.*	9,341	888,236
Inari Medical, Inc.*	4,897	332,947
Insulet Corp.*	2,305	502,352
Stryker Corp.	6,126	1,218,645
Teleflex, Inc.	2,631	646,831
		6,771,092
HEALTH CARE PROVIDERS & SERVICES - 2.4%
agilon health, Inc.*	38,148	832,771
Centene Corp.*	15,165	1,283,110
Elevance Health, Inc.	3,119	1,505,167
HCA Healthcare, Inc.	5,379	903,995
Humana, Inc.	5,438	2,545,364
Laboratory Corp. of America Holdings	1,488	348,728
McKesson Corp.	2,346	765,289
UnitedHealth Group, Inc.	2,643	1,357,524
		9,541,948
HOTELS, RESTAURANTS & LEISURE - 1.0%
Airbnb, Inc., Class A*	21,794	1,941,409
Hyatt Hotels Corp., Class A*	7,791	575,833
	Shares/ Principal	Fair Value
HOTELS, RESTAURANTS & LEISURE - 1.0% (Continued)
Starbucks Corp.	17,856	$1,364,020
		3,881,262
INDUSTRIAL CONGLOMERATES - 0.3%
Honeywell International, Inc.	6,637	1,153,577
INSURANCE - 2.0%
American International Group, Inc.	25,416	1,299,520
Assurant, Inc.	3,054	527,884
Assured Guaranty Ltd.	13,795	769,623
Chubb Ltd.	8,769	1,723,810
Hartford Financial Services Group, Inc. (The)	12,775	835,868
Marsh & McLennan Cos., Inc.	7,794	1,210,019
MetLife, Inc.	11,188	702,495
Trupanion, Inc.*	10,870	655,026
		7,724,245
INTERACTIVE MEDIA & SERVICES - 4.2%
Alphabet, Inc., Class A*	4,283	9,333,770
Bumble, Inc., Class A*	44,379	1,249,269
Cargurus, Inc.*	34,273	736,527
Match Group, Inc.*	8,390	584,699
Meta Platforms, Inc., Class A*	25,646	4,135,417
Snap, Inc., Class A*	35,136	461,336
		16,501,018
INTERNET & DIRECT MARKETING RETAIL - 2.8%
Amazon.com, Inc.*	85,100	9,038,471
Etsy, Inc.*	27,398	2,005,808
		11,044,279
IT SERVICES - 1.9%
Block, Inc.*	8,218	505,078
FleetCor Technologies, Inc.*	3,400	714,374
Genpact Ltd.	13,464	570,335
Global Payments, Inc.	17,766	1,965,630
GoDaddy, Inc., Class A*	12,798	890,229
Nuvei Corp.*	789	28,538
Okta, Inc.*	1,011	91,394
PayPal Holdings, Inc.*	1,720	120,125
Snowflake, Inc., Class A*	526	73,146
Visa, Inc., Class A	7,731	1,522,157
WEX, Inc.*	4,855	755,244
		7,236,250
LIFE SCIENCES TOOLS & SERVICES - 1.5%
Agilent Technologies, Inc.	10,318	1,225,469
Danaher Corp.	9,893	2,508,073
ICON PLC*	1,946	421,698
NanoString Technologies, Inc.*	18,842	239,294
Syneos Health, Inc.*	9,632	690,422
Waters Corp.*	1,739	575,574
		5,660,530

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
MACHINERY - 1.2%
Caterpillar, Inc.	3,407	$609,035
Flowserve Corp.	17,761	508,497
Fortive Corp.	8,485	461,414
Ingersoll Rand, Inc.	13,744	578,348
Kennametal, Inc.	9,554	221,939
Middleby Corp. (The)*	2,661	333,583
PACCAR, Inc.	8,281	681,858
Westinghouse Air Brake Technologies Corp.	14,445	1,185,646
		4,580,320
MEDIA - 1.2%
Charter Communications, Inc., Class A*	4,175	1,956,113
New York Times Co. (The), Class A	17,086	476,699
Omnicom Group, Inc.	34,008	2,163,249
		4,596,061
OIL, GAS & CONSUMABLE FUELS - 2.6%
ConocoPhillips	24,060	2,160,829
Marathon Petroleum Corp.	12,883	1,059,111
Pioneer Natural Resources Co.	4,218	940,951
Shell PLC, ADR	116,255	6,078,974
		10,239,865
PHARMACEUTICALS - 3.7%
Aclaris Therapeutics, Inc.*	3,352	46,794
AstraZeneca PLC, ADR	19,511	1,289,092
Bristol-Myers Squibb Co.	29,188	2,247,476
Elanco Animal Health, Inc.*	23,043	452,334
Eli Lilly and Co.	12,138	3,935,504
Intra-Cellular Therapies, Inc.*	3,867	220,728
Novartis AG, ADR	12,862	1,087,225
Pfizer, Inc.	68,543	3,593,709
Royalty Pharma PLC, Class A	2,083	87,569
Zoetis, Inc.	7,995	1,374,261
		14,334,692
PROFESSIONAL SERVICES - 0.3%
Science Applications International Corp.	6,171	574,520
TriNet Group, Inc.*	5,959	462,538
		1,037,058
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
Advanced Micro Devices, Inc.*	21,978	1,680,671
KLA Corp.	3,454	1,102,102
Marvell Technology, Inc.	19,870	864,941
Micron Technology, Inc.	22,438	1,240,373
NVIDIA Corp.	4,916	745,217
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,869	234,541
Teradyne, Inc.	10,976	982,901
Texas Instruments, Inc.	16,679	2,562,728
		9,413,474
	Shares/ Principal	Fair Value
SOFTWARE - 5.2%
Adobe, Inc.*	1,573	$575,812
Avalara, Inc.*	1,329	93,827
Ceridian HCM Holding, Inc.*	11,912	560,817
Guidewire Software, Inc.*	3,101	220,140
HashiCorp, Inc., Class A*	9,297	273,704
Microsoft Corp.	57,375	14,735,621
Palo Alto Networks, Inc.*	477	235,609
Qualtrics International, Inc., Class A*	9,329	116,706
Rapid7, Inc.*	1,340	89,512
salesforce, Inc.*	9,424	1,555,337
SentinelOne, Inc., Class A*	4,093	95,490
ServiceNow, Inc.*	2,103	1,000,019
UiPath, Inc., Class A*	7,198	130,932
Varonis Systems, Inc.*	5,123	150,206
Workday, Inc., Class A*	3,507	489,507
		20,323,239
SPECIALTY RETAIL - 1.1%
TJX Cos., Inc. (The)	38,109	2,128,388
Ulta Beauty, Inc.*	6,086	2,346,031
		4,474,419
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.8%
Apple, Inc.	50,801	6,945,513
TOBACCO - 0.7%
Philip Morris International, Inc.	27,653	2,730,457
TRADING COMPANIES & DISTRIBUTORS - 0.1%
WESCO International, Inc.*	3,770	403,767
WIRELESS TELECOMMUNICATION SERVICES - 0.7%
T-Mobile US, Inc.*	19,279	2,593,797
TOTAL COMMON STOCKS (Cost - $166,831,111)		222,678,797
U.S. TREASURY SECURITIES AND AGENCY BONDS - 12.5%
U.S. Treasury Bond
1.75%, 8/15/41	$125,000	95,649
2.38%, 2/15/42	330,000	281,377
3.25%, 5/15/42	5,650,000	5,544,062
3.00%, 11/15/44	610,000	568,754
2.50%, 2/15/45	2,695,000	2,300,856
2.88%, 8/15/45	545,000	498,483
2.50%, 5/15/46	805,000	687,332
3.00%, 5/15/47	470,000	442,534
2.75%, 8/15/47	320,000	288,275
3.13%, 5/15/48	140,000	136,484
2.25%, 2/15/52	1,325,000	1,099,750
2.88%, 5/15/52	4,680,000	4,456,969
U.S. Treasury Note
0.38%, 10/31/23	175,000	169,224
0.13%, 1/15/24	500,000	479,004

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
U.S. TREASURY SECURITIES AND AGENCY BONDS - 12.5% (Continued)
0.88%, 1/31/24	$1,330,000	$1,287,866
1.50%, 2/29/24	250,000	244,287
0.25%, 3/15/24	2,315,000	2,212,091
2.50%, 4/30/24	180,000	178,580
0.25%, 5/15/24	260,000	247,315
0.75%, 11/15/24	755,000	716,483
1.00%, 12/15/24	85,000	81,019
1.13%, 1/15/25	1,400,000	1,336,344
1.50%, 2/15/25	350,000	336,752
1.75%, 3/15/25	725,000	701,664
2.63%, 4/15/25	1,625,000	1,609,004
2.75%, 5/15/25	355,000	352,615
2.88%, 6/15/25	625,000	623,096
0.25%, 9/30/25	260,000	237,809
0.38%, 12/31/25	1,550,000	1,414,314
0.38%, 1/31/26	515,000	468,851
0.75%, 3/31/26	475,000	436,833
0.75%, 4/30/26	275,000	252,420
0.75%, 5/31/26	260,000	238,194
0.88%, 6/30/26	1,125,000	1,034,165
0.63%, 7/31/26	2,215,000	2,011,497
0.75%, 8/31/26	505,000	460,319
0.88%, 9/30/26	1,715,000	1,568,555
1.13%, 10/31/26	510,000	470,774
1.25%, 11/30/26	140,000	129,812
1.25%, 12/31/26	4,100,000	3,795,223
1.50%, 1/31/27	445,000	416,092
1.88%, 2/28/27	1,835,000	1,744,540
2.50%, 3/31/27††	1,905,000	1,861,393
2.75%, 4/30/27	575,000	568,082
2.63%, 5/31/27	410,000	402,857
3.25%, 6/30/27	520,000	525,891
1.25%, 3/31/28	440,000	398,148
1.25%, 6/30/28	265,000	238,810
1.50%, 11/30/28	195,000	177,389
2.38%, 3/31/29	210,000	201,403
2.75%, 5/31/29	255,000	250,498
1.38%, 11/15/31	70,000	60,889
1.88%, 2/15/32	185,000	168,061
2.88%, 5/15/32	2,210,000	2,191,698
TOTAL U.S. TREASURY SECURITIES AND AGENCY BONDS (Cost - $50,794,850)		48,700,386
CORPORATE BONDS AND NOTES - 9.8%
AEROSPACE & DEFENSE - 0.1%
BAE Systems Holdings, Inc., 3.85%, 12/15/25 (a)	100,000	98,303
Lockheed Martin Corp., 4.85%, 9/15/41	50,000	50,161
Raytheon Technologies Corp., 3.95%, 8/16/25	150,000	150,453
		298,917
	Shares/ Principal	Fair Value
AGRICULTURE - 0.2%
BAT Capital Corp., 3.56%, 8/15/27	$895,000	$820,020
AIRLINES - 0.0%†
United Airlines 2016-1 Class AA Pass-Through Trust, 3.10%, 7/7/28	76,255	69,665
United Airlines 2018-1 Class B Pass Through Trust, 4.60%, 3/1/26	23,815	22,601
		92,266
AUTO MANUFACTURERS - 0.3%
General Motors Financial Co., Inc., 3.70%, 5/9/23	600,000	599,862
Hyundai Capital America, 0.80%, 4/3/23 (a)	375,000	365,926
Volkswagen Group of America Finance LLC, 3.35%, 5/13/25 (a)	225,000	217,660
		1,183,448
BANKS - 3.0%
Banco Santander SA, 3.13%, 2/23/23	200,000	199,177
Bank of America Corp.
4.20%, 8/26/24	160,000	160,305
1.73%, (SOFR + 0.96%), 7/22/27 (b)	435,000	388,053
3.42%, (3 Month US Libor + 1.04%), 12/20/28 (b)	11,000	10,260
3.97%, (3 Month US Libor + 1.21%), 2/7/30 (b)	225,000	212,868
3.19%, (3 Month US Libor + 1.18%), 7/23/30 (b)	180,000	161,735
2.65%, (SOFR + 1.22%), 3/11/32 (b)	290,000	244,377
2.30%, (SOFR + 1.22%), 7/21/32 (b)	45,000	36,466
Barclays PLC, 3.93%, (3 Month US Libor + 1.61%), 5/7/25 (b)	355,000	349,613
BNP Paribas SA
3.38%, 1/9/25 (a)	200,000	195,485
2.82%, (3 Month US Libor + 1.11%), 11/19/25 (a),(b)	200,000	191,248
BPCE SA
5.70%, 10/22/23 (a)	275,000	279,173
5.15%, 7/21/24 (a)	600,000	600,356
Citigroup, Inc.
4.05%, 7/30/22	50,000	50,048
3.50%, 5/15/23	300,000	299,888
Cooperatieve Rabobank UA, 1.11%, (US 1 Year CMT T-Note + 0.55%), 2/24/27 (a),(b)	250,000	220,777
Credit Agricole SA
3.75%, 4/24/23 (a)	250,000	249,805
3.25%, 10/4/24 (a)	250,000	243,576
4.38%, 3/17/25 (a)	200,000	196,612
Credit Suisse Group AG
2.96%, (3 Month US Libor + 1.24%), 6/12/24 (a),(b)	260,000	260,388
3.09%, (SOFR + 1.73%), 5/14/32 (a),(b)	925,000	738,034

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
BANKS - 3.0% (Continued)
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	$395,000	$395,315
Danske Bank A/S
3.88%, 9/12/23 (a)	200,000	199,234
5.38%, 1/12/24 (a)	200,000	201,901
1.62%, (US 1 Year CMT T-Note + 1.35%), 9/11/26 (a),(b)	435,000	389,705
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/25	200,000	197,191
3.27%, (3 Month US Libor + 1.20%), 9/29/25 (b)	460,000	447,345
1.43%, (SOFR + 0.80%), 3/9/27 (b)	495,000	439,283
2.62%, (SOFR + 1.28%), 4/22/32 (b)	550,000	457,855
6.75%, 10/1/37	50,000	55,562
3.21%, (SOFR + 1.51%), 4/22/42 (b)	30,000	23,022
HSBC Holdings PLC
3.60%, 5/25/23	200,000	200,453
1.59%, (SOFR + 1.29%), 5/24/27 (b)	495,000	435,270
2.21%, (SOFR + 1.29%), 8/17/29 (b)	425,000	357,970
JPMorgan Chase & Co.
2.95%, 10/1/26	400,000	381,069
2.07%, (SOFR + 1.02%), 6/1/29 (b)	10,000	8,609
2.58%, (SOFR + 1.25%), 4/22/32 (b)	325,000	273,528
Morgan Stanley
4.35%, 9/8/26	455,000	450,860
1.93%, (SOFR + 1.02%), 4/28/32 (b)	210,000	166,984
2.51%, (SOFR + 1.20%), 10/20/32 (b)	625,000	517,782
PNC Financial Services Group, Inc. (The), 3.90%, 4/29/24	50,000	50,159
Santander Holdings USA, Inc., 3.40%, 1/18/23	75,000	74,771
Standard Chartered PLC, 0.99%, (US 1 Year CMT T-Note + 0.78%), 1/12/25 (a),(b)	260,000	245,452
UniCredit SpA, 1.98%, (US 1 Year CMT T-Note + 1.20%), 6/3/27 (a),(b)	250,000	216,230
US Bancorp, 2.49%, (US 5 Year CMT T-Note + 0.95%), 11/3/36 (b)	263,000	214,904
Wells Fargo & Co., 3.00%, 2/19/25	150,000	146,662
		11,835,360
BIOTECHNOLOGY - 0.1%
CSL Finance PLC, 4.25%, 4/27/32 (a)	275,000	269,622
COMMERCIAL SERVICES - 0.2%
ERAC USA Finance LLC, 3.30%, 10/15/22 (a)	500,000	499,729
S&P Global, Inc.
2.70%, 3/1/29 (a)	170,000	154,991
2.90%, 3/1/32 (a)	170,000	151,946
		806,666
COMPUTERS - 0.1%
Kyndryl Holdings, Inc., 3.15%, 10/15/31 (a)	580,000	430,570
	Shares/ Principal	Fair Value
DIVERSIFIED FINANCIAL SERVICES - 0.5%
Aviation Capital Group LLC, 1.95%, 9/20/26 (a)	$410,000	$348,827
Avolon Holdings Funding Ltd.
2.13%, 2/21/26 (a)	184,000	159,292
2.53%, 11/18/27 (a)	558,000	456,541
Capital One Financial Corp., 4.20%, 10/29/25	105,000	103,704
Intercontinental Exchange, Inc.
4.35%, 6/15/29	100,000	98,795
1.85%, 9/15/32	715,000	562,441
4.60%, 3/15/33	190,000	189,438
4.95%, 6/15/52	85,000	84,173
		2,003,211
ELECTRIC - 1.8%
Alabama Power Co., 1.45%, 9/15/30	30,000	24,410
American Transmission Systems, Inc., 2.65%, 1/15/32 (a)	290,000	246,279
Appalachian Power Co., 3.40%, 6/1/25	200,000	197,632
CMS Energy Corp., 4.75%, (US 5 Year CMT T-Note + 4.12%), 6/1/50 (b)	297,000	260,237
Consolidated Edison Co. of New York, Inc.
3.20%, 12/1/51	610,000	465,581
4.50%, 5/15/58	75,000	67,866
Dominion Energy South Carolina, Inc., 6.63%, 2/1/32	80,000	93,314
Duke Energy Corp.
3.75%, 4/15/24	225,000	224,934
2.65%, 9/1/26	70,000	65,642
Enel Finance International NV
2.25%, 7/12/31 (a)	200,000	157,421
5.00%, 6/15/32 (a)	885,000	856,724
Georgia Power Co.
4.70%, 5/15/32	315,000	316,688
4.75%, 9/1/40	65,000	59,813
Mid-Atlantic Interstate Transmission LLC, 4.10%, 5/15/28 (a)	400,000	390,946
NextEra Energy Capital Holdings, Inc.
1.90%, 6/15/28	295,000	256,975
5.00%, 7/15/32	105,000	107,864
Niagara Mohawk Power Corp., 1.96%, 6/27/30 (a)	335,000	277,764
Oglethorpe Power Corp., 6.19%, 1/1/31 (a)	100,000	105,018
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28	295,000	287,566
Pacific Gas and Electric Co., 5.90%, 6/15/32	200,000	192,886
Pennsylvania Electric Co., 3.60%, 6/1/29 (a)	57,000	53,802
San Diego Gas & Electric Co., 1.70%, 10/1/30	1,175,000	967,065
SCE Recovery Funding LLC
0.86%, 11/15/31	109,723	96,340
1.94%, 5/15/38	50,000	38,899

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
ELECTRIC - 1.8% (Continued)
2.51%, 11/15/43	$30,000	$22,943
Sempra Energy, 4.13%, (US 5 Year CMT T-Note + 2.87%), 4/1/52 (b)	95,000	76,659
Southern California Edison Co.
3.70%, 8/1/25	45,000	44,305
4.65%, 10/1/43	20,000	18,247
4.00%, 4/1/47	50,000	40,802
Southern Co. (The)
2.95%, 7/1/23	290,000	287,379
4.00%, (US 5 Year CMT T-Note + 3.73%), 1/15/51 (b)	575,000	515,476
Texas Electric Market Stabilization Funding N LLC, 4.27%, 8/1/34 (a)	370,000	367,898
		7,185,375
FOOD - 0.1%
Conagra Brands, Inc.
4.60%, 11/1/25	100,000	100,709
1.38%, 11/1/27	210,000	175,574
Sigma Alimentos SA de CV, 4.13%, 5/2/26 (a)	240,000	226,121
		502,404
GAS - 0.2%
Boston Gas Co., 3.15%, 8/1/27 (a)	60,000	55,817
CenterPoint Energy Resources Corp., 2.11%, (3 Month US Libor + 0.50%), 3/2/23 (b)	6,000	5,983
Eastern Energy Gas Holdings LLC, 3.60%, 12/15/24	84,000	83,276
KeySpan Gas East Corp., 2.74%, 8/15/26 (a)	275,000	259,639
Southern California Gas Co., 2.95%, 4/15/27	280,000	265,401
		670,116
HEALTHCARE-PRODUCTS - 0.0%†
Boston Scientific Corp., 2.65%, 6/1/30	30,000	26,241
HEALTHCARE-SERVICES - 0.6%
Aetna, Inc., 2.80%, 6/15/23	210,000	207,936
Bon Secours Mercy Health, Inc., 2.10%, 6/1/31	135,000	113,118
Children's Hospital/DC, 2.93%, 7/15/50	140,000	100,138
CommonSpirit Health
4.20%, 8/1/23	105,000	106,113
2.78%, 10/1/30	191,000	165,484
4.35%, 11/1/42	95,000	86,214
4.19%, 10/1/49	20,000	16,900
Dignity Health
3.81%, 11/1/24	92,000	91,333
4.50%, 11/1/42	270,000	249,280
Elevance Health, Inc., 3.50%, 8/15/24	75,000	74,798
Memorial Sloan-Kettering Cancer Center, 2.96%, 1/1/50	20,000	15,373
Mercy Health, 3.56%, 8/1/27	270,000	259,373
	Shares/ Principal	Fair Value
HEALTHCARE-SERVICES - 0.6% (Continued)
Ochsner LSU Health System of North Louisiana, 2.51%, 5/15/31	$240,000	$194,745
Sutter Health, 2.29%, 8/15/30	75,000	64,551
Toledo Hospital (The)
5.33%, 11/15/28	190,000	179,951
5.75%, 11/15/38	75,000	77,515
UnitedHealth Group, Inc.
4.20%, 5/15/32	135,000	135,568
4.75%, 5/15/52	20,000	20,121
		2,158,511
INSURANCE - 0.6%
Athene Global Funding, 2.50%, 3/24/28 (a)	650,000	559,248
CNO Global Funding, 2.65%, 1/6/29 (a)	530,000	462,731
Corebridge Financial, Inc., 3.90%, 4/5/32 (a)	380,000	341,853
Equitable Financial Life Global Funding, 1.40%, 8/27/27 (a)	275,000	237,069
Five Corners Funding Trust II, 2.85%, 5/15/30 (a)	225,000	196,218
Liberty Mutual Group, Inc., 5.50%, 6/15/52 (a)	380,000	362,453
Northwestern Mutual Life Insurance Co. (The), 3.63%, 9/30/59 (a)	30,000	22,488
Principal Financial Group, Inc., 3.40%, 5/15/25	150,000	146,962
		2,329,022
LODGING - 0.1%
Genting New York LLC / GENNY Capital, Inc., 3.30%, 2/15/26 (a)	600,000	538,369
OIL & GAS - 0.4%
Equinor ASA
3.00%, 4/6/27	610,000	587,708
3.13%, 4/6/30	40,000	37,017
Hess Corp.
7.30%, 8/15/31	460,000	516,046
5.60%, 2/15/41	145,000	141,771
Qatar Energy, 3.13%, 7/12/41 (a)	200,000	156,700
		1,439,242
PIPELINES - 0.2%
Eastern Gas Transmission & Storage, Inc., 3.60%, 12/15/24 (a)	41,000	40,647
EIG Pearl Holdings Sarl, 3.55%, 8/31/36 (a)	365,000	311,163
Energy Transfer LP
7.60%, 2/1/24	90,000	93,790
4.95%, 6/15/28	20,000	19,741
Enterprise Products Operating LLC, 3.20%, 2/15/52	50,000	36,157
Gray Oak Pipeline LLC
2.60%, 10/15/25 (a)	144,000	134,590
3.45%, 10/15/27 (a)	25,000	22,904
		658,992

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
REITS - 0.2%
CubeSmart LP, 2.25%, 12/15/28	$265,000	$226,867
EPR Properties, 4.75%, 12/15/26	60,000	56,448
SBA Tower Trust
3.45%, 3/15/23 (a)	155,000	153,500
2.84%, 1/15/25 (a)	100,000	96,901
1.88%, 1/15/26 (a)	95,000	87,889
1.63%, 11/15/26 (a)	115,000	102,761
		724,366
RETAIL - 0.1%
Lowe's Cos., Inc., 3.75%, 4/1/32	180,000	167,468
SEMICONDUCTORS - 0.2%
Broadcom, Inc.
4.30%, 11/15/32	50,000	45,542
2.60%, 2/15/33 (a)	170,000	131,276
3.42%, 4/15/33 (a)	300,000	248,780
Microchip Technology, Inc., 0.97%, 2/15/24	530,000	503,569
		929,167
SOFTWARE - 0.1%
Oracle Corp.
3.25%, 11/15/27	140,000	129,324
3.60%, 4/1/50	200,000	140,110
3.95%, 3/25/51	250,000	184,770
3.85%, 4/1/60	70,000	48,442
		502,646
TELECOMMUNICATIONS - 0.4%
AT&T, Inc.
2.55%, 12/1/33	266,000	216,486
4.30%, 12/15/42	45,000	39,419
3.65%, 6/1/51	37,000	29,133
3.85%, 6/1/60	33,000	25,691
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 3/20/25 (a)	281,875	282,053
Verizon Communications, Inc., 2.36%, 3/15/32	1,254,000	1,042,819
		1,635,601
TRUCKING & LEASING - 0.3%
DAE Funding LLC, 1.55%, 8/1/24 (a)	500,000	468,746
Penske Truck Leasing Co. LP / PTL Finance Corp.
4.88%, 7/11/22 (a)	50,000	50,012
2.70%, 11/1/24 (a)	110,000	105,697
3.95%, 3/10/25 (a)	345,000	339,981
		964,436
TOTAL CORPORATE BONDS AND NOTES (Cost - $41,514,588)		38,172,036
	Shares/ Principal	Fair Value
AGENCY MORTGAGE BACKED SECURITIES - 9.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.2%
Freddie Mac Gold Pool
3.00%, 9/1/28	$2,942	$2,890
2.50%, 10/1/28	6,098	5,863
2.50%, 12/1/31	33,354	32,442
3.50%, 11/1/34	33,738	33,171
3.00%, 2/1/43	20,262	19,277
3.50%, 10/1/43	10,067	9,905
4.00%, 8/1/44	5,693	5,745
3.00%, 11/1/46	587,303	550,306
3.00%, 12/1/46	163,863	153,528
		813,127
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.7%
Fannie Mae Pool
2.50%, 4/1/28	8,582	8,386
3.00%, 10/1/28	5,053	4,960
2.50%, 2/1/30	17,757	17,308
2.50%, 6/1/30	46,491	45,313
2.50%, 10/1/31	91,925	89,302
2.50%, 12/1/31	33,438	32,500
2.50%, 2/1/41	75,318	68,517
2.00%, 4/1/41	158,793	141,045
2.00%, 5/1/41	178,170	158,278
2.00%, 7/1/41	339,580	297,776
2.00%, 10/1/41	160,855	143,057
2.00%, 10/1/41	145,762	129,654
1.50%, 11/1/41	359,442	305,635
3.00%, 7/1/43	31,031	29,574
4.00%, 11/1/43	11,753	12,075
3.00%, 1/1/46	776,265	725,093
4.00%, 1/1/46	162,708	163,741
4.00%, 2/1/46	174,539	175,644
3.00%, 10/1/46	811,983	760,162
2.50%, 7/1/50	360,150	325,093
3.00%, 7/1/50	319,782	299,730
2.00%, 4/1/51	192,795	167,547
2.50%, 5/1/51	1,562,005	1,410,475
3.50%, 7/1/51	1,074,958	1,042,890
2.50%, 8/1/51	1,091,476	990,128
2.00%, 9/1/51	777,087	675,385
3.00%, 10/1/51	700,146	656,205
2.50%, 11/1/51	739,928	674,541
2.50%, 12/1/51	389,616	351,067
Federal National Mortgage Association
2.50%, 7/1/37 (c)	700,000	669,375
3.00%, 7/1/37 (c)	325,000	317,637
3.50%, 7/1/37 (c)	2,350,000	2,336,781
2.00%, 7/1/52 (c)	2,590,000	2,248,039
2.50%, 7/1/52 (c)	1,153,000	1,038,060
3.50%, 7/1/52 (c)	2,500,000	2,404,687
See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.7% (Continued)
4.00%, 7/1/52 (c)	$1,425,000	$1,405,852
4.50%, 7/1/52 (c)	825,000	828,481
5.00%, 7/1/52 (c)	325,000	331,855
2.00%, 8/1/52 (c)	3,985,000	3,454,497
2.50%, 8/1/52 (c)	1,145,000	1,029,606
Freddie Mac Pool
2.50%, 7/1/41	241,996	218,176
2.00%, 11/1/41	282,885	251,621
2.50%, 2/1/42	541,460	487,938
2.50%, 1/1/51	287,127	259,059
2.00%, 3/1/51	622,674	541,078
2.00%, 5/1/51	141,729	123,157
3.00%, 10/1/51	586,017	554,283
2.50%, 12/1/51	388,475	350,190
2.00%, 4/1/52	1,400,000	1,218,498
		29,969,951
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.3%
Ginnie Mae
2.00%, 7/20/52 (c)	1,175,000	1,042,078
2.50%, 7/20/52 (c)	1,837,000	1,682,577
3.00%, 7/20/52 (c)	1,400,000	1,321,250
4.00%, 7/20/52 (c)	510,000	507,769
4.50%, 7/20/52 (c)	350,000	355,141
Ginnie Mae II Pool
3.00%, 12/20/42	15,829	15,173
4.00%, 12/20/44	5,538	5,618
4.00%, 8/20/48	14,824	15,034
4.00%, 10/20/48	14,287	14,300
Government National Mortgage Association
3.50%, 7/20/43	16,913	16,688
4.00%, 9/20/48	32,885	33,039
		5,008,667
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $36,469,596)		35,791,745
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 3.1%
Affirm Asset Securitization Trust 2020-Z1, 1.07%, 8/15/25 (a)	98,450	95,937
Affirm Asset Securitization Trust 2021-A, 0.88%, 8/15/25 (a)	140,000	138,718
Affirm Asset Securitization Trust 2021-B, 1.03%, 8/17/26 (a)	195,000	186,957
Angel Oak Mortgage Trust 2019-6, 2.62%, 11/25/59 (a),(d)	19,962	19,986
Angel Oak Mortgage Trust I LLC, 3.63%, 3/25/49 (a),(d)	5,566	5,563
Arbor Multifamily Mortgage Securities Trust 2021-MF3, 2.57%, 10/15/54 (a)	300,000	258,327
	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 3.1% (Continued)
Banc of America Commercial Mortgage Trust 2015-UBS7, 3.71%, 9/15/48	$155,000	$152,604
Bayview Koitere Fund Trust 2017-RT4, 3.50%, 7/28/57 (a),(d)	77,824	78,550
Bayview Opportunity Master Fund IVa Trust 2017-SPL5, 3.50%, 6/28/57 (a),(d)	47,466	47,795
BFLD Trust 2020-OBRK, 3.37%, (1 Month US Libor + 2.05%), 11/15/28 (a),(b)	180,000	173,770
BX Trust 2021-ARIA, 2.62%, (1 Month US Libor + 1.30%), 10/15/36 (a),(b)	360,000	336,650
BX Trust 2021-LGCY, 1.83%, (1 Month US Libor + 0.51%), 10/15/23 (a),(b)	815,000	767,502
BXHPP Trust 2021-FILM
1.97%, (1 Month US Libor + 0.65%), 8/15/36 (a),(b)	185,000	178,301
2.22%, (1 Month US Libor + 0.90%), 8/15/36 (a),(b)	155,000	146,157
Castlelake Aircraft Structured Trust 2019-1, 3.97%, 4/15/39 (a)	154,182	136,013
CF Hippolyta Issuer LLC, 1.53%, 3/15/61 (a)	96,451	85,160
CFMT 2021-AL1 LLC, 1.39%, 9/22/31 (a)	543,522	527,144
Citigroup Commercial Mortgage Trust 2019-SMRT, 4.15%, 1/10/36 (a)	100,000	99,250
COMM 2013-CCRE8 Mortgage Trust, 3.33%, 6/10/46	11,187	11,118
Connecticut Avenue Security Trust, 2.48%, (SOFR + 1.55%), 10/25/41 (a),(b)	70,000	68,389
Credit Suisse First Boston Mortgage Securities Corp., 4.50%, 7/25/20	4,743	5,076
Domino's Pizza Master Issuer LLC, 3.15%, 4/25/51 (a)	198,000	173,497
Fannie Mae Connecticut Avenue Securities
6.52%, (1 Month US Libor + 4.90%), 11/25/24 (b)	44,352	45,427
3.82%, (1 Month US Libor + 2.20%), 1/25/30 (b)	99,700	100,380
Fannie Mae REMICS
3.00%, 4/25/43	224,847	214,506
3.50%, 6/25/44	67,911	66,771
3.00%, 1/25/45	226,362	216,607
3.00%, 1/25/45	118,937	110,711
3.00%, 12/25/45	257,618	246,629
3.00%, 12/25/54	420,782	414,448
Fannie Mae-Aces
1.33%, (1 Month US Libor + 0.40%), 10/25/24 (b)	17,600	17,600
2.39%, 10/25/36 (d)	383,390	330,271

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 3.1% (Continued)
FBR Securitization Trust, 2.30%, (1 Month US Libor + 0.68%), 10/25/35 (b)	$393	$392
Flagstar Mortgage Trust 2018-3, 4.00%, 5/25/48 (a),(d)	86,819	89,857
Flagstar Mortgage Trust 2021-9INV, 2.00%, 9/25/41 (a),(d)	174,626	154,210
Ford Credit Auto Lease Trust 2021-A, 0.78%, 9/15/25	130,000	126,032
Ford Credit Auto Owner Trust 2021-REV1, 1.61%, 10/17/33 (a)	100,000	91,115
Freddie Mac Multifamily Structured Pass Through Certificates
2.40%, 3/25/32	280,000	252,330
2.36%, 10/25/36	245,000	204,007
Freddie Mac REMICS
4.00%, 9/15/41	200,010	202,178
1.75%, 9/15/42	297,459	280,561
1.50%, 10/15/42	23,134	21,189
3.00%, 6/15/45	304,003	293,955
3.00%, 7/15/47	199,886	191,013
4.00%, 7/15/48	140,784	139,460
Freddie Mac STACR REMIC Trust 2020-DNA5, 3.73%, (SOFR + 2.80%), 10/25/50 (a),(b)	130,526	131,825
Freddie Mac Structured Agency Credit Risk Debt Notes
6.62%, (1 Month US Libor + 5.00%), 12/25/28 (b)	121,228	127,486
4.12%, (1 Month US Libor + 2.50%), 3/25/30 (b)	237,683	239,145
1.73%, (SOFR + 0.80%), 8/25/33 (a),(b)	48,368	48,108
Government National Mortgage Association
1.40%, (1 Month US Libor + 0.60%), 5/20/65 (b)	49,702	49,470
1.42%, (1 Month US Libor + 0.62%), 8/20/65 (b)	54,963	54,782
1.50%, (1 Month US Libor + 0.70%), 10/20/65 (b)	130	130
1.80%, (1 Month US Libor + 1.00%), 12/20/65 (b)	49,312	49,375
GSR Mortgage Loan Trust 2005-AR6, 2.94%, 9/25/35 (d)	4,335	4,348
Home Partners of America Trust 2021-2, 2.30%, 12/17/26 (a)	333,810	296,827
Horizon Aircraft Finance III Ltd., 3.43%, 11/15/39 (a)	226,384	193,223
Life 2021-BMR Mortgage Trust, 2.02%, (1 Month US Libor + 0.70%), 3/15/38 (a),(b)	98,297	94,235
Mercury Financial Credit Card Master Trust, 1.54%, 3/20/26 (a)	135,000	128,532
METLIFE SECURITIZATION TRUST, 3.00%, 4/25/55 (a),(d)	54,135	53,181
	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 3.1% (Continued)
Mill City Mortgage Loan Trust 2017-3, 2.75%, 1/25/61 (a),(d)	$36,428	$36,511
New Economy Assets Phase 1 Sponsor, LLC, 2.41%, 10/20/61 (a)	120,000	104,008
New Residential Mortgage Loan Trust 2019-RPL3, 2.75%, 7/25/59 (a),(d)	56,495	54,923
SCF Equipment Leasing 2021-1 LLC, 0.83%, 8/21/28 (a)	455,000	448,398
Seasoned Credit Risk Transfer Trust Series 2019-3, 3.50%, 10/25/58	113,065	111,814
Seasoned Credit Risk Transfer Trust Series 2021-1, 2.50%, 9/25/60	606,342	565,893
SFAVE Commercial Mortgage Securities Trust 2015-5AVE, 4.14%, 1/5/43 (a),(d)	100,000	84,206
SoFi Consumer Loan Program 2021-1 Trust, 0.49%, 9/25/30 (a)	69,834	68,201
Sonic Capital LLC, 2.19%, 8/20/51 (a)	168,725	144,611
SREIT Trust 2021-MFP, 2.40%, (1 Month US Libor + 1.08%), 11/15/38 (a),(b)	415,000	391,067
Structured Adjustable Rate Mortgage Loan Trust
2.54%, 2/25/34 (d)	2,852	2,462
2.79%, 9/25/34 (d)	2,516	2,395
Structured Adjustable Rate Mortgage Loan Trust Series, 1.92%, (1 Month US Libor + 0.30%), 10/25/35 (b)	1,340	1,305
Taco Bell Funding LLC
1.95%, 8/25/51 (a)	149,250	129,418
2.29%, 8/25/51 (a)	139,300	118,416
Towd Point Mortgage Trust 2017-2, 2.75%, 4/25/57 (a),(d)	10,146	10,134
Towd Point Mortgage Trust 2017-4, 2.75%, 6/25/57 (a),(d)	63,793	62,747
Towd Point Mortgage Trust 2018-1, 3.00%, 1/25/58 (a),(d)	25,718	25,498
Vantage Data Centers Issuer LLC
3.19%, 7/15/44 (a)	184,617	179,743
1.65%, 9/15/45 (a)	265,000	240,997
Wells Fargo Commercial Mortgage Trust 2015-NXS1, 3.15%, 5/15/48	250,000	243,710
TOTAL ASSET BACKED AND COMMERCIAL BACKED SECURITIES (Cost - $12,766,573)		11,999,237
MUNICIPAL BONDS - 0.9%
California Health Facilities Financing Authority, 4.35%, 6/1/41	185,000	173,309
Chicago O'Hare International Airport, 6.40%, 1/1/40	30,000	36,997
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, 6.90%, 12/1/40	80,000	95,935

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
MUNICIPAL BONDS - 0.9% (Continued)
Chicago Transit Authority Sales Tax Receipts Fund, 1.84%, 12/1/23	$100,000	$97,818
County of Sacramento CA, 5.73%, 8/15/23	315,000	318,097
Dallas Fort Worth International Airport
4.09%, 11/1/51	15,000	14,630
4.51%, 11/1/51	85,000	82,617
Foothill-Eastern Transportation Corridor Agency
4.09%, 1/15/49	15,000	13,109
3.92%, 1/15/53	155,000	135,001
Golden State Tobacco Securitization Corp.
2.75%, 6/1/34	10,000	8,620
3.29%, 6/1/42	20,000	16,132
3.00%, 6/1/46	40,000	35,151
Illinois Municipal Electric Agency, 6.83%, 2/1/35	195,000	222,728
Kansas Development Finance Authority, 5.37%, 5/1/26	75,000	78,168
Metropolitan Transportation Authority
6.20%, 11/15/26	10,000	10,450
6.81%, 11/15/40	180,000	217,615
5.18%, 11/15/49	65,000	67,067
Municipal Electric Authority of Georgia, 6.64%, 4/1/57	232,000	272,299
New Jersey Transportation Trust Fund Authority, 2.55%, 6/15/23	30,000	29,695
New York State Urban Development Corp., 1.83%, 3/15/29	40,000	34,897
Philadelphia Authority for Industrial Development, 6.55%, 10/15/28	270,000	306,782
Sales Tax Securitization Corp., 4.79%, 1/1/48	130,000	132,155
State of Illinois, 5.10%, 6/1/33	1,130,000	1,136,881
University of California, 1.61%, 5/15/30	20,000	16,783
TOTAL MUNICIPAL BONDS (Cost - $3,764,081)		3,552,936
EXCHANGE TRADED FUNDS - 0.3%
EQUITY FUNDS - 0.3%
SPDR S&P 500 ETF Trust (Cost - $1,186,863)	3,089	1,165,325
SOVEREIGN DEBTS - 0.1%
Qatar Government International Bond, 3.38%, 3/14/24 (a)	200,000	199,133
Saudi Government International Bond, 2.88%, 3/4/23 (a)	330,000	329,138
TOTAL SOVEREIGN DEBTS (Cost - $533,649)		528,271
	Shares/ Principal	Fair Value
SHORT-TERM INVESTMENTS - 10.9%
MONEY MARKET FUNDS - 10.9%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 1.21% (e)	$27,976,248	$27,976,248
Dreyfus Government Cash Management, 1.35% (e)	14,420,286	14,420,286
TOTAL MONEY MARKET FUNDS (Cost - $42,396,534)		42,396,534
U.S. TREASURY SECURITIES - 0.0%†
United States Treasury Bill, 0.00%, 3/23/23 (Cost - $108,679) (f)	110,000	108,110
TOTAL SHORT-TERM INVESTMENTS (Cost - $42,505,213)		42,504,644
TOTAL INVESTMENTS - 103.9%
(Cost - $356,366,524)		$405,093,377
OTHER ASSETS LESS LIABILITIES - NET (3.9)%		(15,128,653)
TOTAL NET ASSETS - 100.0%		$389,964,724

*  Non-income producing security.

†  Represents less than 0.05%.

††  A portion of this investment is held as collateral for derivative investments.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2022, these securities amounted to $23,464,769 or 6.0% of net assets.

(b)  Variable rate security. The rate shown is the rate in effect at period end.

(c)  When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.

(d)  Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

(e)  The rate shown is the annualized seven-day yield at period end.

(f)  Rate shown represents discount rate at the time of purchase.

ADR - American Depositary Receipt

CMT - Treasury Constant Maturity Rate

Libor - London Interbank Offer Rate

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation/ (Depreciation)
U.S. 2 Year Note Future	JP Morgan Chase Bank	19	9/30/2022	$3,990,297	$(24,674)
U.S. 5 Year Note Future	JP Morgan Chase Bank	37	9/30/2022	4,153,250	(31,219)
					(55,893)
SHORT FUTURES CONTRACTS
E-Mini Russell 2000 Future	Goldman Sachs & Co.	116	9/16/2022	9,906,400	473,955
S&P 500 E-Mini Future	Goldman Sachs & Co.	566	9/16/2022	107,242,850	3,410,502
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	70	9/16/2022	15,876,000	856,455
U.S. 10 Year Ultra Future	JP Morgan Chase Bank	4	9/21/2022	509,500	8,436
					4,749,348
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$4,693,455

CREDIT DEFAULT SWAPS
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	CDX.NA.IG.38	Quarterly	Sell	1.00%	-	NR	06/20/27	$1,515,000	$(17)	$12,781	$(12,798)
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED DEPRECIATION ON CREDIT DEFAULT SWAPS									$(17)	$12,781	$(12,798)

*  Credit ratings for the underlying securities in the index are assigned based on the higher ratings of either Moody's or S&P. If both are unrated, then Fitch is used. If all three agencies are unrated, a credit rating is assigned using an internal credit analyst rating.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:	Global Atlantic American Funds® Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio	Global Atlantic BlackRock Selects Managed Risk Portfolio	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
Investments in securities, at cost	$189,410,242	$93,413,864	$185,669,060	$160,580,555
Investments in securities, at fair value	$182,061,248	$96,304,198	$187,762,833	$233,036,485
Cash	-	11,425	11,442	-
Foreign cash (cost $-, $-, $- and $1,078, respectively)	-	-	-	847
Deposit with broker	2,531,680	1,060,771	2,304,348	3,069,800
Segregated cash for derivatives	-	-	-	80,306
Unrealized appreciation on forward foreign currency contracts	-	-	-	82,950
Unrealized appreciation on futures contracts	1,629,590	862,558	1,503,943	2,557,264
Unrealized appreciation on swap contracts	-	-	-	7,377
Receivable for securities sold	-	-	-	5,480
Interest and dividends receivable	7,744	3,596	6,465	497,010
Prepaid expenses	3,972	2,027	4,027	4,813
Total Assets	186,234,234	98,244,575	191,593,058	239,342,332
Liabilities:
Premiums received on open swap contracts	-	-	-	2,123
Unrealized depreciation on forward foreign currency contracts	-	-	-	22,007
Due to custodian	11,389	-	-	20,107
Due to foreign custodian (cost $-, $135, $- and $-, respectively)	-	110	-	-
Payable for securities purchased	-	-	-	9,457,493
Payable for portfolio shares redeemed	39,463	36,849	61,102	50,803
Accrued distribution (12b-1) fees	38,884	20,463	40,110	48,015
Accrued investment advisory fees	77,766	45,018	88,241	157,462
Administrative service fees payable	4,291	2,331	4,490	5,393
Accrued expenses and other liabilities	19,376	10,519	19,563	31,866
Total Liabilities	191,169	115,290	213,506	9,795,269
Net Assets	$186,043,065	$98,129,285	$191,379,552	$229,547,063
Composition of Net Assets:
Paid-in capital	$159,637,544	$90,249,195	$178,425,618	$139,992,860
Total distributable earnings	26,405,521	7,880,090	12,953,934	89,554,203
Net Assets	$186,043,065	$98,129,285	$191,379,552	$229,547,063
Class II Shares:
Net Assets	$186,043,065	$98,129,285	$191,379,552	$229,547,063
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	15,756,820	8,135,016	17,808,436	16,167,722
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$11.81	$12.06	$10.75	$14.20

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities (Continued)

June 30, 2022 (Unaudited)

Assets:	Global Atlantic Growth Managed Risk Portfolio	Global Atlantic Moderate Growth Managed Risk Portfolio	Global Atlantic Select Advisor Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio
Investments in securities, at cost	$265,336,095	$96,350,024	$77,943,002	$356,366,524
Investments in securities, at fair value	$326,121,225	$109,868,621	$83,123,669	$405,093,377
Premiums paid on open swap contracts, net	-	-	-	12,781
Cash	7,260	5,713	-	-
Foreign cash (cost $-, $-, $- and $4, respectively)	-	-	-	3
Deposit with broker	4,956,513	1,402,263	1,235,259	4,371,543
Unrealized appreciation on futures contracts	5,339,735	1,294,410	1,068,708	4,693,455
Receivable for securities sold	-	-	-	11,322,724
Interest and dividends receivable	14,720	4,254	3,696	837,340
Prepaid expenses	7,097	2,412	1,817	8,292
Total Assets	336,446,550	112,577,673	85,433,149	426,339,515
Liabilities:
Unrealized depreciation on swap contracts	-	-	-	12,798
Due to custodian	-	-	5,711	50,459
Payable for securities purchased	-	-	-	35,842,191
Payable for portfolio shares redeemed	110,934	20,410	19,898	78,902
Accrued distribution (12b-1) fees	70,448	23,455	17,837	81,282
Accrued investment advisory fees	145,027	51,601	19,645	265,092
Administrative service fees payable	7,863	2,579	1,979	9,008
Accrued expenses and other liabilities	36,425	11,153	8,804	35,059
Total Liabilities	370,697	109,198	73,874	36,374,791
Net Assets	$336,075,853	$112,468,475	$85,359,275	$389,964,724
Composition of Net Assets:
Paid-in capital	$237,593,925	$83,316,925	$66,989,767	$292,801,190
Total distributable earnings	98,481,928	29,151,550	18,369,508	97,163,534
Net Assets	$336,075,853	$112,468,475	$85,359,275	$389,964,724
Class II Shares:
Net Assets	$336,075,853	$112,468,475	$85,359,275	$389,964,724
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	26,263,580	8,985,442	6,907,367	27,888,425
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$12.80	$12.52	$12.36	$13.98

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

	Global Atlantic American Funds® Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio	Global Atlantic BlackRock Selects Managed Risk Portfolio	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
Investment Income:
Dividend income	$3,674,008	$937,902	$1,182,785	$1,583,567
Interest income**	15,157	7,359	13,391	871,083
Total Investment Income	3,689,165	945,261	1,196,176	2,454,650
Expenses:
Investment advisory fee	923,057	293,612	576,236	1,063,373
Distribution fees (12b-1) - Class II Shares	256,405	133,460	261,926	312,757
Administrative service fees	32,907	17,130	33,617	40,143
Legal fees	25,507	13,262	25,960	31,021
Trustees fees	10,193	5,288	10,367	12,406
Custody fees	1,474	1,561	1,707	9,152
Miscellaneous expenses	38,710	20,011	39,406	47,196
Total Expenses	1,288,253	484,324	949,219	1,516,048
Expenses waived	(410,248)	-	-	(27,326)
Net Expenses	878,005	484,324	949,219	1,488,722
Net Investment Income	2,811,160	460,937	246,957	965,928
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	5,700,601	(848,143)	952,582	6,310,173
Futures contracts	1,466,848	1,428,321	759,037	1,565,901
Swap contracts	-	-	-	23,456
Swaptions	-	-	-	(1,848)
Forward foreign currency contracts	-	-	-	83,166
Foreign currency translations	-	-	-	(5,460)
Capital gain distributions from underlying funds	15,581,837	-	-	-
	22,749,286	580,178	1,711,619	7,975,388
Net change in unrealized appreciation/(depreciation) on:
Investments	(60,922,516)	(17,157,672)	(35,026,631)	(50,622,056)
Futures contracts	1,629,590	862,558	1,503,943	2,511,704
Swap contracts	-	-	-	9,894
Swaptions	-	-	-	(4,879)
Forward foreign currency contracts	-	-	-	92,421
Foreign currency translations	-	19	-	332
	(59,292,926)	(16,295,095)	(33,522,688)	(48,012,584)
Net Realized and Change in Unrealized (Loss)	(36,543,640)	(15,714,917)	(31,811,069)	(40,037,196)
Net Decrease in Net Assets Resulting from Operations	$(33,732,480)	$(15,253,980)	$(31,564,112)	$(39,071,268)
** Foreign taxes withheld	$-	$-	$-	$215

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations (Continued)

For the Six Months Ended June 30, 2022 (Unaudited)

	Global Atlantic Growth Managed Risk Portfolio	Global Atlantic Moderate Growth Managed Risk Portfolio	Global Atlantic Select Advisor Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio
Investment Income:
Dividend income*	$3,111,780	$1,058,637	$967,259	$1,666,323
Interest income	28,003	8,075	7,420	1,574,606
Total Investment Income	3,139,783	1,066,712	974,679	3,240,929
Expenses:
Investment advisory fee	1,014,969	340,522	420,783	1,816,600
Distribution fees (12b-1) - Class II Shares	461,349	154,783	116,884	534,294
Administrative service fees	59,213	19,865	15,002	68,573
Legal fees	45,670	15,422	11,603	53,156
Trustees fees	18,223	6,167	4,635	21,253
Custody fees	3,769	1,617	696	20,415
Miscellaneous expenses	69,319	23,409	17,634	80,998
Total Expenses	1,672,512	561,785	587,237	2,595,289
Expenses waived	(48,562)	-	(288,015)	(52,049)
Net Expenses	1,623,950	561,785	299,222	2,543,240
Net Investment Income	1,515,833	504,927	675,457	697,689
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	11,369,194	2,943,273	1,331,310	(746,644)
Futures contracts	9,010,155	1,851,198	838,054	2,892,999
Swap contracts	-	-	-	1,589
Foreign currency translations	-	-	-	(130)
Capital gain distributions from underlying funds	-	-	2,209,785	-
	20,379,349	4,794,471	4,379,149	2,147,814
Net change in unrealized appreciation/(depreciation) on:
Investments	(82,065,402)	(25,432,554)	(21,253,957)	(78,812,343)
Futures contracts	6,343,217	1,410,510	1,068,708	4,711,267
Swap contracts	-	-	-	(12,798)
Foreign currency translations	-	-	-	(421)
	(75,722,185)	(24,022,044)	(20,185,249)	(74,114,295)
Net Realized and Change in Unrealized (Loss)	(55,342,836)	(19,227,573)	(15,806,100)	(71,966,481)
Net Decrease in Net Assets Resulting from Operations	$(53,827,003)	$(18,722,646)	$(15,130,643)	$(71,268,792)
* Foreign taxes withheld	$-	$-	$-	$6,587

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets

	Global Atlantic American Funds® Managed Risk Portfolio		Global Atlantic Balanced Managed Risk Portfolio
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$2,811,160	$3,637,629	$460,937	$869,711
Net realized gain	22,749,286	10,838,245	580,178	7,870,990
Net change in unrealized appreciation (depreciation)	(59,292,926)	10,258,753	(16,295,095)	(602,922)
Net increase (decrease) in net assets resulting from operations	(33,732,480)	24,734,627	(15,253,980)	8,137,779
From Distributions to Shareholders:
Total distributions paid	-	(2,588,253)	-	(3,352,759)
From Shares of Beneficial Interest:
Proceeds from shares sold	285,636	2,542,369	783,492	40,138,168 *
Reinvestment of distributions	-	2,588,253	-	3,352,759
Cost of shares redeemed	(13,041,410)	(26,498,814)	(6,776,365)	(11,674,154)
Net increase (decrease) in net assets from share transactions of beneficial interest	(12,755,774)	(21,368,192)	(5,992,873)	31,816,773
Total increase (decrease) in net assets	(46,488,254)	778,182	(21,246,853)	36,601,793
Net Assets:
Beginning of period	232,531,319	231,753,137	119,376,138	82,774,345
End of period	$186,043,065	$232,531,319	$98,129,285	$119,376,138
Share Activity:
Class II
Shares sold	21,590	194,559	60,309	2,893,630 **
Shares reinvested	-	188,373	-	244,548
Shares redeemed	(1,033,038)	(1,980,985)	(528,161)	(854,658)
Net increase (decrease) in shares of beneficial interest outstanding	(1,011,448)	(1,598,053)	(467,852)	2,283,520

*  Includes the value received from shares issued in connection with the reorganization of Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio into Global Atlantic Balanced Managed Risk Portfolio on August 20, 2021.

**  Includes shares issued in connection with the reorganization of Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio into Global Atlantic Balanced Managed Risk Portfolio on August 20, 2021.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock Selects Managed Risk Portfolio		Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$246,957	$6,564,088	$965,928	$1,567,345
Net realized gain	1,711,619	21,263,270	7,975,388	20,713,548
Net change in unrealized appreciation (depreciation)	(33,522,688)	(4,091,875)	(48,012,584)	21,203,790
Net increase (decrease) in net assets resulting from operations	(31,564,112)	23,735,483	(39,071,268)	43,484,683
From Distributions to Shareholders:
Total distributions paid	-	(3,232,570)	-	(2,279,680)
From Shares of Beneficial Interest:
Proceeds from shares sold	-	579,780	125,460	2,120,219
Reinvestment of distributions	-	3,232,570	-	2,279,680
Cost of shares redeemed	(12,599,860)	(30,606,891)	(16,104,602)	(36,223,378)
Net decrease in net assets from share transactions of beneficial interest	(12,599,860)	(26,794,541)	(15,979,142)	(31,823,479)
Total increase (decrease) in net assets	(44,163,972)	(6,291,628)	(55,050,410)	9,381,524
Net Assets:
Beginning of period	235,543,524	241,835,152	284,597,473	275,215,949
End of period	$191,379,552	$235,543,524	$229,547,063	$284,597,473
Share Activity:
Class II
Shares sold	-	47,191	8,264	136,965
Shares reinvested	-	261,535	-	142,036
Shares redeemed	(1,101,234)	(2,535,018)	(1,071,604)	(2,354,879)
Net decrease in shares of beneficial interest outstanding	(1,101,234)	(2,226,292)	(1,063,340)	(2,075,878)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic Growth Managed Risk Portfolio		Global Atlantic Moderate Growth Managed Risk Portfolio
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$1,515,833	$3,054,487	$504,927	$1,115,202
Net realized gain	20,379,349	26,622,761	4,794,471	9,012,816
Net change in unrealized appreciation (depreciation)	(75,722,185)	27,882,211	(24,022,044)	5,970,529
Net increase (decrease) in net assets resulting from operations	(53,827,003)	57,559,459	(18,722,646)	16,098,547
From Distributions to Shareholders:
Total distributions paid	-	(3,307,515)	-	(2,321,936)
From Shares of Beneficial Interest:
Proceeds from shares sold	-	3,493,684	279,238	495,371
Reinvestment of distributions	-	3,307,515	-	2,321,936
Cost of shares redeemed	(24,357,097)	(58,918,955)	(10,270,225)	(16,598,040)
Net decrease in net assets from share transactions of beneficial interest	(24,357,097)	(52,117,756)	(9,990,987)	(13,780,733)
Total increase (decrease) in net assets	(78,184,100)	2,134,188	(28,713,633)	(4,122)
Net Assets:
Beginning of period	414,259,953	412,125,765	141,182,108	141,186,230
End of period	$336,075,853	$414,259,953	$112,468,475	$141,182,108
Share Activity:
Class II
Shares sold	-	251,577	22,270	36,302
Shares reinvested	-	227,165	-	162,260
Shares redeemed	(1,783,403)	(4,192,259)	(765,674)	(1,180,641)
Net decrease in shares of beneficial interest outstanding	(1,783,403)	(3,713,517)	(743,404)	(982,079)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic Select Advisor Managed Risk Portfolio		Global Atlantic Wellington Research Managed Risk Portfolio
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$675,457	$976,065	$697,689	$425,368
Net realized gain	4,379,149	7,160,931	2,147,814	45,900,418
Net change in unrealized appreciation (depreciation)	(20,185,249)	5,422,242	(74,114,295)	8,246,431
Net increase (decrease) in net assets resulting from operations	(15,130,643)	13,559,238	(71,268,792)	54,572,217
From Distributions to Shareholders:
Total distributions paid	-	(4,843,261)	-	(19,065,724)
From Shares of Beneficial Interest:
Proceeds from shares sold	427,856	232,268	-	31,704,858 *
Reinvestment of distributions	-	4,843,261	-	19,065,724
Cost of shares redeemed	(5,469,573)	(16,371,977)	(24,240,269)	(56,645,530)
Net decrease in net assets from share transactions of beneficial interest	(5,041,717)	(11,296,448)	(24,240,269)	(5,874,948)
Total increase (decrease) in net assets	(20,172,360)	(2,580,471)	(95,509,061)	29,631,545
Net Assets:
Beginning of period	105,531,635	108,112,106	485,473,785	455,842,240
End of period	$85,359,275	$105,531,635	$389,964,724	$485,473,785
Share Activity:
Class II
Shares sold	32,763	16,317	-	1,922,530 **
Shares reinvested	-	337,275	-	1,178,351
Shares redeemed	(413,397)	(1,143,850)	(1,615,596)	(3,526,877)
Net decrease in shares of beneficial interest outstanding	(380,634)	(790,258)	(1,615,596)	(425,996)

*  Includes the value received from shares issued in connection with the reorganization of Global Atlantic PIMCO Tactical Allocation Portfolio into Global Atlantic Wellington Research Managed Risk Portfolio on August 20, 2021.

**  Includes shares issued in connection with the reorganization of Global Atlantic PIMCO Tactical Allocation Portfolio into Global Atlantic Wellington Research Managed Risk Portfolio on August 20, 2021.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic American Funds® Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
Net asset value, beginning of period	$13.87		$12.62	$12.04	$10.93	$11.98	$10.64
Income from investment operations:
Net investment income (a,b)	0.17		0.21	0.14	0.17	0.20	0.15
Net realized and unrealized gain (loss) (c)	(2.23)		1.19	1.06	1.62	(0.76)	1.35
Total income (loss) from investment operations	(2.06)		1.40	1.20	1.79	(0.56)	1.50
Less distributions from:
Net investment income	-		(0.15)	(0.18)	(0.21)	(0.15)	(0.14)
Net realized gains	-		-	(0.44)	(0.47)	(0.34)	(0.02)
Total distributions from net investment income and net realized gains	-		(0.15)	(0.62)	(0.68)	(0.49)	(0.16)
Net asset value, end of period	$11.81		$13.87	$12.62	$12.04	$10.93	$11.98
Total return (d)	(14.85)%		11.12%	10.49%	16.72%	(4.75)%	14.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$186,043		$232,531	$231,753	$230,916	$216,902	$240,415
Ratio of net expenses to average net assets (e)	0.86	% (f)	0.85%	0.86%	0.86%	0.86%	0.86%
Ratio of gross expenses to average net assets (e,g)	1.26	% (f)	1.25%	1.26%	1.26%	1.24%	1.27%
Ratio of net investment income to average net assets (b,e)	2.74	% (f)	1.55%	1.18%	1.41%	1.66%	1.29%
Portfolio turnover rate	30	% (h)	18%	35%	30%	34%	43%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Balanced Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Year Ended December 31, 2017
Net asset value, beginning of period	$13.88		$13.10		$12.51		$11.26		$12.09		$10.95
Income from investment operations:
Net investment income (a,b)	0.06		0.12		0.13		0.19		0.17		0.13
Net realized and unrealized gain (loss) (c)	(1.88)		1.05		0.93		1.42		(0.85)		1.16
Total income (loss) from investment operations	(1.82)		1.17		1.06		1.61		(0.68)		1.29
Less distributions from:
Net investment income	-		(0.10)		(0.21)		(0.20)		(0.15)		(0.15)
Net realized gains	-		(0.29)		(0.26)		(0.16)		-		-
Total distributions from net investment income and net realized gains	-		(0.39)		(0.47)		(0.36)		(0.15)		(0.15)
Net asset value, end of period	$12.06		$13.88		$13.10		$12.51		$11.26		$12.09
Total return (d)	(13.11)%		8.99%		8.78%		14.34%		(5.66)%		11.80%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$98,129		$119,376		$82,774		$83,411		$81,748		$95,893
Ratio of net expenses to average net assets (e)	0.91	% (f)	0.90%		0.92	% (g)	0.91%		0.91	% (g)	0.91%
Ratio of gross expenses to average net assets (e,h)	0.91	% (f)	0.90%		0.92%		0.91	% (h)	0.91%		0.91	% (h)
Ratio of net investment income to average net assets (b,e)	0.86	% (f)	0.90%		1.06%		1.54%		1.42%		1.14%
Portfolio turnover rate	35	% (i)	82	% (j)	119%		107%		75%		49%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets inclusive of the Adviser's recapture of waived/reimbursed fees from prior periods.

(h)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)  Not annualized.

(j)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the Portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Selects Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
Net asset value, beginning of period	$12.46		$11.44	$10.49	$9.15	$10.11	$9.04
Income from investment operations:
Net investment income (a,b)	0.01		0.33	0.15	0.15	0.04	0.16
Net realized and unrealized gain (loss) (c)	(1.72)		0.86	0.97	1.24	(0.82)	0.97
Total income (loss) from investment operations	(1.71)		1.19	1.12	1.39	(0.78)	1.13
Less distributions from:
Net investment income	-		(0.17)	(0.17)	(0.05)	(0.18)	(0.06)
Net asset value, end of period	$10.75		$12.46	$11.44	$10.49	$9.15	$10.11
Total return (d)	(13.72)%		10.41%	10.82%	15.22%	(7.78)%	12.54%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$191,380		$235,544	$241,835	$243,853	$241,801	$285,869
Ratio of net expenses to average net assets (e)	0.91	% (f)	0.90%	0.91%	0.80%	0.57%	0.57%
Ratio of gross expenses to average net assets (e)	0.91	% (f)	0.90%	0.91%	1.02%	1.24%	1.26%
Ratio of net investment income to average net assets (b,e)	0.24	% (f)	2.73%	1.39%	1.47%	3.87%	1.66%
Portfolio turnover rate	36	% (g)	93%	110%	154%	7%	1%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Year Ended December 31, 2017
Net asset value, beginning of period	$16.52		$14.25		$13.45		$11.31		$12.13		$10.64
Income from investment operations:
Net investment income (a,b)	0.06		0.09		0.12		0.16		0.15		0.12
Net realized and unrealized gain (loss) (c)	(2.38)		2.31		0.87		2.14		(0.85)		1.48
Total income (loss) from investment operations	(2.32)		2.40		0.99		2.30		(0.70)		1.60
Less distributions from:
Net investment income	-		(0.13)		(0.19)		(0.16)		(0.12)		(0.11)
Net asset value, end of period	$14.20		$16.52		$14.25		$13.45		$11.31		$12.13
Total return (d)	(14.04)%		16.87%		7.50%		20.40%		(5.82)%		15.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$229,547		$284,598		$275,216		$292,240		$264,283		$302,607
Ratio of net expenses to average net assets (e)	1.19	% (f)	1.18%		1.16%		1.16%		1.15%		1.13%
Ratio of gross expenses to average net assets (e,g)	1.21	% (f)	1.20%		1.22%		1.21%		1.19%		1.24%
Ratio of net investment income to average net assets (b,e)	0.77	% (f)	0.56%		0.91%		1.24%		1.24%		1.04%
Portfolio turnover rate	9	% (h,i)	18	% (i)	24	% (i)	20	% (i)	24	% (i)	43	% (i)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies or fees on swaps in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

(i)  The portfolio turnover rate excludes mortgage dollar roll transactions for six months ended June 30, 2022 and the years ended December 31, 2021, December 31, 2020, December 31, 2019, December 31, 2018 and December 31, 2017. If these were included in the calculation, the turnover percentage would be 31%, 59%, 77%, 55%, 48% and 55%, respectively.
See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Growth Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Year Ended December 31, 2017
Net asset value, beginning of period	$14.77		$12.98	$12.32		$10.67		$11.64		$10.03
Income from investment operations:
Net investment income (a,b)	0.06		0.10	0.10		0.16		0.14		0.11
Net realized and unrealized gain (loss) (c)	(2.03)		1.81	0.74		1.66		(0.99)		1.65
Total income (loss) from investment operations	(1.97)		1.91	0.84		1.82		(0.85)		1.76
Less distributions from:
Net investment income	-		(0.12)	(0.18)		(0.17)		(0.12)		(0.15)
Net asset value, end of period	$12.80		$14.77	$12.98		$12.32		$10.67		$11.64
Total return (d)	(13.34)%		14.69%	7.00%		17.11%		(7.33)%		17.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$336,076		$414,260	$412,126		$431,557		$423,635		$489,447
Ratio of net expenses to average net assets (e)	0.88	% (f)	0.88%	0.88%		0.89%		0.91	% (g)	0.91%
Ratio of gross expenses to average net assets (e)	0.91	% (f)	0.90%	0.91	% (h)	0.91	% (h)	0.89%		0.91	% (h)
Ratio of net investment income to average net assets (b,e)	0.82	% (f)	0.73%	0.82%		1.38%		1.24%		1.04%
Portfolio turnover rate	28	% (i)	32%	102%		69%		53%		51%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets inclusive of the Adviser's recapture of waived/reimbursed fees from prior periods.

(h)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Moderate Growth Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Year Ended December 31, 2017
Net asset value, beginning of period	$14.51		$13.18	$12.57		$11.00		$11.90		$10.52
Income from investment operations:
Net investment income (a,b)	0.05		0.11	0.12		0.17		0.16		0.12
Net realized and unrealized gain (loss) (c)	(2.04)		1.46	0.86		1.58		(0.93)		1.40
Total income (loss) from investment operations	(1.99)		1.57	0.98		1.75		(0.77)		1.52
Less distributions from:
Net investment income	-		(0.13)	(0.19)		(0.18)		(0.13)		(0.14)
Net realized gains	-		(0.11)	(0.18)		-		-		-
Total distributions from net investment income and net realized gains	-		(0.24)	(0.37)		(0.18)		(0.13)		(0.14)
Net asset value, end of period	$12.52		$14.51	$13.18		$12.57		$11.00		$11.90
Total return (d)	(13.72)%		11.91%	8.08%		15.94%		(6.50)%		14.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$112,468		$141,182	$141,186		$143,221		$135,945		$153,178
Ratio of net expenses to average net assets (e)	0.91	% (f)	0.90%	0.91%		0.91%		0.91	% (g)	0.91%
Ratio of gross expenses to average net assets (e)	0.91	% (f)	0.90%	0.91	% (h)	0.91	% (h)	0.89%		0.91	% (h)
Ratio of net investment income to average net assets (b,e)	0.82	% (f)	0.78%	0.94%		1.46%		1.35%		1.09%
Portfolio turnover rate	32	% (i)	44%	110%		91%		65%		52%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets inclusive of the Adviser's recapture of waived/reimbursed fees from prior periods.

(h)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Select Advisor Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
Net asset value, beginning of period	$14.48		$13.38	$13.23	$11.53	$12.55	$11.04
Income from investment operations:
Net investment income (a,b)	0.10		0.13	0.16	0.21	0.13	0.11
Net realized and unrealized gain (loss) (c)	(2.22)		1.64	0.65	2.05	(0.87)	1.55
Total income (loss) from investment operations	(2.12)		1.77	0.81	2.26	(0.74)	1.66
Less distributions from:
Net investment income	-		(0.18)	(0.24)	(0.15)	(0.12)	(0.15)
Net realized gains	-		(0.49)	(0.42)	(0.41)	(0.16)	-
Total distributions from net investment income and net realized gains	-		(0.67)	(0.66)	(0.56)	(0.28)	(0.15)
Net asset value, end of period	$12.36		$14.48	$13.38	$13.23	$11.53	$12.55
Total return (d)	(14.64)%		13.31%	6.61%	19.96%	(5.99)%	15.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$85,359		$105,532	$108,112	$114,371	$107,874	$119,955
Ratio of net expenses to average net assets (e)	0.64	% (f)	0.64%	0.64%	0.64%	0.63%	0.63%
Ratio of gross expenses to average net assets (e,g)	1.26	% (f)	1.25%	1.26%	1.27%	1.24%	1.26%
Ratio of net investment income to average net assets (b,e)	1.44	% (f)	0.90%	1.24%	1.68%	1.07%	0.95%
Portfolio turnover rate	22	% (h)	17%	54%	22%	32%	36%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Wellington Research Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Year Ended December 31, 2017
Net asset value, beginning of period	$16.45		$15.23		$14.00		$12.38		$13.40		$11.82
Income from investment operations:
Net investment income (a,b)	0.02		0.01		0.08		0.13		0.12		0.09
Net realized and unrealized gain (loss) (c)	(2.49)		1.86		1.46		2.23		(0.79)		1.56
Total income (loss) from investment operations	(2.47)		1.87		1.54		2.36		(0.67)		1.65
Less distributions from:
Net investment income	-		(0.09)		(0.14)		(0.13)		(0.09)		(0.07)
Net realized gains	-		(0.56)		(0.17)		(0.61)		(0.26)		-
Total distributions from net investment income and net realized gains	-		(0.65)		(0.31)		(0.74)		(0.35)		(0.07)
Net asset value, end of period	$13.98		$16.45		$15.23		$14.00		$12.38		$13.40
Total return (d)	(15.02)%		12.38%		11.16%		19.32%		(5.07)%		13.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$389,965		$485,474		$455,842		$448,554		$414,731		$478,812
Ratio of net expenses to average net assets (e)	1.19	% (f)	1.20%		1.21%		1.20%		1.20	% (g)	1.20%
Ratio of gross expenses to average net assets (e)	1.21	% (f)	1.20%		1.22	% (h)	1.21	% (h)	1.19%		1.21	% (h)
Ratio of net investment income to average net assets (b,e)	0.33	% (f)	0.09%		0.54%		0.93%		0.89%		0.68%
Portfolio turnover rate	39	% (i,j)	91	% (j,k)	85	% (j)	53	% (j)	66	% (j)	67	% (j)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets inclusive of the Adviser's recapture of waived/reimbursed fees from prior periods.

(h)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)  Not annualized.

(j)  The portfolio turnover rates excludes mortgage dollar roll transactions for the six months ended June 30, 2022 and the years ended December 31, 2021, December 31, 2020, December 31, 2019, December 31, 2018 and December 31, 2017. If these were included in the calculation the turnover percentage would be 82%, 162%, 116%, 70%, 92%, and 106%, respectively.

(k)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic PIMCO Tactical Allocation Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the Portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited)

June 30, 2022

1.  ORGANIZATION

As of June 30, 2022, the Global Atlantic Portfolios were comprised of sixteen different actively managed portfolios, eight of which are discussed in this report (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio is a series of shares of beneficial interest of Forethought Variable Insurance Trust (the "Trust"), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Portfolio	Commencement Date	Investment Objective
Global Atlantic American Funds® Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Balanced Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic BlackRock Selects Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	April 30, 2014	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Growth Managed Risk Portfolio	April 30, 2014	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Moderate Growth Managed Risk Portfolio	April 30, 2014	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Select Advisor Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Wellington Research Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.

Each Portfolio is diversified. Certain of the Portfolios operate as "fund of funds." A "fund of funds" typically invests in multiple underlying funds and the level of its interest in any particular underlying fund may fluctuate. The Portfolios are intended to be funding vehicles for variable annuity contracts offered by the separate accounts of Forethought Life Insurance Company. The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses.

As of June 30, 2022, the Portfolios offered Class II shares at net asset value.

References herein to a Portfolio's investment in a particular instrument include direct investments and indirect investments through investment companies such as open-end funds (mutual funds), exchange-traded funds and closed-end funds, as applicable.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles ("US GAAP"). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Debt securities are valued on the basis of

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June 30, 2022

valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value.

Valuation of Investment Companies – The Portfolios may invest in one or more portfolios of open-end investment companies (the "Underlying Fund" or "Underlying Funds"). Each Underlying Fund is valued at its respective net asset value as reported by such investment company (except exchange-traded funds ("ETFs")). ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Each Underlying Fund values securities in its portfolio for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by each Underlying Fund's board(s) of trustees.

Illiquid Investments – Pursuant to Rule 22e-4 under the 1940 Act, a Portfolio may not acquire any "illiquid investment" if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. An "illiquid investment" is any investment that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees ("Board") has approved the designation of the Adviser to administer the Trust's liquidity risk management program and related procedures. Illiquid investments include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers).

These investments will be valued at their fair market value as determined using the valuation procedures approved by the Board. The Board has delegated execution of these procedures to a Fair Value Committee composed of one or more of the following: (i) Chief Compliance Officer of the Trust, (ii) Principal Financial Officer, and (iii) representative of the Global Atlantic Investment Advisors, LLC (the "Adviser") and/or Sub-Adviser. The Fair Value Committee at its discretion may also include a representative from The Bank of New York Mellon (the "Administrator") and third party consultants or advisers (such as an accounting firm or fair value pricing specialist) on an as-needed basis to assist in determining a security-specific fair value or valuation method. The Board reviews and approves the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Committee and Valuation Process – The Fair Value Committee is composed of one or more of the following: (i) Chief Compliance Officer of the Trust, (ii) Principal Financial Officer, and (iii) representative of the Adviser and/or Sub- Adviser. The Fair Value Committee at its discretion may also include a representative from the Administrator and third party consultants or advisers (such as an accounting firm or fair value pricing specialist) on an as-needed basis to assist in determining a security-specific fair value or valuation method. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are not readily available on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Adviser or relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument (factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading); (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a "significant event") subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio's calculation of its net asset value ("NAV"); and (v) mutual funds that do not provide timely NAV information. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser or Sub-Adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who

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should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub- Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of restricted or illiquid securities using certain factors, such as, but not limited to: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights, as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; (xii) the security's embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. US GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2022 for each Portfolio's investments measured at fair value:

Global Atlantic American Funds® Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$157,948,588	$-	$-	$157,948,588
Mutual Funds	15,414,398	-	-	15,414,398
Short-Term Investments	8,698,262	-	-	8,698,262
Futures Contracts*	1,629,590			1,629,590
Total	$183,690,838	$-	$-	$183,690,838

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June 30, 2022

Global Atlantic Balanced Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$92,227,932	$-	$-	$92,227,932
Short-Term Investments	4,076,266	-	-	4,076,266
Futures Contracts*	862,558			862,558
Total	$97,166,756	$-	$-	$97,166,756

Global Atlantic BlackRock Selects Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$138,489,526	$-	$-	$138,489,526
Variable Insurance Trusts	42,052,902	-	-	42,052,902
Short-Term Investments	7,220,405	-	-	7,220,405
Futures Contracts*	1,503,943	-	-	1,503,943
Total	$189,266,776	$-	$-	$189,266,776

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$156,296,328	$253	$-	$156,296,581
U.S. Treasury Securities and Agency Bonds	-	20,118,104	-	20,118,104
Corporate Bonds and Notes	-	14,676,973	-	14,676,973
Asset Backed and Commercial Backed Securities	-	11,951,476	-	11,951,476
Agency Mortgage Backed Securities	-	9,650,684	-	9,650,684
Exchange Traded Funds	2,273,544	-	-	2,273,544
Term Loans	-	2,278,043	-	2,278,043
Municipal Bonds	-	2,212,525	-	2,212,525
Sovereign Debts	-	773,222	-	773,222
Preferred Stocks	-	1,589	-	1,589
Purchased Options	-	159	-	159
Short-Term Investments	12,803,585	-	-	12,803,585
Futures Contracts*	2,602,672	-	-	2,602,672
Swap Contracts	-	54,144	-	54,144
Forward Foreign Currency Contracts	-	82,950	-	82,950
Total	$173,976,129	$61,800,122	$-	$235,776,251
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$45,408	$-	$-	$45,408
Swap Contracts	-	46,767	-	46,767
Forward Foreign Currency Contracts	-	22,007	-	22,007
Total	$45,408	$68,774	$-	$114,182

Global Atlantic Growth Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$309,088,853	$-	$-	$309,088,853
Short-Term Investments	17,032,372	-	-	17,032,372
Futures Contracts*	5,339,735	-	-	5,339,735
Total	$331,460,960	$-	$-	$331,460,960

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June 30, 2022

Global Atlantic Moderate Growth Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$104,606,197	$-	$-	$104,606,197
Short-Term Investments	5,262,424	-	-	5,262,424
Futures Contracts*	1,294,410	-	-	1,294,410
Total	$111,163,031	$-	$-	$111,163,031

Global Atlantic Select Advisor Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$64,738,109	$-	$-	$64,738,109
Exchange Traded Funds	14,101,280	-	-	14,101,280
Short-Term Investments	4,284,280	-	-	4,284,280
Futures Contracts*	1,068,708	-	-	1,068,708
Total	$84,192,377	$-	$-	$84,192,377

Global Atlantic Wellington Research Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$222,678,797	$-	$-	$222,678,797
U.S. Treasury Securities and Agency Bonds		48,700,386		48,700,386
Corporate Bonds & Notes	-	38,172,036	-	38,172,036
Agency and Mortgage Backed Securities	-	35,791,745	-	35,791,745
Asset Backed and Commercial Backed Securities	-	11,999,237	-	11,999,237
Municipal Bonds	-	3,552,936	-	3,552,936
Exchange Traded Funds	1,165,325	-	-	1,165,325
Sovereign Debts	-	528,271	-	528,271
Short-Term Investments	42,396,534	108,110	-	42,504,644
Futures Contracts	4,749,348	-	-	4,749,348
Total	$270,990,004	$138,852,721	$-	$409,842,725
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$55,893	$-	$-	$55,893
Swap Contracts*	-	12,798	-	12,798
Total	$55,893	$12,798	$-	$68,691

*  Net unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

The Portfolios did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities over the lesser of the lives of the respective securities or to the call date, for any callable securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

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June 30, 2022

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios maintain deposits with a financial institution which are generally an amount that is in excess of federally insured limits. The Portfolios have not experienced any losses on their accounts.

Federal Income Tax – It is each Portfolio's policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in each Portfolio's 2019 and 2020 tax returns, or is expected to be taken in each Portfolio's 2021 tax return. Each Portfolio identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency Translation – The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and change in unrealized gain or loss on foreign currency translations.

Forward Foreign Currency Contracts – As foreign securities are purchased, a Portfolio may enter into forward currency contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Statements of Operations.

For the six months ended June 30, 2022, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on forward foreign currency contracts subject to currency risk, as disclosed in the Statements of Operations, is as follows:

	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	$83,166	$92,421

Options Transactions – Certain Portfolios are subject to equity price risk, interest rate risk and foreign currency risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

A Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or securities indices, including ETFs, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option, in return for a premium, the right, but not the obligation, to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to

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June 30, 2022

the expiration of the option for American options or only at expiration for European options, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right, but not the obligation, to sell the security at the stated exercise price at any time prior to the expiration date of the option for American options or only at expiration for European options, regardless of the market price of the security.

Securities index options are put options and call options on various securities indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the securities index and the exercise price of the option expressed in dollars times a specified multiple. A securities index fluctuates with changes in the market value of the securities included in the index.

The Portfolios may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, but not the obligation, to buy in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk, foreign currency exchange rate risks, and to reduce return volatility. Futures are standardized, exchange-traded contracts that provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a securities index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios' volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio's basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers when applicable. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

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June 30, 2022

For the six months ended June 30, 2022, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on futures contracts by risk type, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic American Funds® Managed Risk Portfolio	Equity	$1,466,848	$1,629,590
Global Atlantic Balanced Managed Risk Portfolio	Equity	1,428,321	862,558
Global Atlantic BlackRock Selects Managed Risk Portfolio	Equity	759,037	1,503,943
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Equity	2,076,757	2,602,672
	Interest Rate	(510,856)	(90,968)
Global Atlantic Growth Managed Risk Portfolio	Equity	9,010,155	6,343,217
Global Atlantic Moderate Growth Managed Risk Portfolio	Equity	1,851,198	1,410,510
Global Atlantic Select Advisor Managed Risk Portfolio	Equity	838,054	1,068,708
Global Atlantic Wellington Research Managed Risk Portfolio	Equity	3,303,684	(47,457)
	Interest Rate	(410,685)	4,758,724

Swap Agreements – Certain Portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. These Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. In a standard over-the-counter ("OTC") swap, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" (i.e., the return or increase in value of a particular dollar amount invested in a "basket" of securities, representing a particular index or industry sectors) of predetermined investments or instruments.

Certain Portfolios may enter into credit default swaps ("CDS"). CDS are two-party contracts that transfer credit exposure between the parties. One party (the "buyer") receives credit protection and the other party (the "seller") takes on credit risk. The buyer typically makes predetermined periodic payments to the seller in exchange for the seller's commitment to purchase the underlying reference obligation if a defined credit event occurs, such as a default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Portfolio would be liable for the notional amount of the swap.

The swaps in which a Portfolio may invest may be centrally-cleared or bi-laterally traded. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of a swap agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. A Portfolio segregates cash or liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Swap agreements involve, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Each Portfolio's maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract's remaining life, to be the extent that amount is positive.

Swaps may involve greater risks than direct investments in securities because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk, credit risk and pricing risk, each of which individually and collectively, may have a considerable impact on the performance of a Portfolio. CDS in particular may involve greater risks than investing in a referenced instrument directly. Swaps, especially those that are not exchange-traded, may also be considered illiquid. It

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Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

may not be possible for a Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses. Although central clearing and exchange-trading of swaps may decrease counterparty risk and increase market liquidity, exchange-trading and clearing does not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of the clearing broker or the clearinghouse.

The Portfolios use cash and certain securities as collateral to swap agreements as indicated on the Portfolio of Investments and Statements of Assets and Liabilities. Such collateral is held for the benefit of the counterparty in a segregated account to prevent non-payment by the Portfolios. If the counterparty defaults, a Portfolio may seek return of this collateral and incur certain costs exercising their rights to the collateral.

For the six months ended June 30, 2022, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swap agreements by risk type, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Credit	$518	$(9,918)
	Interest Rate	22,938	19,812
Global Atlantic Wellington Research Managed Risk Portfolio	Credit	1,589	(12,798)

For the six months ended June 30, 2022, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swaptions, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Interest Rate	$(1,848)	$(4,879)

Offsetting of Financial Assets/Liabilities and Derivative Assets/Liabilities – The following tables present certain of the Portfolios' asset/liability derivatives available for offset under a master netting arrangement net of collateral pledged as of June 30, 2022.

Global Atlantic American Funds® Managed Risk Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$1,629,590	$-	$1,629,590	$-	$1,629,590	$-	$-	$-	$-	$-
	$1,629,590	$-	$1,629,590	$-	$1,629,590	$-	$-	$-	$-	$-

Global Atlantic Balanced Managed Risk Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$862,558	$-	$862,558	$-	$862,558	$-	$-	$-	$-	$-
	$862,558	$-	$862,558	$-	$862,558	$-	$-	$-	$-	$-

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

Global Atlantic BlackRock Selects Managed Risk Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$1,503,943	$-	$1,503,943	$-	$1,503,943	$-	$-	$-	$-	$-
	$1,503,943	$-	$1,503,943	$-	$1,503,943	$-	$-	$-	$-	$-

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Citibank NA	$54,144	$(39,015)	$15,129	$-	$15,129	$39,015	$(39,015)	$-	$-	$-
Goldman Sachs & Co.	2,602,672	-	2,602,672	-	2,602,672	-	-	-	-	-
JP Morgan	-	-	-	-	-	7,752	-	7,752	-	7,752
JP Morgan Chase Bank	82,950	(22,007)	60,943	-	60,943	22,007	(22,007)	-	-	-
JP Morgan Securities LLC	-	-	-	-	-	45,408	-	45,408	(45,408)	-
Total	$2,739,766	$(61,022)	$2,678,744	$-	$2,678,744	$114,182	$(61,022)	$53,160	$(45,408)	$7,752

Global Atlantic Growth Managed Risk Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$5,339,735	$-	$5,339,735	$-	$5,339,735	$-	$-	$-	$-	$-
Total	$5,339,735	$-	$5,339,735	$-	$5,339,735	$-	$-	$-	$-	$-

Global Atlantic Moderate Growth Managed Risk Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$1,294,410	$-	$1,294,410	$-	$1,294,410	$-	$-	$-	$-	$-
Total	$1,294,410	$-	$1,294,410	$-	$1,294,410	$-	$-	$-	$-	$-

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

Global Atlantic Select Advisor Managed Risk Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$1,068,708	$-	$1,068,708	$-	$1,068,708	$-	$-	$-	$-	$-
Total	$1,068,708	$-	$1,068,708	$-	$1,068,708	$-	$-	$-	$-	$-

Global Atlantic Wellington Research Managed Risk Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$4,740,912	$-	$4,740,912	$-	$4,740,912	$-	$-	$-	$-	$-
JP Morgan Chase Bank	8,436	(8,436)	-	-	-	55,893	(8,436)	47,457	(47,457)	-
Citibank	-	-	-	-	-	12,798	-	12,798	-	12,798
Total	$4,749,348	$(8,436)	$4,740,912	$-	$4,740,912	$68,691	$(8,436)	$60,255	$(47,457)	$12,798

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Impact of Derivatives on the Statements of Assets and Liabilities – The following table presents a summary of the location of derivative investments categorized by primary risk exposure on the Portfolios' Statements of Assets and Liabilities as of June 30, 2022:

Global Atlantic American Funds® Managed Risk Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$1,629,590	$-	$-	$-	$1,629,590
Total	$1,629,590	$-	$-	$-	$1,629,590

Global Atlantic Balanced Managed Risk Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$862,558	$-	$-	$-	$862,558
Total	$862,558	$-	$-	$-	$862,558

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

Global Atlantic BlackRock Selects Managed Risk Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$1,503,943	$-	$-	$-	$1,503,943
Total	$1,503,943	$-	$-	$-	$1,503,943

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$2,602,672	$-	$-	$-	$2,602,672
Unrealized appreciation on Swap Contracts	-	19,812	-	-	19,812
Unrealized appreciation on Forward Foreign Exchange Contracts	-	-	-	82,950	82,950
Liabilities
Unrealized depreciation on Futures Contracts	-	(45,408)	-	-	(45,408)
Unrealized depreciation on Swap Contracts	-	-	(12,435)	-	(12,435)
Unrealized depreciation on Forward Foreign Exchange Contracts	-	-	-	(22,007)	(22,007)
Total	$2,602,672	$(25,596)	$(12,435)	$60,943	$2,625,584

Global Atlantic Growth Managed Risk Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$5,339,735	$-	$-	$-	$5,339,735
Total	$5,339,735	$-	$-	$-	$5,339,735

Global Atlantic Moderate Growth Managed Risk Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$1,294,410	$-	$-	$-	$1,294,410
Total	$1,294,410	$-	$-	$-	$1,294,410

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

Global Atlantic Select Advisor Managed Risk Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$1,068,708	$-	$-	$-	$1,068,708
Total	$1,068,708	$-	$-	$-	$1,068,708

Global Atlantic Wellington Research Managed Risk Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$4,740,912	$8,436	$-	$-	$4,749,348
Liabilities
Unrealized depreciation on Futures Contracts	-	(55,893)	-	-	(55,893)
Unrealized depreciation on Swap Contracts	-	-	(12,798)	-	(12,798)
Total	$4,740,912	$(47,457)	$(12,798)	$-	$4,680,657

The notional value of the derivative instruments outstanding as of June 30, 2022, as disclosed in the Portfolios of Investments, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within in the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios.

Short Sales – A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which a Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time a Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A Portfolio does not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Portfolio's net assets. This percentage may be varied by action of the Board of Trustees. A short sale is "against the box" to the extent a Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The SEC adopted a final rule related to the use of derivatives, reverse repurchase

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

agreements and certain other transactions, which may include short sales in some cases, by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and coverage transactions.

When-Issued and Delayed-Delivery Transactions – The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Real Estate Investment Trusts – Certain Portfolios may invest in real estate investment trusts ("REITs"). REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs' operations. Along with the risks common to different types of real estate-related securities, such as loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities, REITs involve additional risk factors. These include poor performance by the REIT's manager, changes to the tax laws, and failure by the REIT to qualify for tax free distribution of income or exemption under the 1940 Act. In addition, REITs are not diversified and are heavily dependent on cash flow.

Distributions from a Portfolio's investments in REITs may be characterized as ordinary income, a net capital gain or a return of capital. The Portfolios record distributions that represent a net capital gain as a realized gain and distributions that represent a return of capital as a reduction of the cost of investment. REITs report information on the source of their distributions annually in the following calendar year. As a result, a Portfolio may estimate the source of REIT distributions for accounting purposes and then makes adjustments when the actual source information is reported by the REIT. These estimates are based on the most recent REIT distribution information available.

Mortgage Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by a Portfolio of mortgage related securities that it holds with an agreement by the Portfolio to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

For the six months ended June 30, 2022, cost of purchases and proceeds from sales of portfolio securities, other than short- term investments, were as follows:

	Purchases	Sales
Global Atlantic American Funds® Managed Risk Portfolio	$64,001,537	$59,087,318
Global Atlantic Balanced Managed Risk Portfolio	36,399,607	41,041,509
Global Atlantic BlackRock Selects Managed Risk Portfolio	73,331,326	79,215,526
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	76,336,186	88,584,243
Global Atlantic Growth Managed Risk Portfolio	97,860,414	117,779,594

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

	Purchases	Sales
Global Atlantic Moderate Growth Managed Risk Portfolio	$38,662,577	$47,270,254
Global Atlantic Select Advisor Managed Risk Portfolio	19,540,221	22,238,707
Global Atlantic Wellington Research Managed Risk Portfolio	336,483,679	358,532,062

4.  AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES

The Adviser serves as the Portfolios' investment adviser. The Adviser has engaged the following sub-advisers for the Portfolios:

Portfolio	Sub-Adviser
Global Atlantic American Funds® Managed Risk Portfolio	Wilshire Advisors, LLC Milliman Financial Risk Management, LLC
Global Atlantic Balanced Managed Risk Portfolio	BlackRock Investment Management, LLC Milliman Financial Risk Management, LLC
Global Atlantic BlackRock Selects Managed Risk Portfolio	BlackRock Investment Management, LLC Milliman Financial Risk Management, LLC
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Franklin Advisers, Inc. Milliman Financial Risk Management, LLC
Global Atlantic Growth Managed Risk Portfolio	BlackRock Investment Management, LLC Milliman Financial Risk Management, LLC
Global Atlantic Moderate Growth Managed Risk Portfolio	BlackRock Investment Management, LLC Milliman Financial Risk Management, LLC
Global Atlantic Select Advisor Managed Risk Portfolio	Wilshire Advisors, LLC Milliman Financial Risk Management, LLC
Global Atlantic Wellington Research Managed Risk Portfolio	Wellington Management Company LLP Milliman Financial Risk Management, LLC

The Bank of New York Mellon serves as the Administrator, Fund Accountant and Custodian for the Portfolios and BNY Mellon Investment Servicing (US) Inc. (together with The Bank of New York Mellon, "BNYM") serves as the Transfer Agent for the Portfolios.

Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Portfolios, the Adviser, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Portfolios pay the Adviser an advisory fee, computed on average daily net assets and accrued daily and paid monthly.

The following chart details the annual advisory fee for each Portfolio for the six months ended June 30, 2022.

Portfolio	Advisory Fee*
Global Atlantic American Funds® Managed Risk Portfolio	0.900% on first $500 million
0.875% on next $500 million
0.850% over $1 billion
Global Atlantic Balanced Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion
Global Atlantic BlackRock Selects Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

Portfolio	Advisory Fee*
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	0.850% on first $500 million
0.825% on next $500 million
0.800% over $1 billion
Global Atlantic Growth Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion
Global Atlantic Moderate Growth Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion
Global Atlantic Select Advisor Managed Risk Portfolio	0.900% on first $500 million
0.875% on next $500 million
0.850% over $1 billion
Global Atlantic Wellington Research Managed Risk Portfolio	0.850% on first $500 million
0.825% on next $500 million
0.800% over $1 billion

*  Calculated daily based on the average daily net assets.

During the six months ended June 30, 2022, with respect to each Portfolio, the Adviser contractually agreed to waive its fees and to reimburse expenses, at least until the expiration dates listed below, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed the average daily net asset percentages attributable to the Portfolio's shares listed below ("Waiver Agreements"). The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limits listed below and any expense limits applicable at the time of recoupment. The agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.

Portfolio	Operating Expense Limitation	Expiration Date
Global Atlantic American Funds® Managed Risk Portfolio	0.87%	May 1, 2023
Global Atlantic Balanced Managed Risk Portfolio	0.92%	May 1, 2023
Global Atlantic BlackRock Selects Managed Risk Portfolio	0.94%	May 1, 2023
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	1.19%	May 1, 2023
Global Atlantic Growth Managed Risk Portfolio	0.88%	May 1, 2023
Global Atlantic Moderate Growth Managed Risk Portfolio	0.92%	May 1, 2023
Global Atlantic Select Advisor Managed Risk Portfolio	0.64%	May 1, 2023
Global Atlantic Wellington Research Managed Risk Portfolio*	1.19%	May 1, 2023

*  The Portfolio is also subject to a Total Expense Limit of 1.20%, which includes Acquired Fund Fees and Expenses as defined in the Portfolio's prospectus, effective through August 31, 2022.

In addition, the Adviser has agreed to waive 0.40% of its fees for Global Atlantic American Funds® Managed Risk Portfolio and Global Atlantic Select Advisor Managed Risk Portfolio for as long as each Portfolio relies primarily on investments in underlying funds to achieve its principal investment strategy. These waivers are not subject to recoupment.

The Adviser or its affiliates may receive compensation from managers of underlying funds in which certain Portfolios invest. This compensation may create a conflict of interest for the Adviser in the selection of underlying funds for investment by the Portfolio. However, the Adviser will voluntarily reduce the amount of its compensation under its Advisory Agreement with the Portfolio by the amount of compensation received from managers of underlying funds. The minimum amount of this waiver, until at least April 30, 2023 for each Portfolio is based on estimated amounts expected to be received during the current fiscal year. The actual amount of each waiver may be higher to the extent the payments exceed the Adviser's estimates, but it will not be lower. These waivers are not subject to recoupment by the Adviser. The waivers may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

For the six months ended June 30, 2022, the Adviser waived, reimbursed, or recaptured fees as follows:

	Investment Advisory Fee Waiver	Investment Advisory Fee Reimbursed	Investment Advisory Fee Recaptured	Total
Global Atlantic American Funds® Managed Risk Portfolio	$410,248	$-	$-	$410,248
Global Atlantic Balanced Managed Risk Portfolio	-	-	-	-
Global Atlantic BlackRock Selects Managed Risk Portfolio	-	-	-	-
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	27,326	-	-	27,326
Global Atlantic Growth Managed Risk Portfolio	48,562	-	-	48,562
Global Atlantic Moderate Growth Managed Risk Portfolio	-	-	-	-
Global Atlantic Select Advisor Managed Risk Portfolio	288,015	-	-	288,015
Global Atlantic Wellington Research Managed Risk Portfolio	52,049	-	-	52,049

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreements, and the Portfolio's operating expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Portfolio for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolio's expenses to exceed the amount of the expense limitation. If Portfolio operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended.

The Adviser may recapture the following amounts by the following dates:

	December 31, 2022	December 31, 2023	December 31, 2024	December 31, 2025
Global Atlantic American Funds® Managed Risk Portfolio	$-	$-	$-	$-
Global Atlantic Balanced Managed Risk Portfolio	-	-	-	-
Global Atlantic BlackRock Selects Managed Risk Portfolio	35,171	-	-	-
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	143,809	156,982	61,783	27,326
Global Atlantic Growth Managed Risk Portfolio	76,229	118,163	73,227	48,562
Global Atlantic Moderate Growth Managed Risk Portfolio	-	-	-	-
Global Atlantic Select Advisor Managed Risk Portfolio	38,360	27,191	12,758	10,531
Global Atlantic Wellington Research Managed Risk Portfolio	13,260	31,810	8,719	52,049

The following amounts expired unrecouped as of the date listed below:

December 31, 2021
Global Atlantic American Funds® Managed Risk Portfolio	$-
Global Atlantic Balanced Managed Risk Portfolio	-
Global Atlantic BlackRock Selects Managed Risk Portfolio	99,190
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	105,768
Global Atlantic Growth Managed Risk Portfolio	-
Global Atlantic Moderate Growth Managed Risk Portfolio	-
Global Atlantic Select Advisor Managed Risk Portfolio	15,417
Global Atlantic Wellington Research Managed Risk Portfolio	-

The Trust, on behalf of the Portfolios, has adopted a distribution and shareholder servicing plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for Class II shares. The fee charged under the Plan is calculated at an annual rate of 0.25% of the average daily net assets attributable to each Portfolio's Class II shares and, for the six months ended June 30, 2022, was paid to Global Atlantic Distributors, LLC ("GAD") to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Portfolios' shareholder accounts, not otherwise required to be provided by the Adviser. GAD is an affiliate of the Adviser.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

For the six months ended June 30, 2022, the Portfolios expensed the following distribution fees:

Fees Paid
Global Atlantic American Funds® Managed Risk Portfolio	$256,405
Global Atlantic Balanced Managed Risk Portfolio	133,460
Global Atlantic BlackRock Selects Managed Risk Portfolio	261,926
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	312,757
Global Atlantic Growth Managed Risk Portfolio	461,349
Global Atlantic Moderate Growth Managed Risk Portfolio	154,783
Global Atlantic Select Advisor Managed Risk Portfolio	116,884
Global Atlantic Wellington Research Managed Risk Portfolio	534,294

For the six months ended June 30, 2022, the trustees received fees in the amounts as follows:

Fees Received
Global Atlantic American Funds® Managed Risk Portfolio	$10,193
Global Atlantic Balanced Managed Risk Portfolio	5,288
Global Atlantic BlackRock Selects Managed Risk Portfolio	10,367
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	12,406
Global Atlantic Growth Managed Risk Portfolio	18,223
Global Atlantic Moderate Growth Managed Risk Portfolio	6,167
Global Atlantic Select Advisor Managed Risk Portfolio	4,635
Global Atlantic Wellington Research Managed Risk Portfolio	21,253

5.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2022, Forethought Life Insurance Company Separate Account A owned 100% of the voting securities of each Portfolio. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Shareholder Concentration Risk – Forethought Life Insurance Company, certain accounts, or the Adviser's affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Portfolio's shares. Redemptions by these entities of their holdings in a Portfolio may impact the Portfolio's liquidity and NAV. These redemptions may also force a Portfolio to sell securities.

6.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

As of December 31, 2021, the aggregate cost of investments for federal income tax purposes, the gross unrealized appreciation and depreciation and the aggregated net unrealized appreciation (depreciation) on investments were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Atlantic American Funds® Managed Risk Portfolio	$184,908,211	$54,214,262	$(6,174,497)	$48,039,765
Global Atlantic Balanced Managed Risk Portfolio	99,855,875	20,450,514	(5,962,860)	14,487,654
Global Atlantic BlackRock Selects Managed Risk Portfolio	197,998,846	37,416,979	(4,394,426)	33,022,553
Global Atlantic Franklin Dividend and Income Managed
Risk Portfolio	170,359,543	124,442,914	(1,420,929)	123,021,985
Global Atlantic Growth Managed Risk Portfolio	270,229,814	143,208,403	(1,960,197)	141,248,206
Global Atlantic Moderate Growth Managed Risk Portfolio	102,828,493	39,293,743	(1,225,674)	38,068,069
Global Atlantic Select Advisor Managed Risk Portfolio	80,056,818	26,519,071	(1,066,272)	25,452,799
Global Atlantic Wellington Research Managed Risk Portfolio	385,823,027	131,219,188	(8,495,929)	122,723,259

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

7.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended December 31, 2021 and 2020 were as follows:

For fiscal year ended 12/31/2021	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Global Atlantic American Funds® Managed Risk Portfolio	$2,588,253	$-	$-	$2,588,253
Global Atlantic Balanced Managed Risk Portfolio	2,007,723	1,345,036	-	3,352,759
Global Atlantic BlackRock Selects Managed Risk Portfolio	3,232,570	-	-	3,232,570
Global Atlantic Franklin Dividend and Income Managed
Risk Portfolio	2,279,680	-	-	2,279,680
Global Atlantic Growth Managed Risk Portfolio	3,307,515	-	-	3,307,515
Global Atlantic Moderate Growth Managed Risk Portfolio	1,805,831	516,105	-	2,321,936
Global Atlantic Select Advisor Managed Risk Portfolio	1,303,856	3,539,405	-	4,843,261
Global Atlantic Wellington Research Managed
Risk Portfolio	4,391,614	14,674,109	-	19,065,723
For fiscal year ended 12/31/2020	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Global Atlantic American Funds® Managed Risk Portfolio	$3,161,617	$7,784,961	$-	$10,946,578
Global Atlantic Balanced Managed Risk Portfolio	2,932,502	-	-	2,932,502
Global Atlantic BlackRock Selects Managed Risk Portfolio	3,599,871	-	-	3,599,871
Global Atlantic Franklin Dividend and Income Managed
Risk Portfolio	3,749,479	-	-	3,749,479
Global Atlantic Growth Managed Risk Portfolio	5,912,075	-	-	5,912,075
Global Atlantic Moderate Growth Managed Risk Portfolio	3,975,331	-	-	3,975,331
Global Atlantic Select Advisor Managed Risk Portfolio	1,879,214	3,291,782	-	5,170,996
Global Atlantic Wellington Research Managed Risk Portfolio	4,701,709	4,458,988	-	9,160,697

As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post-October Loss and Late Year Loss	Capital Loss Carryforward	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Global Atlantic American Funds® Managed Risk Portfolio	$3,636,632	$8,461,604	$-	$-	$48,039,765	$60,138,001
Global Atlantic Balanced Managed Risk Portfolio	2,739,543	5,906,873	-	-	14,487,654	23,134,070
Global Atlantic BlackRock Selects Managed Risk Portfolio	11,495,493	-	-	-	33,022,553	44,518,046
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	1,665,070	3,938,416	-	-	123,021,985	128,625,471
Global Atlantic Growth Managed Risk Portfolio	3,053,494	8,007,231	-	-	141,248,206	152,308,931
Global Atlantic Moderate Growth Managed
Risk Portfolio	2,843,893	6,962,234	-	-	38,068,069	47,874,196
Global Atlantic Select Advisor Managed Risk Portfolio	1,363,374	6,683,978	-	-	25,452,799	33,500,151
Global Atlantic Wellington Research Managed Risk Portfolio	13,137,460	32,571,607	-	-	122,723,259	168,432,326

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, and the mark-to-market on passive foreign investment companies and open 1256 options and futures contracts, forward foreign currency contracts and swaps. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains of $4,187 for Global Atlantic Franklin Dividend and Income Managed Risk Portfolio.

At December 31, 2021, the Portfolios did not have capital loss carry forwards for federal income tax purposes available to offset future capital gains.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

During the year ended December 31, 2021, the following Portfolios utilized capital loss carryforwards.

Utilized
Global Atlantic American Funds® Managed Risk Portfolio	$1,985,436
Global Atlantic BlackRock Selects Managed Risk Portfolio	15,343,336
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	16,965,213
Global Atlantic Growth Managed Risk Portfolio	17,267,902

8.  NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update No. 2020-04 ("ASU 2020-04"), "Reference Rate Reform (Topic 840): Facilitation of the Effects of Reference Rate Reform on Financial Reporting". ASU 2020-04 provides entities with optional guidance to ease the potential accounting burden associated with transitioning away from reference rates (e.g., LIBOR) that are expected to be discontinued. ASU 2020-04 allows, among other things, certain contract modifications to be accounted as a continuation of the existing contract. This ASU was effective upon the issuance and its optional relief can be applied through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

9.  OTHER RISKS

The Portfolios' risks include, but are not limited to, the following:

Credit Risk – There is a risk that security issuers will not make interest and/or principal payments on their securities. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of a Portfolio. Lower credit quality also will affect liquidity and make it difficult to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the perception (whether by market participants, rating agencies, pricing services or otherwise) that an issuer is likely to default, tends to reduce the value and liquidity of fixed income securities, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause a Portfolio to directly or indirectly incur expenses in seeking recovery of principal or interest.

A Portfolio could lose money on a debt security if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer's financial strength, the market's perception of the issuer's financial strength or in a security's credit rating, which reflects a third party's assessment of the credit risk presented by a particular issuer, may affect debt securities' value. A Portfolio may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Sub-Adviser and/or Underlying Fund manager or the rating agencies than such securities actually do.

Derivatives Risk – The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives may increase costs, reduce a Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Many types of derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of a Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose a Portfolio to losses and could make derivatives more difficult to value accurately. Derivatives typically give rise to a form of leverage and may expose a Portfolio to greater risk and increase its costs. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") and related regulatory developments require the clearing and exchange-trading of many standardized over-the-counter ("OTC") derivative instruments deemed to be "swaps." The Commodity Futures Trading Commission ("CFTC") has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act and the CFTC continues to approve contracts for central clearing. Uncleared swaps are subject to margin requirements that

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

are being implemented on a phase-in basis. In addition, the SEC recently adopted Rule 18f-4 under the 1940 Act which will regulate the use of derivatives for certain investment companies (the "Derivatives Rule"). The Derivatives Rule will require, among other things, that certain entities adopt a derivatives risk management program, comply with limitations on leveraged-related risk based on a relative "value-at-risk" test and update reporting and disclosure procedures. Although the full impact of the Derivatives Rule on the Portfolios remains uncertain, these requirements may limit the ability of a Portfolio to use derivatives, short sales, and reverse repurchase agreements and similar financing transactions as part of its investment strategies, as well as increase a Portfolio's expenses. Compliance with Rule 18f-4 will be required by August 2022. The regulation of the derivatives markets has increased over the past several years, and there can be no assurance that any new governmental regulation will not adversely affect a Portfolio's ability to achieve its investment result.

Exchange-Traded Funds Risk – The Portfolios may invest in ETFs. Disruptions to the creations and redemptions process through which market makers directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF's underlying portfolio holdings, may result in the ETF's shares trading at significantly above (at a premium to) or below (at a discount to) net asset value, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF's underlying holdings. An ETF's shares could also trade at a premium or discount to net asset value when an ETF's underlying securities trade on a foreign exchange that is closed when the securities exchange on which the ETF trades is open. The current price of the ETF's underlying securities and the last quoted price for the underlying security are likely to deviate in such circumstances. There can be no assurance that an active trading market for an ETF's shares will develop or be maintained. Trading may be halted, for example, due to market conditions. Because the value of ETF shares depends on the demand in the market, a Portfolio's holdings may not be able to be liquidated at the most optimal time, adversely affecting performance.

There can be no assurance that an ETF's investment objectives will be achieved. Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and natural resources. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs in which a Portfolio invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

Market Risk – The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, limited dealer capacity, lack of liquidity in the markets or adverse investor sentiment. Each Portfolio has exposure to instruments that may be more volatile and carry more risk than some other forms of investment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, or other events could also have a significant impact on the Portfolio and its investments. The market prices of securities may also be negatively impacted by trading activity and investor interest, including interest driven by factors unrelated to market conditions or financial performance. In these circumstances, the value of the Portfolio's investments, particularly any short positions or exposures, may fluctuate dramatically.

A Portfolio may experience a substantial or complete loss on any individual security.

Policy and legislative changes in the U.S. and abroad affect many aspects of financial regulation and may, in some cases, contribute to decreased liquidity and increased volatility in the financial markets. Economies and financial markets around the world are becoming increasingly interconnected. As a result, whether or not a Portfolio has exposure to securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio's investments may be negatively affected.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

In addition, market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. An increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values of portfolio holdings and increase a Portfolio's costs. If dealer capacity in fixed income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed income markets. The spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as "COVID-19") has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Portfolios hold, and may adversely affect the Portfolios' investments and operations. The transmission of COVID-19 and efforts to contain its spread could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolios. In certain cases, an exchange or market may close or issue trading halts on specific securities or even the entire market, which may result in the Portfolios being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price their investments.

10.  OTHER RECENT DEVELOPMENTS

Ongoing concerns regarding the economies of certain countries in Europe, as well as the possibility that one or more countries could leave the European Union (the "EU"), create risks for investing in the European markets. For example, the United Kingdom ("UK") withdrew from the EU in January 2020 (commonly known as "Brexit"). This commenced a transition period that lasted until December 31, 2020. On December 30, 2020, the EU and UK signed the EU-UK Trade and Cooperation Agreement ("TCA"), an agreement on the terms governing certain aspects of the EU's and the UK's relationship following the end of the transition period. Notwithstanding the TCA, there continues to be considerable uncertainty as to the UK's post-transition framework. Although the full impact of Brexit is not yet known, the impact on the UK, EU and global markets could include increased volatility and illiquidity, potentially lower economic growth and decreased asset valuations. Brexit may have a destabilizing impact on the EU to the extent other member states similarly seek to withdraw from the union. Brexit may also have a negative impact on the economy and currency of the UK as a result of anticipated, or actual changes to the UK's economic and political relations with the EU. Any or all of these challenges may affect the value of a Portfolio's investments economically tied to the UK or the EU.

On March 5, 2021, the United Kingdom's Financial Conduct Authority ("FCA") and ICE Benchmark Authority formally announced the dates after which the LIBORs will no longer be representative and subsequently cease publication. Certain LIBORs ceased publication on December 31, 2021, and others will cease publication after June 30, 2023. However, the FCA, the LIBOR administrator and other regulators also announced that certain sterling and yen LIBOR settings would be calculated on a "synthetic" basis through the end of 2022. In connection with supervisory guidance from regulators, certain regulated entities have ceased to enter into certain new LIBOR contracts after January 1, 2022. The unavailability or replacement of LIBOR presents risks to applicable Portfolios, including the risk that any pricing adjustments to a Portfolio's investments resulting from a substitute reference rate may adversely affect the Portfolio's performance and/or NAV. The impact of a substitute reference rate, if any, will vary on an investment-by-investment basis. The Adviser or Sub- Adviser may have discretion to determine a substitute reference rate, including any price or other adjustments to account for differences between the substitute reference rate and the previous rate. The substitute reference rate and any adjustments selected could negatively impact a Portfolio's investment performance or financial condition, including in ways unforeseen by the Adviser or Sub-Adviser.

In addition, the outbreak of COVID-19, a respiratory illness caused by a novel strain of coronavirus, has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Portfolios hold, and may adversely affect the Portfolios' investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things: quarantines and travel restrictions, including border closings, strained healthcare systems, event cancellations, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the market place and greater overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. The COVID-19 crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

11.  BOARD REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the Securities and Exchange Commission (the "Commission") adopted Rule 22e-4 under the Investment Company Act of 1940, as amended. This Rule requires every registered open-end management company to establish a liquidity risk management program (the "LRMP") that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund's portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, the establishment of a 15% limitation on illiquid investments and periodic reporting to the Trust's Board of Trustees (the "Board"). Additionally, the Commission adopted Rule 30b1-10 and Form N-LIQUID, which generally requires a fund to notify the Commission when certain liquidity-related events occur.

The Board previously approved the LRMP for the Trust and the appointment of the FVIT Liquidity Risk Management Program Committee (the "Committee") as the Program Administrator of the LRMP for the Trust. The Committee is comprised of the Trust's Chief Compliance Officer and other officers of the Trust and the Adviser. At the Board's regular meeting on May 5, 2022, the Trust's Chief Compliance Officer provided a report to the Board (the "Report") on the operation and effectiveness of the LRMP for the period April 1, 2021 through March 31, 2022 (the "Reporting Period"). The Report included, among other things, a discussion of how the Adviser manages liquidity risks associated with the Portfolios' investments by monitoring cash and cash equivalents, the use of derivatives, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every portfolio investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of portfolio investments, the Adviser utilizes a third party provider for liquidity monitoring services.

The Report stated that during this period, each Portfolio operated as a Primarily Highly Liquid Fund. Because each Portfolio consisted primarily of highly liquid investments that exceeded the 50% SEC threshold for Primarily Highly Liquid Funds, no highly liquid investment minimum was required to be established for the Portfolios, and each Portfolio was well under its illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred. The Report concluded that the LRMP was reasonably designed to assess and manage liquidity risk and did effectively manage the Portfolios' liquidity risks for the Reporting Period.

12.  SUBSEQUENT EVENTS

The Portfolios evaluated subsequent events from June 30, 2022 through the date these financial statements were issued. There were no significant events that would have a material impact on the Portfolios' financial statements.

Global Atlantic Portfolios

Expense Examples

June 30, 2022 (Unaudited)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 through June 30, 2022.

Actual Expenses

The "Actual" expenses set of columns in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The "Hypothetical" expenses set of columns in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example for a specific Portfolio with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees or other expenses charged by your insurance contract or separate account. Therefore, the Hypothetical columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Actual		Hypothetical (5% return before expenses)
	Class	Portfolio's Annualized Expense Ratio	Beginning Account Value 1-1-22	Ending Account Value 6-30-22	Expenses Paid During Period*	Ending Account Value 6-30-22	Expenses Paid During Period*
Global Atlantic American Funds® Managed Risk Portfolio	II	0.86%	$1,000	$851.50	$3.95	$1,020.53	$4.31
Global Atlantic Balanced Managed Risk Portfolio	II	0.91%	$1,000	$868.90	$4.22	$1,020.28	$4.56
Global Atlantic BlackRock Selects Managed Risk Portfolio	II	0.91%	$1,000	$862.80	$4.20	$1,020.28	$4.56
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	II	1.19%	$1,000	$859.60	$5.49	$1,018.89	$5.96
Global Atlantic Growth Managed Risk Portfolio	II	0.88%	$1,000	$866.60	$4.07	$1,020.43	$4.41
Global Atlantic Moderate Growth Managed Risk Portfolio	II	0.91%	$1,000	$862.80	$4.20	$1,020.28	$4.56

* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Global Atlantic Portfolios

Expense Examples (Continued)

June 30, 2022 (Unaudited)

				Actual		Hypothetical (5% return before expenses)
	Class	Portfolio's Annualized Expense Ratio	Beginning Account Value 1-1-22	Ending Account Value 6-30-22	Expenses Paid During Period*	Ending Account Value 6-30-22	Expenses Paid During Period*
Global Atlantic Select Advisor Managed Risk Portfolio	II	0.64%	$1,000	$853.60	$2.94	$1,021.62	$3.21
Global Atlantic Wellington Research Managed Risk Portfolio	II	1.19%	$1,000	$849.80	$5.46	$1,018.89	$5.96

* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

FACTS	WHAT DOES FORETHOUGHT VARIABLE INSURANCE TRUST DO WITH YOUR PERSONAL INFORMATION?
WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

◼ Social Security number and wire transfer instructions
◼ account transactions and transaction history
◼ investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.
HOW?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Forethought Variable Insurance Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Forethought Variable Insurance Trust share information?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes – to offer our products and services to you.	No	We don't share
For joint marketing with other financial companies.	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and records.	No	We don't share
For our affiliates' everyday business purposes – information about your credit worthiness.	No	We don't share
For nonaffiliates to market to you	No	We don't share

WHAT WE DO:

How does Forethought Variable Insurance Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Forethought Variable Insurance Trust collect my personal information?	We collect your personal information, for example, when you

◼ open an account or deposit money
◼ direct us to buy securities or direct us to sell your securities
◼ seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:

◼ sharing for affiliates' everyday business purposes – information about your creditworthiness.
◼ affiliates from using your information to market to you.
◼ sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◼ Forethought Variable Insurance Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

◼ Forethought Variable Insurance Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◼ Forethought Variable Insurance Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on or through the Portfolios' website at http://connect.rightprospectus.com/globalatlanticportfolios and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Portfolios' Form N-PORTs are available: (i) on the SEC's website at http://www.sec.gov; and (ii) on the Portfolios' website at http://connect.rightprospectus.com/globalatlanticportfolios. Each Portfolio will post to http://connect.rightprospectus.com/globalatlanticportfolios, a complete list of its portfolio holdings as of the last calendar day of each month approximately 30 days following the end of the month. Each Portfolio's portfolio holdings will remain available on the website noted above at least until the next monthly update.

INVESTMENT ADVISER

Global Atlantic Investment Advisors, LLC
10 West Market Street, Suite 2300
Indianapolis, IN 46204

ADMINISTRATOR

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INVESTMENT SUB-ADVISERS

BlackRock Investment Management, LLC
1 University Square Drive
Princeton, NJ 08540-6455

Franklin Advisers, Inc.
One Franklin Parkway
San Mateo, CA 94403

Wilshire Advisors, LLC
1299 Ocean Avenue, Suite700
New York, NY 10282

Milliman Financial Risk Management, LLC
71 S. Wacker Drive, 31st Floor
Chicago, IL 60606

Wellington Management Company LLP
280 Congress Street
Boston, MA 02210

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees since the date of the registrant’s prior report on Form N-CSR or, as applicable, in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)).

Item 11. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Forethought Variable Insurance Trust

By (Signature and Title)*	/s/ Trent M. Statczar

Trent M. Statczar, Treasurer

Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date	08/30/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric D. Todd

Eric D. Todd President

President (Principal Executive Officer)

Date	08/30/2022

By (Signature and Title)*	/s/ Trent M. Statczar

Trent M. Statczar, Treasurer

Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date	08/30/2022

* Print the name and title of each signing officer under his or her signature.